                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06654

                            BNY HAMILTON FUNDS, INC.
               (Exact name of registrant as specified in charter)

     3435 STELZER ROAD COLUMBUS, OH                                      43219
(Address of principal executive offices)                              (Zip code)

                                    RAY RICE
                          3435 STELZER ROAD, SUITE 1000
                               COLUMBUS, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-426-9363

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

BNY HAMILTON GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2008 (Unaudited)

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            COMMON STOCKS--95.5%
            Australia--11.4%
  246,580   CFS Gandel Retail Trust                                   $  489,992
  176,500   Goodman Group                                                698,595
  421,660   ING Industrial Fund                                          824,398
  179,215   Stockland                                                  1,149,541
  184,350   Westfield Group                                            3,015,883
                                                                      ----------
                                                                       6,178,409
                                                                      ----------
            Canada--2.4%
   16,060   Boardwalk Real Estate Investment Trust                       594,786
   16,690   Dundee Real Estate Investment Trust                          528,328
   10,300   H&R Real Estate Investment                                   196,152
                                                                      ----------
                                                                       1,319,266
                                                                      ----------
            Finland--2.2%
   56,600   Citycon OYJ                                                  347,814
   62,580   Sponda OYJ                                                   820,043
                                                                      ----------
                                                                       1,167,857
                                                                      ----------
            France--5.5%
    9,980   Klepierre                                                    614,826
    9,080   Unibail-Rodamco                                            2,343,235
                                                                      ----------
                                                                       2,958,061
                                                                      ----------
            Germany--0.9%
   14,365   DIC Asset AG                                                 481,398
                                                                      ----------
            Hong Kong--12.2%
  480,000   China Resources Land Ltd.                                    842,810
  875,000   Far East Consortium                                          334,382
  350,000   Hang Lung Properties Ltd.                                  1,256,731
  104,000   Henderson Land Development Co., Ltd.                         749,360
  277,500   Link REIT (The)                                              617,621
  312,000   Road King Infrastructure Ltd.                                353,882
  140,000   Sino Land Co., Ltd.                                          306,102
  137,000   Sun Hung Kai Properties Ltd.                               2,163,485
                                                                      ----------
                                                                       6,624,373
                                                                      ----------
            Japan--10.7%
       67   Japan Retail Fund Investment Corp.                           426,891
   96,000   Mitsubishi Estate Co., Ltd.                                2,356,275
   93,000   Mitsui Fudosan Co., Ltd.                                   1,873,587
       50   Mori Hills REIT Investment Corp.                             319,983
       36   Nippon Building Fund, Inc.                                   459,428
   21,000   Sumitono Realty & Development Co., Ltd.                      374,673

BNY HAMILTON GLOBAL REAL ESTATE SECURITIES FUND

March 31, 2008 (Unaudited)

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
                                                                      $5,810,837
                                                                      ----------
            Netherlands--0.4%
    2,640   Corio NV                                                     231,774
                                                                      ----------
            Singapore--3.1%
  374,000   Ascendas Real Estate Investment Trust                        655,064
   88,000   CapitaLand Ltd.                                              410,772
  249,000   CapitaMall Trust                                             629,362
                                                                      ----------
                                                                       1,695,198
                                                                      ----------
            Sweden--0.8%
   33,300   Castellum AB                                                 407,466
                                                                      ----------
            Switzerland--1.1%
    8,480   PSP Swiss Property AG                                        575,029
                                                                      ----------
            United Kingdom--8.1%
   72,300   Big Yellow Group PLC                                         624,739
   46,460   British Land Co. PLC                                         847,419
   63,460   Great Portland Estates PLC                                   668,219
   38,290   Hammerson PLC                                                847,964
   30,790   Land Securities Group PLC                                    923,742
   45,180   Segro PLC                                                    455,888
                                                                      ----------
                                                                       4,367,971
                                                                      ----------
            United States--36.7%
    6,820   Alexandria Real Estate Equities, Inc.                        632,350
    8,880   AMB Property Corp.                                           483,250
    4,130   AvalonBay Communities, Inc.                                  398,628
    5,820   Boston Properties, Inc.                                      535,847
   19,520   Brandywine Realty Trust                                      331,059
   20,160   BRE Properties, Inc.                                         918,490
   28,020   Brookfield Properties Corp.                                  541,066
   11,090   Camden Property Trust                                        556,718
    4,190   Digital Realty Trust, Inc.                                   148,745
   16,060   Education Realty Trust, Inc.                                 201,874
   15,950   Equity Residential                                           661,766
    9,100   Federal Realty Investment Trust                              709,345
    7,960   First Industrial Realty Trust, Inc.                          245,884
   26,820   General Growth Properties, Inc.                            1,023,719
   25,720   HCP, Inc.                                                    869,593
   10,030   Home Properties, Inc.                                        481,340
   30,260   Host Hotels & Resorts, Inc.                                  481,739

BNY HAMILTON GLOBAL REAL ESTATE SECURITIES FUND

March 31, 2008 (Unaudited)

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
   13,530   Kilroy Realty Corp.                                      $   664,458
   23,540   Kimco Realty Corp.                                           922,062
   12,210   Liberty Property Trust                                       379,853
   33,400   National Retail Properties, Inc.                             736,470
   19,590   Nationwide Health Properties, Inc.                           661,163
   19,020   Prologis                                                   1,119,517
    8,100   Public Storage, Inc.                                         717,822
   13,840   Regency Centers Corp.                                        896,278
   21,630   Simon Property Group, Inc.                                 2,009,643
    5,080   SL Green Realty Corp.                                        413,868
    8,610   Starwood Hotels & Resorts Worldwide, Inc.                    445,568
   16,500   Sunstone Hotel Investors, Inc.                               264,165
   11,670   Ventas, Inc.                                                 524,100
   10,480   Vornado Realty Trust                                         903,481
                                                                     -----------
                                                                      19,879,861
                                                                     -----------
            Total Common Stocks
            (Cost $57,479,493)                                        51,697,500
                                                                     -----------
            MONEY MARKET FUND--0.7%
  363,849   BNY Hamilton Money Fund (Institutional Shares),
               3.22% (a)
            (Cost $363,849)                                              363,849
                                                                     -----------
            Total Investments
            (Cost $57,843,342) (b)--96.2%                             52,061,349
            Other assets less liabilities--3.8%                        2,043,741
                                                                     -----------
            Net Assets--100.0%                                       $54,105,090
                                                                     ===========

(a)  Represents annualized 7 day yield at March 31, 2008.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes.

     At March 31, 2008, net unrealized depreciation was $5,781,993 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,224,379 and aggregate gross unrealized depreciation of $7,006,372.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2007.

BNY HAMILTON GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2008 (Unaudited)

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

              Valuation inputs                  Investment in Securities   Other Financial Instruments
---------------------------------------------   ------------------------   ---------------------------
Level 1 - Quoted Prices                                $21,562,976                      $--
Level 2 - Other Significant Observable Inputs           30,498,373                       --
Level 3 - Significant Unobservable Inputs                       --                       --
                                                       -----------                      ---
Total                                                  $52,061,349                      $--
                                                       -----------                      ---

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

            Industry               US$ Value    % of Total Net Assets
-------------------------------   -----------   ---------------------
Real Estate Investment Trusts     $35,980,932           66.5%
Real Estate Operating Companies    14,917,118           27.6
Lodging                               445,568            0.8
Money Market Fund                     363,849            0.7
Commercial Services                   353,882            0.6
Other assets less liabilities       2,043,741            3.8
                                  -----------          -----
Net Assets                        $54,105,090          100.0%
                                  -----------          -----

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2007.

BNY HAMILTON INTERNATIONAL EQUITY FUND

Schedule of Investments

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                           US$ VALUE
-----------                                                        ------------
             COMMON STOCKS--99.9%
             Australia--6.2%
     40,750  Alumina, Ltd. ADR                                     $    830,078
     34,900  Amcor Ltd. ADR                                             911,152
     20,280  Australia & New Zealand Banking Group Ltd. ADR (a)       2,087,297
     74,199  BHP Billiton Ltd. ADR (a)                                4,886,003
     36,175  Boral Ltd. ADR                                             826,881
    116,850  Coca-Cola Amatil Ltd. ADR                                1,813,337
     29,300  Commonwealth Bank of Australia ADR                       3,354,815
    108,800  Computershare Ltd. ADR                                     869,029
    203,800  Foster's Group Ltd. ADR                                    952,520
    205,200  Lend Lease Corp. Ltd. ADR                                2,481,955
    117,600  National Australia Bank Ltd. ADR                         3,236,634
     33,647  Newcrest Mining Ltd. ADR                                 1,008,064
     22,950  Santos Ltd. ADR (a)                                      1,213,137
     10,340  TABCORP Holdings Ltd. ADR                                1,335,600
     49,100  Telstra Corp. Ltd. ADR (a)                                 986,061
     23,520  Westpac Banking Corp. ADR                                2,559,682
     32,805  Woodside Petroleum Ltd. ADR                              1,632,059
                                                                   ------------
                                                                     30,984,304
                                                                   ------------
             Austria--0.6%
     38,000  Erste Bank der Oesterreichischen Sparkassen ADR          1,235,878
     65,500  Oest Elektrizats AG ADR (a)                                935,969
      6,850  Telekom Austria AG ADR (a)                                 284,164
     52,500  Wienerberger AG-SPON ADR (a)                               560,532
                                                                   ------------
                                                                      3,016,543
                                                                   ------------
             Belgium--1.3%
     20,500  Delhaize Group ADR                                       1,612,325
    150,300  Fortis ADR                                               3,801,027
      7,700  Solvay SA ADR (a)                                          986,094
                                                                   ------------
                                                                      6,399,446
                                                                   ------------
             Denmark--0.7%
     39,000  Danske Bank A/S ADR                                        721,991
     28,800  Novo Nordisk A/S ADR                                     1,994,112
     21,600  Vestas Wind Systems A/S ADR* (a)                           787,680
                                                                   ------------
                                                                      3,503,783
                                                                   ------------
             Finland--1.8%
     88,800  Amer Sports Oyj ADR (a)                                    897,022
     24,300  Metso Corp. ADR                                          1,316,866
    169,700  Nokia Corp. ADR (a)                                      5,401,551
     42,400  Stora Enso Oyj ADR                                         491,123
     48,300  UPM-Kymmene Oyj ADR                                        861,010
                                                                   ------------
                                                                      8,967,572
                                                                   ------------

BNY HAMILTON INTERNATIONAL EQUITY FUND

March 31, 2008 (Unaudited)

  NUMBER
 OF SHARES                                                           US$ VALUE
-----------                                                        -------------
             France--10.1%
     37,400  Air France-KLM ADR* (a)                               $  1,052,810
    110,400  Alcatel-Lucent ADR (a)                                     635,904
     87,600  AXA SA ADR                                               3,163,236
     93,600  BNP Paribas SA ADR                                       4,737,920
     16,700  Dassault Systemes SA ADR (a)                               968,433
     35,200  Essilor International SA ADR (a)                         1,154,296
     76,800  France Telecom SA ADR                                    2,578,944
    162,000  Groupe Danone ADR                                        2,907,884
     34,424  Lafarge SA ADR (a)                                       1,502,222
     48,340  L'Air Liquide SA ADR                                     1,479,407
    152,000  L'Oreal SA ADR                                           3,874,845
     39,500  LVMH Moet Hennessy Louis Vuitton SA ADR (a)                879,288
     13,900  PSA Peugeot Citroen ADR (a)                              1,081,666
     33,400  Publicis Group ADR (a)                                   1,280,770
     92,400  Sanofi-Aventis ADR (a)                                   3,468,696
    119,445  Societe Generale ADR (a)                                 2,347,680
     32,600  Sodexho Alliance SA ADR (a)                              2,011,512
     58,100  Suez SA ADR (a)                                          3,827,059
     11,800  Technip SA ADR                                             922,362
    103,313  Thomson ADR (a)                                            720,092
     92,024  Total SA ADR                                             6,810,696
     48,600  Valeo SA ADR (a)                                           967,242
     28,500  Veolia Environnement ADR (a)                             1,993,005
                                                                   -------------
                                                                     50,365,969
                                                                   -------------
             Germany--9.2%
    260,000  Allianz AG ADR (a)                                       5,111,599
     44,900  Altana AG ADR (a)                                          956,213
     23,400  BASF AG ADR (a)                                          3,175,419
     35,100  Bayer AG ADR                                             2,825,398
     43,300  Commerzbank AG ADR (a)                                   1,368,111
     11,000  Continental AG ADR (a)                                   1,134,181
     44,900  DaimlerChrysler AG                                       3,841,195
     26,023  Deutsche Bank AG (a)                                     2,941,900
     72,100  Deutsche Lufthansa AG ADR (a)                            1,962,757
    128,300  Deutsche Telekom AG ADR (a)                              2,127,214
     82,227  E.On AG ADR (a)                                          5,128,432
     21,900  Fresenius Medical Care AG & Co. ADR                      1,102,008
     26,500  Henkel KGaA ADR                                          1,228,232
     32,800  Hypo Real Estate Holding AG ADR                            870,036
     51,900  Infineon Technologies AG ADR                               364,338
      1,500  Puma AG Rudolf Dassler Sport ADR (a)                       580,903
     21,800  RWE AG ADR                                               2,702,677
     40,580  SAP AG ADR (a)                                           2,011,551
     38,842  Siemens AG ADR (a)                                       4,231,448
     42,500  Volkswagen AG ADR (a)                                    2,476,904
                                                                   -------------
                                                                     46,140,516
                                                                   -------------

BNY HAMILTON INTERNATIONAL EQUITY FUND

March 31, 2008 (Unaudited)

  NUMBER
 OF SHARES                                                           US$ VALUE
-----------                                                        -------------
             Greece--0.7%
    121,900  Alpha Bank A.E. ADR                                   $  1,014,074
     14,850  Coca Cola Hellenic Bottling Co. SA ADR (a)                 695,426
     36,600  Hellenic Telecommunications Organization SA ADR (a)        515,694
    116,500  National Bank of Greece SA ADR (a)                       1,230,240
                                                                   ------------
                                                                      3,455,434
                                                                   ------------
             Hong Kong--2.2%
     92,000  Cheung Kong (Holdings) Ltd. ADR (a)                      1,306,207
    167,000  CLP Holdings Ltd. ADR                                    1,374,343
     66,400  Hang Seng Bank Ltd. ADR                                  1,202,099
      6,000  Hopewell Holdings ADR (a)                                   22,781
     24,800  Hutchison Whampoa Ltd. ADR                               1,173,426
    167,000  Hysan Development Ltd. ADR                                 935,551
     34,100  MTR Corp. ADR                                            1,169,841
     46,000  Sino Land Co., Ltd. ADR                                    496,478
     81,000  Sun Hung Kai Properties Ltd. ADR (a)                     1,263,470
     88,000  Swire Pacific Ltd. ADR (a)                                 992,746
     94,500  Television Broadcasts Ltd. ADR                           1,012,652
                                                                   ------------
                                                                     10,949,594
                                                                   ------------
             Ireland--0.8%
     20,050  Allied Irish Banks PLC ADR (a)                             865,759
     17,250  Bank of Ireland ADR (a)                                  1,041,555
     23,900  CRH PLC ADR (a)                                            916,565
     19,400  Elan Corp. PLC ADR* (a)                                    404,684
     83,670  Experian Group Ltd.  ADR (a)                               610,306
     11,600  Ryanair Holdings PLC ADR* (a)                              328,048
                                                                   ------------
                                                                      4,166,917
                                                                   ------------
             Italy--3.8%
     58,492  Eni SpA ADR (a)                                          3,983,890
     48,300  Fiat SpA ADR (a)                                         1,121,227
    219,698  Intesa Sanpaolo - SpA ADR* (a)                           9,326,267
     40,400  Italcementi SpA ADR (a)                                    821,328
     25,500  Luxottica Group SpA ADR (a)                                641,580
     34,600  Mediaset SpA ADR                                           963,838
     45,210  Telecom Italia SpA ADR                                     746,869
     66,499  Telecom Italia SpA ADR (a)                               1,389,164
                                                                   ------------
                                                                     18,994,163
                                                                   ------------
             Japan--20.4%
     11,700  Advantest Corp. ADR (a)                                    307,944
     54,000  Aeon Co., Ltd. ADR                                         644,517
    164,000  Aiful Corp. ADR                                            659,477
      8,100  Ajinomoto Co., Inc. ADR (a)                                821,922
    160,000  All Nippon Airways Co., Ltd. ADR (a)                     1,411,360

BNY HAMILTON INTERNATIONAL EQUITY FUND

March 31, 2008 (Unaudited)

  NUMBER
 OF SHARES                                                           US$ VALUE
-----------                                                        -------------
     43,500  Alps Electric Co. Ltd. ADR                            $    857,459
     24,500  Amada Co., Ltd. ADR (a)                                    742,372
     83,000  Asahi Glass Co., Ltd. ADR (a)                              916,428
     14,600  Asahi Kasei Corp. ADR                                      762,746
     15,200  Bank of Yokohama Ltd. (The)ADR                           1,033,848
     28,500  Bridgestone Corp. ADR                                      971,810
     44,500  Canon, Inc. ADR (a)                                      2,063,465
      5,900  Casio Computer Co., Ltd. ADR (a)                           864,831
     62,000  Dai Nippon Print ADR                                       987,914
      5,300  Daiwa House Industry Co., Ltd. ADR                         525,554
      9,900  Daiwa Securities Group, Inc. ADR                           859,356
      6,750  Denso Corp. ADR                                            873,461
     17,700  Ebara Corp. ADR                                            540,593
     39,000  Eisai Co., Ltd. ADR (a)                                  1,332,193
     29,000  FujiFilm Holdings Corp. ADR (a)                          1,030,660
     26,000  Fujitsu Ltd. ADR (a)                                       851,560
     18,300  Hitachi Ltd. ADR                                         1,088,851
     77,600  Honda Motor Co., Ltd. ADR                                2,235,656
     11,200  Itochu Corp. ADR (a)                                     1,107,229
    160,200  Japan Airlines Corp. ADR (a)                             2,084,281
     18,000  Kajima Corp. ADR                                           509,971
      3,700  Kao Corp. ADR                                            1,050,133
     54,000  Kawasaki Heavy Industries, Ltd. ADR (a)                    481,761
     61,000  Kirin Brewery Co., Ltd. ADR                              1,155,224
     49,600  Kobe Steel Ltd. ADR (a)                                    707,608
     13,250  Komatsu Ltd. ADR (a)                                     1,472,296
     20,800  Kubota Corp. ADR                                           647,920
     10,200  Kyocera Corp. ADR                                          857,412
      6,700  Marubeni Corp. ADR (a)                                     488,693
     32,500  Marui Co., Ltd. ADR                                        692,871
     63,500  Matsui Securities Co., Ltd. ADR (a)                        719,626
     82,000  Matsushita Electric Industrial Co., Ltd. ADR             1,780,220
      7,600  Matsushita Electric Works Ltd. ADR (a)                     782,640
     18,400  Meiji Seika Kaisha Ltd. ADR (a)                            937,239
     43,886  Millea Holdings, Inc. ADR                                1,622,549
     35,000  Mitsubishi Corp. ADR (a)                                 2,116,841
     12,400  Mitsubishi Electric Corp. ADR                            1,073,874
      6,200  Mitsubishi Estate Co., Ltd. ADR                          1,507,410
    390,868  Mitsubishi UFJ Financial ADR (a)                         3,400,552
      3,500  Mitsui & Co. Ltd. ADR (a)                                1,445,990
      9,400  Mitsui Sumitomo Insurance Co., Ltd. ADR                    951,002
    209,000  NEC Corp. ADR                                              797,920
     51,200  Nidec Corp. ADR (a)                                        788,992
     86,500  Nikko Cordial Corp. ADR                                  1,115,404
     31,200  Nintendo Co., Ltd. ADR                                   2,013,966
     16,200  Nippon Shokubai Co., Ltd. ADR                              537,911
     23,400  Nippon Steel Corp ADR (a)                                1,187,220
     63,200  Nippon Telegraph & Telephone Corp. ADR                   1,370,176
     95,500  Nippon Yusen KK ADR (a)                                  1,796,117
     54,500  Nissan Motor Co., Ltd. ADR (a)                             909,060
     12,350  Nisshin Steel Co., Ltd. ADR                                856,130
      2,000  Nitto Denko Corp. ADR                                      845,934

BNY HAMILTON INTERNATIONAL EQUITY FUND

March 31, 2008 (Unaudited)

  NUMBER
 OF SHARES                                                           US$ VALUE
-----------                                                        -------------
     98,000  Nomura Holdings, Inc. ADR (a)                         $  1,472,940
      9,400  NSK Ltd. ADR (a)                                           713,015
     92,300  NTT DoCoMo, Inc. ADR (a)                                 1,407,575
     22,300  Oji Paper Co. Ltd. ADR                                   1,005,949
     80,000  Olympus Corp. ADR (a)                                    2,427,288
     34,000  Omron Corp. ADR                                            698,547
     12,000  Orix Corp. ADR (a)                                         820,320
     64,000  Promise Co., Ltd. ADR                                      921,082
     36,963  QP Corp. ADR                                               764,251
     11,000  Ricoh Co. Ltd. ADR                                         899,250
     10,000  Secom Co., Ltd. ADR (a)                                    972,522
    160,000  Sega Sammy Holdings, Inc. ADR                              423,968
     63,000  Sharp Corp. ADR                                          1,072,203
    109,000  Shinsei Bank Ltd. ADR (a)                                  720,566
     43,000  Shiseido Co., Ltd. ADR                                   1,138,343
      9,800  Shizuoka Bank Ltd. (The) ADR (a)                         1,158,849
     47,200  Sony Corp. ADR                                           1,891,303
     62,000  Sumitomo Corp. ADR (a)                                     817,861
      6,800  Sumitomo Electric Industries Ltd. ADR (a)                  862,169
     25,900  Sumitomo Metal Industries Ltd. ADR (a)                     983,594
    315,000  Sumitomo Mitsui Financial Group, Inc. ADR (a)            2,076,039
    161,000  Sumitomo Trust and Banking Co. Ltd. (The) ADR (a)        1,109,612
      7,100  Suruga Bank Ltd. ADR (a)                                   896,639
     24,800  Taiheiyo Cement Corp. ADR                                  597,980
     24,400  Taisei Corp. ADR                                           622,656
     11,000  TDK Corp. ADR (a)                                          647,570
     21,000  Teijin Ltd. ADR                                            886,120
     10,400  Tokyu Land Corp. ADR                                       653,037
     18,600  Toppan Printing Co., Ltd. ADR                            1,080,102
     12,500  Toray Industries, Inc. ADR (a)                             812,529
      4,600  TOTO Ltd. ADR                                              435,806
      5,200  Toyo Suisan Kaisha Ltd. ADR                                783,644
     58,150  Toyota Motor Corp. ADR (a)                               5,866,753
     27,000  Trend Micro, Inc. ADR                                    1,060,633
     10,500  Yamazaki Baking Co., Ltd. ADR                              995,831
                                                                   ------------
                                                                    101,892,695
                                                                   ------------
             Luxembourg--0.6%
     38,824  Arcelormittal NY Registered ADR (a)                      3,175,804
                                                                   ------------
             Netherlands--5.1%
     80,900  Aegon NV ADR                                             1,184,376
     10,000  Akzo Nobel NV ADR (a)                                      805,273
     46,900  European Aeronautic Defence & Space Co. ADR (a)          1,115,479
     21,050  Heineken NV ADR                                            613,565
     86,100  ING Groep NV ADR (a)                                     3,217,557
     33,700  James Hardie Industries NV ADR (a)                         970,223
     75,400  Koninklijke (Royal) KPN NV ADR                           1,275,014
     50,600  Koninklijke (Royal) Philips Electronics NV ADR           1,940,004
     49,680  Koninklijke Ahold NV ADR (a)                               739,979
     16,000  Koninklijke DSM NV ADR                                     193,634

BNY HAMILTON INTERNATIONAL EQUITY FUND

March 31, 2008 (Unaudited)

  NUMBER
 OF SHARES                                                           US$ VALUE
-----------                                                        -------------
     75,827  Royal Dutch Shell PLC ADR, Class A                    $  5,230,546
     55,688  Royal Dutch Shell PLC ADR, Class B                       3,752,257
     29,500  TNT NV ADR                                               1,099,899
     72,100  Unilever NV ADR (a)                                      2,431,933
     28,900  Wolters Kluwer NV ADR                                      767,963
                                                                   ------------
                                                                     25,337,702
                                                                   ------------
             New Zealand--0.1%
     44,693  Telecom Corp. of New Zealand Ltd. ADR (a)                  664,585
                                                                   ------------
             Norway--1.1%
      4,400  DnB Nor Bank ASA ADR (a)                                   669,297
     43,500  Norsk Hydro ASA ADR (a)                                    635,157
     38,100  Orkla ASA ADR                                              483,584
     68,005  Statoil ASA ADR (a)                                      2,031,309
      9,400  Telenor ASA ADR (a)                                        541,054
    127,900  Tomra Systems ASA ADR (a)                                  968,983
                                                                   ------------
                                                                      5,329,384
                                                                   ------------
             Portugal--0.3%
     19,220  Energias de Portugal SA ADR                              1,169,481
     39,300  Portugal Telecom, SGPS, SA ADR (a)                         454,701
      5,535  Zon Multimedia Zervisoc de Telecomunicacoes ADR             65,867
                                                                   ------------
                                                                      1,690,049
                                                                   ------------
             Singapore--1.2%
    108,500  CapitaLand Ltd. ADR (a)                                    999,860
    106,000  City Developments Ltd. ADR (a)                             847,597
     69,000  Keppel Corp. Ltd. ADR (a)                                  991,330
     83,750  Neptune Orient Lines Ltd. ADR (a)                          790,005
     32,935  Singapore Telecommunications Ltd. ADR                      934,412
     42,000  United Overseas Bank Ltd. ADR (a)                        1,166,609
                                                                   ------------
                                                                      5,729,813
                                                                   ------------
             Spain--4.4%
    177,100  Banco Bilbao Vizcaya Argentaria SA ADR                   3,894,429
    354,900  Banco Santander Central Hispano SA ADR (a)               7,076,706
     61,450  Iberdrola SA ADR                                         3,824,740
     49,800  Repsol YPF SA ADR (a)                                    1,713,618
     62,875  Telefonica SA ADR (a)                                    5,439,316
                                                                   ------------
                                                                     21,948,809
                                                                   ------------
             Sweden--2.4%
     71,100  AB SKF ADR                                               1,432,800
    110,400  Atlas Copco AB ADR, Class A                              1,889,662
     77,500  Atlas Copco AB ADR, Class B (a)                          1,218,711

BNY HAMILTON INTERNATIONAL EQUITY FUND

March 31, 2008 (Unaudited)

  NUMBER
 OF SHARES                                                           US$ VALUE
-----------                                                        ------------
     30,700  Electrolux AB ADR                                     $  1,009,536
     42,450  Husqvarna AB ADR*                                        1,023,678
     75,200  Sandvik AB ADR                                           1,309,352
     61,400  Svenska Cellulosa AB (SCA) ADR                           1,120,845
     72,650  Telefonaktiebolaget LM Ericsson ADR (a)                  1,427,573
    114,700  Volvo AB ADR                                             1,740,825
                                                                   ------------
                                                                     12,172,982
                                                                   ------------
             Switzerland--7.2%
    127,220  ABB Ltd. ADR                                             3,424,762
     35,960  Ciba Specialty Chemicals AG ADR                            658,446
     53,840  Credit Suisse Group ADR (a)                              2,739,379
     66,208  Nestle SA ADR                                            8,304,866
    107,180  Novartis AG ADR                                          5,490,831
     61,360  Roche Holding ADR                                        5,797,576
     22,844  Swiss Reinsurance Co. ADR                                2,003,656
     17,900  Swisscom AG ADR                                            615,790
     29,850  Syngenta AG ADR (a)                                      1,746,524
    101,010  UBS AG (a)                                               2,909,087
     78,200  Zurich Financial Services AG ADR                         2,472,786
                                                                   ------------
                                                                     36,163,703
                                                                   ------------
             United Kingdom--19.7%
    119,716  Anglo American PLC ADR (a)                               3,563,945
     58,969  AstraZeneca PLC ADR (a)                                  2,240,232
     47,425  BAE Systems PLC ADR                                      1,829,547
     88,325  Barclays PLC ADR (a)                                     3,197,365
     27,800  BG Group PLC ADR                                         3,224,013
     47,250  BHP Billiton PLC ADR (a)                                 2,775,938
    131,746  BP PLC ADR                                               7,990,396
     14,300  British Airways PLC ADR* (a)                               665,774
     34,550  British American Tobacco PLC ADR (a)                     2,617,163
     62,100  British Land Co. PLC ADR                                 1,132,425
     20,300  British Sky Broadcasting Group PLC ADR (a)                 899,290
     39,520  BT Group PLC ADR (a)                                     1,703,312
     26,904  Cadbury Schweppes PLC ADR                                1,189,695
     21,558  Centrica PLC ADR                                         1,277,909
    150,500  Compass Group PLC ADR                                      963,922
     29,795  Diageo PLC ADR                                           2,422,930
    113,100  DSG International PLC ADR (a)                              428,219
     58,960  Friends Provident PLC ADR                                1,448,394
    110,301  GlaxoSmithKline PLC ADR                                  4,680,071
    196,100  HBOS PLC ADR (a)                                         2,182,613
    112,640  HSBC Holdings PLC ADR (a)                                9,270,271
     16,700  Imperial Tobacco Group PLC ADR                           1,537,569
     38,270  Intercontinental Hotels Group PLC ADR                      577,877
     11,920  International Power PLC ADR (a)                            942,910
    144,010  Invensys PLC ADR (a)                                       643,998
     15,475  J Sainsbury PLC ADR                                        421,985
     12,650  Johnson Matthey PLC ADR (a)                              1,008,199

BNY HAMILTON INTERNATIONAL EQUITY FUND

March 31, 2008 (Unaudited)

  NUMBER
 OF SHARES                                                           US$ VALUE
-----------                                                        -------------
    111,626  Kingfisher PLC ADR (a)                                $    585,702
    140,611  Ladbrokes PLC ADR (a)                                      869,848
    111,900  Legal & General Group PLC ADR                            1,405,587
     73,525  Lloyds TSB Group PLC ADR (a)                             2,639,548
     45,750  Marks & Spencer Group PLC ADR                              704,243
     27,928  National Grid PLC ADR                                    1,953,005
     40,800  Pearson PLC ADR                                            554,064
     71,650  Prudential Corp. PLC ADR                                 1,911,622
     20,018  Reed Elsevier PLC ADR (a)                                1,020,918
     54,500  Rentokil Initial PLC ADR                                   526,704
      9,200  Reuters Group PLC ADR (a)                                  637,468
     18,160  Rexam PLC ADR                                              769,690
     11,000  Rio Tinto PLC ADR (a)                                    4,530,240
     21,960  Rolls-Royce Group PLC ADR (a)                              879,465
     50,200  SABMiller PLC ADR (a)                                    1,101,498
     29,050  Sage Group PLC ADR                                         434,417
     53,700  Scottish & Southern Energy PLC ADR (a)                   1,498,488
     38,990  Signet Group PLC ADR (a)                                   479,577
     12,300  Smith & Nephew PLC ADR (a)                                 811,677
     18,150  Tate & Lyle PLC ADR (a)                                    779,187
    105,468  Tesco PLC ADR                                            2,383,376
     40,425  Tomkins PLC ADR                                            574,844
     25,600  Trinity Mirror Plc ADR                                     300,196
     61,020  Unilever PLC ADR                                         2,057,594
     33,100  United Utilities PLC ADR (a)                               908,516
    210,753  Vodafone Group PLC ADR                                   6,219,321
     42,100  Wolseley PLC ADR                                           443,473
      9,640  WPP Group PLC ADR (a)                                      574,930
                                                                   ------------
                                                                     98,391,160
                                                                   ------------
             Total Common Stocks
             (Cost $415,982,629)                                    499,440,927
                                                                   ------------
             INVESTMENT OF CASH COLLATERAL FOR SECURITIES
             LOANED--30.1%
             MONEY MARKET FUND -30.1%
150,385,156  BNY Institutional Cash Reserve Fund, 2.91% (b)
             (Cost $150,385,156) (c)                                150,385,156
                                                                   ------------
             Total Investments
             (Cost $566,367,785) (d)--130.0%                        649,826,083
             Liabilities in excess of other assets--(30.0%)        (149,855,420)
                                                                   ------------
             Net Assets--100.0%                                    $499,970,663
                                                                   ============

BNY HAMILTON INTERNATIONAL EQUITY FUND

March 31, 2008 (Unaudited)

ADR  American Depositary Receipt.
*    Non-income producing security.
(a)  Security, or a portion thereof, was on loan at March 31, 2008.
(b)  Interest rate shown reflects the yield as of March 31, 2008.
(c) At March 31, 2008, the total market value of the Fund's securities on loan was $150,385,156 and the total value of the collateral held by the fund was $150,385,156.
(d) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2008 net unrealized appreciation was $83,458,297 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $113,053,890 and aggregate gross unrealized depreciation of $29,595,593.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2007.

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

               Valuation inputs                Investment in Securities  Other Financial Instruments
---------------------------------------------  ------------------------  ---------------------------
Level 1 - Quoted Prices                              $649,826,083                    $--
Level 2 - Other Significant Observable Inputs                  --                     --
Level 3 - Significant Unobservable Inputs                      --                     --
                                                     ------------                    ---
Total                                                $649,826,083                    $--
                                                     ------------                    ---

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BNY HAMILTON INTERNATIONAL EQUITY FUND

Industry Diversification

March 31, 2008 (Unaudited)

                                                      % OF
                                                      TOTAL
                                      US$ VALUE    NET ASSETS
                                    ------------   ----------
Advertising                         $  1,280,770       0.3%
Aerospace/Defense                      3,824,491       0.8
Agriculture                            4,154,732       0.8
Airlines                               7,505,030       1.5
Apparel                                  580,903       0.1
Auto Manufacturers                    17,532,461       3.5
Auto Parts & Equipment                 3,946,694       0.8
Banks                                 84,435,909      16.8
Beverages                              8,754,500       1.7
Building Materials                     8,330,605       1.7
Chemicals                             15,981,198       3.2
Commercial Services                    4,177,548       0.8
Computers                              2,368,159       0.5
Cosmetics/Personal Care                6,063,321       1.2
Distribution/Wholesale                 6,420,087       1.3
Diversified Financial Services        11,497,045       2.3
Electric                              23,357,104       4.7
Electrical Components & Equipment      4,961,928       1.0
Electronics                            6,248,278       1.3
Energy-Alternate Sources                 787,680       0.2
Engineering & Construction             4,557,389       0.9
Entertainment                          2,205,448       0.4
Environmental Control                    968,983       0.2
Food                                  27,615,294       5.4
Food Service                           2,975,434       0.6
Forest Products & Paper                3,478,927       0.7
Gas                                    1,277,909       0.3
Hand/Machine Tools                     1,309,352       0.3
Healthcare-Products                    2,607,553       0.5
Healthcare-Services                    1,102,008       0.2
Holding Companies-Diversified          4,036,791       0.8
Home Builders                            525,554       0.1
Home Furnishings                       5,401,151       1.1
Household Products/Wares               2,251,910       0.4
Insurance                             24,492,364       4.9
Internet                               1,780,259       0.4
Iron/Steel                             6,910,356       1.4
Leisure Time                           1,320,990       0.3
Lodging                                  577,877       0.1
Machinery-Construction & Mining        4,580,669       0.9
Machinery-Diversified                  5,470,337       1.1
Media                                  6,797,185       1.4
Metal Fabricate/Hardware               2,780,972       0.5
Mining                                17,594,269       3.5
Miscellaneous Manufacturing            8,908,237       1.8
Money Market Fund                    150,385,156      30.1
Office/Business Equipment              2,962,715       0.6
Oil & Gas                             37,581,922       7.4
Oil & Gas Services                       922,362       0.2
Packaging & Containers                 1,680,842       0.3
Pharmaceuticals                       25,408,395       5.1

BNY HAMILTON INTERNATIONAL EQUITY FUND

Industry Diversification (Continued)

March 31, 2008 (Unaudited)

                                                           % OF
                                                           TOTAL
                                          US$ VALUE     NET ASSETS
                                        -------------   ----------
Real Estate                             $  10,514,346       2.1%
Real Estate Investment Trusts               1,132,425       0.2
Retail                                      3,535,129       0.7
Semiconductors                                364,338       0.1
Software                                    3,414,400       0.7
Telecommunications                         36,718,394       7.3
Textiles                                    1,698,649       0.3
Toys/Games/Hobbies                          2,013,966       0.4
Transportation                              4,855,862       1.0
Water                                       2,901,521       0.6
                                        -------------     -----
Total value of investments                649,826,083     130.0
Liabilities in excess of other assets    (149,855,420)    (30.0)
                                        -------------     -----
Net Assets                              $ 499,440,927     100.0%
                                        -------------     -----

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2007.

BNY HAMILTON LARGE CAP EQUITY FUND

Schedule of Investments

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
             COMMON STOCKS--98.9%
             Aerospace/Defense--1.4%
     77,350  United Technologies Corp.                             $  5,323,227
                                                                   ------------
             Auto Parts & Equipment--1.9%
    205,650  Johnson Controls, Inc.                                   6,950,970
                                                                   ------------
             Banks--2.1%
    133,000  Bank of America Corp.                                    5,042,030
    109,000  Wachovia Corp. (a)                                       2,943,000
                                                                   ------------
                                                                      7,985,030
                                                                   ------------
             Beverages--1.6%
     81,000  PepsiCo, Inc.                                            5,848,200
                                                                   ------------
             Chemicals--2.8%
     57,500  Air Products & Chemicals, Inc.                           5,290,000
     87,000  PPG Industries, Inc. (a)                                 5,264,370
                                                                   ------------
                                                                     10,554,370
                                                                   ------------
             Computers--4.3%
     62,500  Apple, Inc. *                                            8,968,750
    327,400  Seagate Technology, Inc. (Cayman Islands) (a)            6,855,756
                                                                   ------------
                                                                     15,824,506
                                                                   ------------
             Cosmetics/Personal Care--3.5%
    146,600  Avon Products, Inc.                                      5,796,564
     54,500  Colgate-Palmolive Co.                                    4,246,095
     42,675  Procter & Gamble Co.                                     2,990,237
                                                                   ------------
                                                                     13,032,896
                                                                   ------------
             Diversified Financial Services--5.8%
     48,000  AllianceBernstein Holding LP                             3,042,240
    119,725  American Express Co.                                     5,234,377
    156,850  CIT Group, Inc.                                          1,858,673
    152,000  JPMorgan Chase & Co.                                     6,528,400
     51,000  Merrill Lynch & Co., Inc. (a)                            2,077,740
     65,000  Morgan Stanley                                           2,970,500
                                                                   ------------
                                                                     21,711,930
                                                                   ------------
             Electric--1.4%
     37,750  Edison International                                     1,850,505
     82,100  Public Service Enterprise Group, Inc.                    3,299,599

BNY HAMILTON LARGE CAP EQUITY FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
                                                                   ------------
                                                                   $  5,150,104
                                                                   ------------
             Electrical Components & Equipment--1.0%
     73,300  Emerson Electric Co.                                     3,772,018
                                                                   ------------
             Electronics--3.7%
    317,150  LG Display Co., Ltd. ADR (South Korea) * (a)             7,081,960
     85,900  Thermo Fisher Scientific, Inc. * (a)                     4,882,556
     30,500  Waters Corp. *                                           1,698,850
                                                                   ------------
                                                                     13,663,366
                                                                   ------------
             Food--4.4%
     86,500  General Mills, Inc.                                      5,179,620
    184,000  Safeway, Inc.                                            5,400,400
    199,700  SYSCO Corp.                                              5,795,294
                                                                   ------------
                                                                     16,375,314
                                                                   ------------
             Healthcare-Products--3.2%
     87,350  Covidien Ltd.                                            3,865,238
     59,050  Johnson & Johnson                                        3,830,574
     85,150  Medtronic, Inc.                                          4,118,705
                                                                   ------------
                                                                     11,814,517
                                                                   ------------
             Insurance--4.9%
     89,000  AFLAC, Inc.                                              5,780,550
    100,000  American International Group, Inc.                       4,325,000
     75,000  Lincoln National Corp.                                   3,900,000
    142,500  XL Capital Ltd. (Bermuda)                                4,210,875
                                                                   ------------
                                                                     18,216,425
                                                                   ------------
             Machinery-Construction & Mining--1.3%
     63,900  Caterpillar, Inc. (a)                                    5,002,731
                                                                   ------------
             Machinery-Diversified--1.1%
     49,700  Deere & Co.                                              3,997,868
                                                                   ------------
             Metals & Mining--0.6%
     22,700  Freeport-McMoRan Copper & Gold, Inc.                     2,184,194
                                                                   ------------
             Miscellaneous Manufacturing--7.7%
     47,500  Eaton Corp.                                              3,784,325
    273,000  General Electric Co.                                    10,103,730
    130,000  Honeywell International, Inc.                            7,334,600
    136,000  Textron, Inc.                                            7,537,120

BNY HAMILTON LARGE CAP EQUITY FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
                                                                   ------------
                                                                   $ 28,759,775
                                                                   ------------
             Oil & Gas--9.1%
     87,350  BP PLC  ADR (Britain) (a)                                5,297,777
     41,600  Chevron Corp.                                            3,550,976
     31,290  Devon Energy Corp.                                       3,264,486
     95,400  Exxon Mobil Corp.                                        8,068,931
     95,100  Marathon Oil Corp.                                       4,336,560
    116,350  Nabors Industries Ltd. (Bermuda) * (a)                   3,929,140
     39,000  Noble Corp.                                              1,937,130
     48,600  Occidental Petroleum Corp.                               3,556,062
                                                                   ------------
                                                                     33,941,062
                                                                   ------------
             Oil & Gas Services--3.0%
    178,200  BJ Services Co. (a)                                      5,080,482
     68,650  Schlumberger Ltd.                                        5,972,550
                                                                   ------------
                                                                     11,053,032
                                                                   ------------
             Pharmaceuticals--5.8%
     81,920  Abbott Laboratories                                      4,517,887
     29,500  Cephalon, Inc. * (a)                                     1,899,800
    104,500  Gilead Sciences, Inc. *                                  5,384,885
     77,650  Merck & Co., Inc.                                        2,946,818
    215,500  Schering-Plough Corp.                                    3,105,355
     80,650  Teva Pharmaceutical Industries Ltd. ADR (Israel)         3,725,224
                                                                   ------------
                                                                     21,579,969
                                                                   ------------
             Pipelines--2.9%
    228,700  El Paso Corp.                                            3,805,568
    213,000  Williams Cos., Inc. (The)                                7,024,740
                                                                   ------------
                                                                     10,830,308
                                                                   ------------
             Real Estate Investment Trusts--1.5%
    156,770  Digital Realty Trust, Inc. (a)                           5,565,335
                                                                   ------------
             Retail--8.7%
    151,150  Kohl's Corp. *                                           6,482,823
    170,000  Lowe's Cos., Inc.                                        3,899,800
    138,750  PetSmart, Inc. (a)                                       2,836,050
    195,000  Sonic Corp. * (a)                                        4,297,800
     80,350  Target Corp.                                             4,072,138
    175,650  Urban Outfitters, Inc. * (a)                             5,506,627
     97,500  Wal-Mart Stores, Inc.                                    5,136,300
                                                                   ------------
                                                                     32,231,538
                                                                   ------------

BNY HAMILTON LARGE CAP EQUITY FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
             Semiconductors--5.0%
    346,850  Intel Corp.                                           $  7,346,283
     99,000  MEMC Electronic Materials, Inc. *                        7,019,100
    685,900  Micron Technology, Inc. * (a)                            4,094,823
                                                                   ------------
                                                                     18,460,206
                                                                   ------------
             Software--4.1%
    252,200  Microsoft Corp.                                          7,157,436
    413,600  Oracle Corp.  *                                          8,090,016
                                                                   ------------
                                                                     15,247,452
                                                                   ------------
             Telecommunications--5.1%
    125,600  AT&T, Inc.                                               4,810,480
     77,000  Cisco Systems, Inc. *                                    1,854,930
    156,800  Corning, Inc.                                            3,769,472
    284,500  Foundry Networks, Inc. * (a)                             3,294,510
    146,350  Verizon Communications, Inc.                             5,334,458
                                                                   ------------
                                                                     19,063,850
                                                                   ------------
             Transportation--1.0%
     30,700  Union Pacific Corp.                                      3,849,166
                                                                   ------------
             Total Common Stocks
             (Cost $345,163,925)                                    367,989,359
                                                                   ------------
             MONEY MARKET FUND--0.8%
  3,007,598  BNY Hamilton Money Fund (Institutional Shares),
             3.22% (b) (Cost $3,007,598)                              3,007,598
                                                                   ------------
             INVESTMENT OF CASH COLLATERAL FOR SECURITIES
             LOANED- 10.5%
             MONEY MARKET FUND - 10.5%
 39,327,179  BNY Institutional Cash Reserve Fund, 2.91% (c)
             (Cost $39,327,179) (d)                                  39,327,179
                                                                   ------------
             Total Investments Before Outstanding Written Options
             (Cost $387,498,702) (e)--110.2%                        410,324,136
                                                                   ------------

BNY HAMILTON LARGE CAP EQUITY FUND

March 31, 2008 (Unaudited)

                                                           STRIKE
 CONTRACTS                                                  PRICE      VALUE
-----------                                                ------  ------------
             OUTSTANDING WRITTEN OPTIONS - 0.0%
        100  Devon Energy Corp, expiration July 2008         100       ($70,000)
        165  MEMC Electronic Materials, Inc.,
             expiration July 2008                             85        (74,250)
         73  MEMC Electronic Materials, Inc.,
             expiration July 2008                             90        (24,090)
                                                                   ------------
             Total Outstanding Written Options
             (Premiums received $314,759)                              (168,340)
                                                                   ------------
             Total Investment Net of Outstanding
             Written Options
             (Cost $387,183,942) -- 110.2%                          410,155,796
             Liabilities in excess of other
             assets - (10.2%)                                       (37,968,134)
                                                                   ------------
             Net Assets--100.0%                                    $372,187,662
                                                                   ============

*    Non-income producing security.
ADR  American Depositary Receipt.
(a)  Security, or a portion thereof, was on loan at March 31, 2008.
(b)  Represents annualized 7 day yield at March 31, 2008.
(c)  Interest rate shown reflects the yield as of March 31, 2008.
(d) At March 31, 2008, the total market value of the Fund's securities on loan was $38,865,179 and the total value of the collateral held by the Fund was $39,327,179.
(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2008, net unrealized appreciation was $22,971,854 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $53,204,400 and aggregate gross unrealized depreciation of $30,232,546.

See previously submitted notes to financial statements in the annual reports dated December 31, 2007.

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

BNY HAMILTON LARGE CAP EQUITY FUND

March 31, 2008 (Unaudited)

               Valuation inputs                 Investment in Securities   Other Financial Instruments
---------------------------------------------   ------------------------   ---------------------------
Level 1 - Quoted Prices                               $410,155,796                     $--
Level 2 - Other Significant Observable Inputs                   --                      --
Level 3 - Significant Unobservable Inputs                       --                      --
                                                      ------------                     ---
Total                                                 $410,155,796                     $--
                                                      ------------                     ---

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BNY HAMILTON LARGE CAP GROWTH FUND

Schedule of Investments

March 31, 2008 (Unaudited)

  NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
             COMMON STOCKS--98.8%
             Aerospace/Defense--1.4%
     26,400  United Technologies Corp.                             $  1,816,848
                                                                   ------------
             Agriculture--1.0%
     18,700  Altria Group, Inc.                                         415,140
     18,700  Philip Morris International, Inc. *                        945,846
                                                                   ------------
                                                                      1,360,986
                                                                   ------------
             Auto Parts & Equipment--1.5%
     59,350  Johnson Controls, Inc.                                   2,006,030
                                                                   ------------
             Beverages--1.8%
     32,200  PepsiCo, Inc.                                            2,324,840
                                                                   ------------
             Biotechnology--1.7%
     36,150  Celgene Corp. *                                          2,215,633
                                                                   ------------
             Chemicals--2.9%
     13,000  Monsanto Co.                                             1,449,500
     27,950  Praxair, Inc.                                            2,354,229
                                                                   ------------
                                                                      3,803,729
                                                                   ------------
             Commercial Services--2.3%
      8,300  Mastercard, Inc., Class A                                1,850,817
     28,850  Pharmaceutical Product Development, Inc.                 1,208,815
                                                                   ------------
                                                                      3,059,632
             Computers--6.6%
     30,750  Apple, Inc. *                                            4,412,625
     46,400  Hewlett-Packard Co.                                      2,118,624
    103,950  Seagate Technology (Cayman Islands)                      2,176,713
                                                                   ------------
                                                                      8,707,962
                                                                   ------------
             Cosmetics/Personal Care--4.6%
     62,850  Avon Products, Inc.                                      2,485,089
     26,450  Colgate-Palmolive Co.                                    2,060,720
     21,800  Procter & Gamble Co.                                     1,527,526
                                                                   ------------
                                                                      6,073,335
                                                                   ------------
             Diversified Financial Services--3.4%
     15,750  AllianceBernstein Holding LP                               998,235
     28,575  American Express Co.                                     1,249,299
     27,850  Ameriprise Financial, Inc.                               1,444,023
     61,200  CIT Group, Inc.                                            725,220

BNY HAMILTON LARGE CAP GROWTH FUND

March 31, 2008 (Unaudited)

  NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
                                                                   ------------
                                                                   $  4,416,777
                                                                   ------------
             Electrical Computers & Equipment--1.8%
     46,650  Emerson Electric Co.                                     2,400,609
                                                                   ------------
             Electronics--3.3%
     96,000  LG Display Co., Ltd. * ADR (South Korea)                 2,143,680
     28,500  Thermo Fisher Scientific, Inc. * (a)                     1,619,940
     10,750  Waters Corp. *                                             598,775
                                                                   ------------
                                                                      4,362,395
                                                                   ------------
             Entertainment--0.5%
     15,650  International Game Technology                              629,287
                                                                   ------------
             Food--1.4%
     62,000  Safeway, Inc.                                            1,819,700
                                                                   ------------
             Healthcare-Products--3.1%
     14,000  C. R. Bard, Inc. (a)                                     1,349,600
     21,700  Johnson & Johnson                                        1,407,679
     27,500  Medtronic, Inc.                                          1,330,175
                                                                   ------------
                                                                      4,087,454
                                                                   ------------
             Insurance--2.1%
     29,000  AFLAC, Inc.                                              1,883,550
     18,969  American International Group, Inc.                         820,409
                                                                   ------------
                                                                      2,703,959
                                                                   ------------
             Internet--1.2%
     56,550  Akamai Technologies, Inc. * (a)                          1,592,448
                                                                   ------------
             Machinery-Construction & Mining--1.9%
     32,000  Caterpillar, Inc.                                        2,505,280
             Miscellaneous Manufacturing--8.4%
     17,200  Danaher Corp.                                            1,307,716
     16,000  Eaton Corp.                                              1,274,720
     36,500  General Electric Co.                                     1,350,865
     47,600  Honeywell International, Inc.                            2,685,591
     52,650  Ingersoll-Rand Co., Ltd., Class A (Bermuda) (a)          2,347,137
     38,700  Textron, Inc.                                            2,144,754
                                                                   ------------
                                                                     11,110,783
             Oil & Gas--4.6%
     12,200  ConocoPhillips                                             929,762
     10,920  Devon Energy Corp.                                       1,139,284
     54,000  Nabors Industries Ltd. (Bermuda) * (a)                   1,823,579
     13,600  Noble Corp.                                                675,512

BNY HAMILTON LARGE CAP GROWTH FUND

March 31, 2008 (Unaudited)

  NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
     13,000  Occidental Petroleum Corp.                            $    951,210
     12,430  SandRidge Energy, Inc. * (a)                               486,635
                                                                   ------------
                                                                      6,005,982
             Oil & Gas Services--3.8%
     74,800  BJ Services Co.                                          2,132,548
     27,450  National Oilwell Varco, Inc. *                           1,602,531
     15,000  Schlumberger Ltd. (a)                                    1,305,000
                                                                   ------------
                                                                      5,040,079
             Pharmaceuticals--6.8%
     38,850  Abbott Laboratories                                      2,142,578
     10,050  Cephalon, Inc. * (a)                                       647,220
     42,450  Gilead Sciences, Inc. *                                  2,187,449
     36,000  Merck & Co., Inc.                                        1,366,200
     66,100  Schering-Plough Corp.                                      952,501
     35,100  Teva Pharmaceutical Industries Ltd. ADR (Israel)         1,621,269
                                                                   ------------
                                                                      8,917,217
                                                                   ------------
             Pipelines--1.1%
     44,500  Williams Cos., Inc. (The)                                1,467,610
                                                                   ------------
             Real Estate Investment Trusts--1.4%
     51,270  Digital Realty Trust, Inc. (a)                           1,820,085
                                                                   ------------
             Retail--11.3%
    164,400  Chico's FAS, Inc. * (a)                                  1,168,884
     46,300  Gamestop Corp., Class A* (a)                             2,394,172
     36,600  Kohl's Corp. *                                           1,569,774
     60,000  Lowe's Cos., Inc.                                        1,376,400
     64,650  PetSmart, Inc. (a)                                       1,321,446
     62,500  Sonic Corp. * (a)                                        1,377,500
     27,900  Target Corp.                                             1,413,972
     70,950  Urban Outfitters, Inc. * (a)                             2,224,283
     42,550  Wal-Mart Stores, Inc.                                    2,241,534
                                                                   ------------
                                                                     15,087,965
                                                                   ------------
             Semiconductors--6.7%
    176,400  Intel Corp.                                              3,736,151
     45,825  MEMC Electronic Materials, Inc. *                        3,248,992
    301,650  Micron Technology, Inc. * (a)                            1,800,851
                                                                   ------------
                                                                      8,785,994
                                                                   ------------
             Software--7.4%
     51,000  Activision, Inc. *                                       1,392,810
     30,700  Electronic Arts, Inc. *                                  1,532,544
    122,500  Microsoft Corp.                                          3,476,549

BNY HAMILTON LARGE CAP GROWTH FUND

March 31, 2008 (Unaudited)

  NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
    168,200  Oracle Corp. *                                        $  3,289,992
                                                                   ------------
                                                                      9,691,895
                                                                   ------------
             Telecommunications--3.9%
     73,950  Cisco Systems, Inc. *                                    1,781,456
     71,100  Corning, Inc.                                            1,709,244
    140,000  Foundry Networks, Inc. *                                 1,621,200
                                                                   ------------
                                                                      5,111,700
                                                                   ------------
             Transportation--1.0%
     10,625  Union Pacific Corp.                                      1,332,163
                                                                   ------------
             Total Common Stocks
             (Cost $122,420,882)                                    130,258,577
                                                                   ------------
             MONEY MARKET FUND--1.2%
  1,561,563  BNY Hamilton Money Fund (Institutional Shares),
             3.22% (b)(Cost $1,561,563)                               1,561,563
                                                                   ------------
             INVESTMENT OF CASH COLLATERAL ON SECURITES
             LOANED--11.0%
             MONEY MARKET FUND --11.0%
 14,538,175  BNY Institutional Cash Reserve Fund, 2.91% (c)          14,538,175
             (Cost $14,538,175) (d)                                ------------

             Total Investments Before Outstanding Written
             Options (Cost $138,520,620) (e)--111.2%                146,358,315
                                                                   ------------
 CONTRACTS                                          STRIKE PRICE
-----------                                         -------------
             OUTSTANDING WRITTEN OPTIONS--0.0%
         30  Devon Energy Corp., expiration
             July 2008
             (Premium received $25,410)                 100             (21,000)
                                                                   ------------
             Total Investments Net of Outstanding Written
             Options (Cost $138,495,210)--111.2%                    146,337,315
             Liabilities in excess of other assets--(11.2%)         (14,673,860)
                                                                   ------------
             Net Assets--100.0%                                    $131,663,455
                                                                   ============

BNY HAMILTON LARGE CAP GROWTH FUND

March 31, 2008 (Unaudited)

ADR  American Depositary Receipt.
*    Non-incoming producing security.
(a)  Security, or a portion thereof, was on loan at March 31, 2008.
(b)  Represents annualized 7 day yield at March 31, 2008.
(c)  Interest rate shown reflects the yield as of March 31, 2008.
(d) At March 31, 2008, the total market value of the Fund's securities on loan was $14,142,816 and the total value of the collateral held by the Fund was $14,538,175.
(e) The cost stated also approximates the aggregate cost for Federal income tax purposes At March 31, 2008, net unrealized appreciation was $7,842,105 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $16,965,684 and aggregate gross unrealized depreciation of $9,123,579.

See previously submitted notes to financial statements in the annual report as of December 31, 2007.

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

              Valuation inputs                 Investment in Securities  Other Financial Instruments
---------------------------------------------  ------------------------  ---------------------------
Level 1 - Quoted Prices                                    $146,337,315                          $--
Level 2 - Other Significant Observable Inputs                        --                           --
Level 3 - Significant Unobservable Inputs                            --                           --
                                                           ------------                          ---
Total                                                      $146,337,315                          $--
                                                           ------------                          ---

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BNY HAMILTON LARGE CAP VALUE FUND

Schedule of Investments

March 31, 2008 (Unaudited)

  NUMBER
 OF SHARES                                                             VALUE
----------                                                         ------------
             COMMON STOCKS--101.3%
             Advertising--1.1%
    73,490   Omnicom Group, Inc.                                   $  3,246,788
                                                                   ------------
             Aerospace/Defense--1.1%
    13,530   Lockheed Martin Corp.                                    1,343,529
    29,540   Raytheon Co.                                             1,908,579
                                                                   ------------
                                                                      3,252,108
                                                                   ------------
             Agriculture--2.9%
   113,860   Altria Group, Inc.                                       2,527,692
   113,860   Philip Morris International, Inc. *                      5,759,039
                                                                   ------------
                                                                      8,286,731
                                                                   ------------
             Auto Parts & Equipment--0.5%
    40,890   Johnson Controls, Inc.                                   1,382,082
                                                                   ------------
             Banks--7.5%
   161,440   Bank of America Corp.                                    6,120,190
    29,100   Northern Trust Corp.                                     1,934,277
    34,070   PNC Financial Services Group, Inc.                       2,233,970
    17,170   State Street Corp.                                       1,356,430
   106,170   U.S. Bancorp                                             3,435,661
    48,190   Wachovia Corp.                                           1,301,130
   172,710   Wells Fargo & Co.                                        5,025,861
                                                                   ------------
                                                                     21,407,519
                                                                   ------------
             Beverages--0.5%
    28,290   Molson Coors Brewing Co.                                 1,487,205
                                                                   ------------
             Biotechnology--0.4%
    28,170   Amgen, Inc. *                                            1,176,943
                                                                   ------------
             Chemicals--1.5%
    15,920   Air Products & Chemicals, Inc.                           1,464,640
    38,300   Dow Chemical Co. (The)                                   1,411,355
    35,230   Celanese Corp.                                           1,375,732
                                                                   ------------
                                                                      4,251,727
                                                                   ------------
             Commercial Services--1.1%
    39,980   Accenture Ltd. (Bermuda)                                 1,406,097
    39,100   Automatic Data Processing, Inc.                          1,657,449
                                                                   ------------
                                                                      3,063,546
                                                                   ------------

BNY HAMILTON LARGE CAP VALUE FUND

March 31, 2008 (Unaudited)

  NUMBER
 OF SHARES                                                             VALUE
----------                                                         ------------
             Computers--1.4%
    32,130   Hewlett-Packard Co.                                   $  1,467,056
    13,070   International Business Machines Corp.                    1,504,880
    39,630   NCR Corp. *                                                904,753
                                                                   ------------
                                                                      3,876,689
                                                                   ------------
             Cosmetics/Personal Care--3.7%
    33,300   Estee Lauder Cos., Inc. (The), Class A (a)               1,526,805
   128,260   Procter & Gamble Co.                                     8,987,178
                                                                   ------------
                                                                     10,513,983
                                                                   ------------
             Diversified Financial Services--10.3%
    27,010   Ameriprise Financial, Inc.                               1,400,469
    16,510   Capital One Financial Corp. (a)                            812,622
   155,970   Citigroup, Inc.                                          3,340,877
    67,860   Federal National Mortgage Association                    1,786,075
    12,060   Franklin Resources, Inc.                                 1,169,699
    26,960   Freddie Mac (a)                                            682,627
    21,200   Goldman Sachs Group, Inc. (The)                          3,506,268
   106,600   Invesco Ltd.                                             2,596,776
   192,090   JP Morgan Chase & Co.                                    8,250,265
    64,180   Merrill Lynch & Co., Inc.                                2,614,693
    39,790   Morgan Stanley                                           1,818,403
    29,190   T. Rowe Price Group, Inc.                                1,459,500
                                                                   ------------
                                                                     29,438,274
                                                                   ------------
             Electric--5.8%
    29,650   Constellation Energy Group, Inc.                         2,617,206
    38,490   Entergy Corp.                                            4,198,489
    52,670   Exelon Corp.                                             4,280,491
    21,290   FPL Group, Inc.                                          1,335,735
    34,470   NRG Energy, Inc. * (a)                                   1,343,985
    80,400   Southern Co.                                             2,863,044
                                                                   ------------
                                                                     16,638,950
                                                                   ------------
             Electrical Components & Equipment--1.9%
   106,000   Emerson Electric Co.                                     5,454,760
                                                                   ------------
             Electronics--1.1%
    30,270   Thermo Fisher Scientific, Inc. *                         1,720,547
    45,410   Tyco Electronics Ltd. (Bermuda)                          1,558,471
                                                                   ------------
                                                                      3,279,018
                                                                   ------------
             Environmental Control--0.7%
    59,360   Waste Management, Inc. (a)                               1,992,122
                                                                   ------------

BNY HAMILTON LARGE CAP VALUE FUND

March 31, 2008 (Unaudited)

  NUMBER
 OF SHARES                                                             VALUE
----------                                                         ------------
             Food--2.3%
    67,660   Cadbury Schweppes PLC (Britain) ADR                   $  2,991,925
   119,000   Kraft Foods, Inc.                                        3,690,190
                                                                   ------------
                                                                      6,682,115
                                                                   ------------
             Healthcare-Products--1.5%
    44,650   Baxter International, Inc.                               2,581,663
    36,700   Covidien Ltd.                                            1,623,975
                                                                   ------------
                                                                      4,205,638
                                                                   ------------
             Healthcare-Services--0.5%
    17,660   Laboratory Corp. of America Holdings *                   1,301,189
                                                                   ------------
             Home Builders--0.3%
    40,430   Toll Brothers, Inc. *                                      949,296
                                                                   ------------
             Insurance--5.9%
    75,240   American International Group, Inc.                       3,254,130
    31,590   AON Corp.                                                1,269,918
    46,830   Chubb Corp.                                              2,317,148
    56,930   Genworth Financial, Inc.                                 1,288,895
    43,970   Lincoln National Corp.                                   2,286,440
    48,300   MetLife, Inc.                                            2,910,558
    32,280   Principal Financial Group, Inc.                          1,798,642
    23,360   Prudential Financial, Inc.                               1,827,920
                                                                   ------------
                                                                     16,953,651
                                                                   ------------
             Iron/Steel--1.4%
    15,550   Allegheny Technologies, Inc.                             1,109,648
    24,850   Cleveland-Cliffs, Inc. (a)                               2,977,527
                                                                   ------------
                                                                      4,087,175
                                                                   ------------
             Leisure Time--0.5%
    43,610   Royal Caribbean Cruises Ltd. (a)                         1,434,769
                                                                   ------------
             Machinery-Diversified--0.6%
    21,670   Deere & Co.                                              1,743,135
                                                                   ------------
             Media--4.1%
   450,020   News Corp., Class A                                      8,437,875
    79,840   Time Warner, Inc.                                        1,119,357
    57,190   Viacom, Inc. *                                           2,265,868

BNY HAMILTON LARGE CAP VALUE FUND

March 31, 2008 (Unaudited)

  NUMBER
 OF SHARES                                                             VALUE
----------                                                         ------------
                                                                   $ 11,823,100
                                                                   ------------
             Mining--0.7%
    19,530   Freeport-McMoRan Copper & Gold, Inc.                     1,879,177
                                                                   ------------
             Miscellaneous Manufacturing--5.9%
    30,060   Dover Corp.                                              1,255,907
    33,310   Eaton Corp.                                              2,653,808
   276,200   General Electric Co.                                    10,222,162
    29,310   Honeywell International, Inc.                            1,653,670
    22,560   Tyco International Ltd. (Bermuda) (a)                      993,768
                                                                   ------------
                                                                     16,779,315
                                                                   ------------
             Oil & Gas--18.1%
    19,060   Anadarko Petroleum Corp.                                 1,201,352
    62,670   Chesapeake Energy Corp.                                  2,892,221
    95,650   Chevron Corp.                                            8,164,683
    66,600   Devon Energy Corp.                                       6,948,378
    23,440   EOG Resources, Inc.                                      2,812,800
   112,790   Exxon Mobil Corp.                                        9,539,777
    22,070   Hess Corp.                                               1,946,133
    87,240   Marathon Oil Corp.                                       3,978,144
    61,290   Occidental Petroleum Corp.                               4,484,589
    59,540   Questar Corp.                                            3,367,582
    37,700   Valero Energy Corp.                                      1,851,447
    76,010   XTO Energy, Inc.                                         4,701,979
                                                                   ------------
                                                                     51,889,085
                                                                   ------------
             Oil & Gas Services--1.1%
    35,450   Schlumberger Ltd.                                        3,084,150
                                                                   ------------
             Pharmaceuticals--4.8%
    92,950   Abbott Laboratories                                      5,126,193
    81,980   Merck & Co., Inc.                                        3,111,141
   128,690   Wyeth                                                    5,374,094
                                                                   ------------
                                                                     13,611,428
                                                                   ------------
             Pipelines--0.6%
    38,900   National Fuel Gas Co.                                    1,836,469
                                                                   ------------
             Retail--5.0%
    79,520   CVS Caremark Corp.                                       3,221,354
    82,230   Gap, Inc.                                                1,618,286
    58,440   Lowe's Cos., Inc.                                        1,340,614
    30,350   Macy's, Inc.                                               699,871
    25,650   McDonald's Corp.                                         1,430,501
    63,100   TJX Cos., Inc.                                           2,086,717
    39,040   Walgreen Co.                                             1,487,034

BNY HAMILTON LARGE CAP VALUE FUND

March 31, 2008 (Unaudited)

  NUMBER
 OF SHARES                                                             VALUE
----------                                                         ------------
    47,670   Wal-Mart Stores, Inc.                                 $  2,511,256
                                                                   ------------
                                                                     14,395,633
                                                                   ------------
             Semiconductors--0.4%
    58,860   Intel Corp.                                              1,246,655
                                                                   ------------
             Software--0.4%
    43,110   Microsoft Corp.                                          1,223,462
                                                                   ------------
             Telecommunications--5.0%
   258,620   AT&T, Inc.                                               9,905,146
   121,770   Verizon Communications, Inc.                             4,438,517
                                                                   ------------
                                                                     14,343,663
                                                                   ------------
             Transportation--0.7%
    14,900   Union Pacific Corp.                                      1,868,162
                                                                   ------------
             Total Common Stocks
             (Cost $290,123,107)                                    290,085,712
                                                                   ------------
             INVESTMENT OF CASH COLLATERAL FOR SECURITIES
                LOANED--6.4%
             MONEY MARKET FUND--6.4%
18,413,488   BNY Institutional Cash Reserve Fund, 2.91% (b)
             (Cost $18,413,488) (c)                                  18,413,488
                                                                   ------------
             Total Investments
             (Cost $308,536,595) (d)--107.7%                        308,499,200
             Liabilities in excess of other assets--(7.7%)          (22,065,931)
                                                                   ------------
             Net Assets--100.0%                                    $286,433,269
                                                                   ============

*    Non-income producing security.
ADR  American Depositary Receipt.
(a)  Security, or a portion thereof, was on loan at March 31, 2008.
(b)  Interest rate shown reflects the yield as of March 31, 2008.
(c) At March 31, 2008, the total market value of the Fund's securities on loan was $18,028,024 and the total value of the collateral held by the Fund was $18,413,488.
(d) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2008, net unrealized depreciation was $37,395 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $9,665,372 and aggregate gross unrealized depreciation of $9,702,767.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2007.

BNY HAMILTON LARGE CAP VALUE FUND

March 31, 2008 (Unaudited)

Note 1 - FASB Statement No. 157 Disclosure

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

               Valuation inputs                 Investment in Securities   Other Financial Instruments
---------------------------------------------   ------------------------   ---------------------------
Level 1 - Quoted Prices                               $308,499,200                     $--
Level 2 - Other Significant Observable Inputs                   --                      --
Level 3 - Significant Unobservable Inputs                       --                      --
                                                      ------------                     ---
Total                                                 $308,499,200                     $--
                                                      ------------                     ---

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BNY HAMILTON MULTI-CAP EQUITY FUND

Schedule of Investments

March 31, 2008 (Unaudited)

  NUMBER
 OF SHARES                                                              VALUE
-----------                                                          ----------
             COMMON STOCKS--98.0%
             Aerospace/Defense--2.3%
     11,600  Lockheed Martin Corp.                                   $1,151,880
                                                                     ----------
             Banks--6.1%
     26,500  Bank of America Corp.                                    1,004,614
     11,000  M&T Bank Corp. (a)                                         885,280
     38,000  National City Corp. (a)                                    378,100
     48,000  TCF Financial Corp. (a)                                    860,160
                                                                     ----------
                                                                      3,128,154
                                                                     ----------
             Beverages--4.8%
     20,000  Coca-Cola Co. (The)                                      1,217,400
     17,000  PepsiCo, Inc.                                            1,227,400
                                                                     ----------
                                                                      2,444,800
                                                                     ----------
             Building Materials--2.2%
     35,000  Universal Forest Products, Inc. (a)                      1,127,000
                                                                     ----------
             Commercial Services--2.2%
     27,000  DeVry, Inc. (a)                                          1,129,680
                                                                     ----------
             Computers--1.0%
     36,500  EMC Corp.                                                  523,410
                                                                     ----------
             Diversified Financial Services--1.5%
     16,000  Capital One Financial Corp. (a)                            787,520
                                                                     ----------
             Electric--5.0%
     75,000  AES Corp. (The) *                                        1,250,250
     32,000  Dominion Resources, Inc.                                 1,306,880
                                                                     ----------
                                                                      2,557,130
                                                                     ----------
             Electronics--4.5%
     30,000  II-VI, Inc. * (a)                                        1,139,400
     67,000  Gentex Corp.                                             1,149,050
                                                                     ----------
                                                                      2,288,450
             Engineering & Construction--2.5%
     17,000  Jacobs Engineering Group, Inc. * (a)                     1,251,030
                                                                     ----------
             Food--2.5%
     21,000  General Mills, Inc.                                      1,257,480
                                                                     ----------
             Hand/Machine Tools--1.8%
     14,050  Lincoln Electric Holdings, Inc.                            906,085
                                                                     ----------

BNY HAMILTON MULTI-CAP EQUITY FUND

March 31, 2008 (Unaudited)

  NUMBER
 OF SHARES                                                              VALUE
-----------                                                          ----------
             Healthcare-Products--4.6%
     18,000  Johnson & Johnson                                       $1,167,660
     18,000  Stryker Corp.                                            1,170,900
                                                                     ----------
                                                                      2,338,560
                                                                     ----------
             Healthcare-Services--1.9%
     23,000  Aetna, Inc.                                                968,070
                                                                     ----------
             Home Builders--1.9%
     32,700  Thor Industries, Inc. (a)                                  973,479
                                                                     ----------
             Housewares--2.2%
     50,000  Newell Rubbermaid, Inc.                                  1,143,500
                                                                     ----------
             Insurance--1.6%
     19,300  American International Group, Inc.                         834,725
                                                                     ----------
             Internet--3.7%
     27,400  Akamai Technologies, Inc. * (a)                            771,584
      2,540  Google, Inc. *                                           1,118,794
                                                                     ----------
                                                                      1,890,378
                                                                     ----------
             Machinery-Construction & Mining--2.6%
     17,000  Caterpillar, Inc.                                        1,330,930
                                                                     ----------
             Machinery-Diversified--2.0%
     30,700  Zebra Technologies Corp., Class A * (a)                  1,022,924
                                                                     ----------
             Media--1.9%
     49,200  Comcast Corp., Class A                                     951,528
                                                                     ----------
             Miscellaneous Manufacturing--6.8%
     21,900  Ceradyne, Inc. * (a)                                       699,924
     44,000  General Electric Co.                                     1,628,440
     20,000  Honeywell International, Inc.                            1,128,400
                                                                     ----------
                                                                      3,456,764
                                                                     ----------
             Oil & Gas--6.9%
     13,000  Exxon Mobil Corp.                                        1,099,540
     15,000  Noble Energy, Inc.                                       1,092,000
     23,000  Questar Corp.                                            1,300,879
                                                                     ----------
                                                                      3,492,419
                                                                     ----------

BNY HAMILTON MULTI-CAP EQUITY FUND

March 31, 2008 (Unaudited)

  NUMBER
 OF SHARES                                                              VALUE
-----------                                                         -----------
             Oil & Gas Services--3.4%
      8,900  Schlumberger Ltd.                                      $   774,300
     12,900  Weatherford International Ltd. * (a)                       934,863
                                                                    -----------
                                                                      1,709,163
                                                                    -----------
             Pharmaceuticals--5.7%
     47,000  Bristol-Myers Squibb Co.                                 1,001,100
     25,000  Merck & Co., Inc.                                          948,750
     46,000  Pfizer, Inc.                                               962,780
                                                                    -----------
                                                                      2,912,630
                                                                    -----------
             Real Estate Investment Trusts--0.9%
     48,000  CapitalSource, Inc. (a)                                    464,160
                                                                    -----------
             Retail--2.2%
     30,000  Walgreen Co. (a)                                         1,142,700
                                                                    -----------
             Semiconductors--6.6%
     30,000  Analog Devices, Inc.                                       885,600
     70,000  Applied Materials, Inc.                                  1,365,700
     38,600  Texas Instruments, Inc.                                  1,091,222
                                                                    -----------
                                                                      3,342,522
                                                                    -----------
             Software--4.3%
     42,000  Microsoft Corp.                                          1,191,960
     29,300  Paychex, Inc. (a)                                        1,003,818
                                                                    -----------
                                                                      2,195,778
                                                                    -----------
             Telecommunications--2.4%
     31,382  AT&T, Inc.                                               1,201,931
                                                                    -----------
             Total Common Stocks
             (Cost $44,669,697)                                      49,924,780
                                                                    -----------
             MONEY MARKET FUND--2.2%
  1,117,120  BNY Hamilton Money Fund (Institutional Shares),
             3.22% (b)
             (Cost $1,117,120)                                        1,117,120
                                                                    -----------

BNY HAMILTON MULTI-CAP EQUITY FUND

March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

  NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
             INVESTMENT OF CASH COLLATERAL FOR SECURITIES
             LOANED--22.7%
             MONEY MARKET FUND--22.7%
 11,535,932  BNY Institutional Cash Reserve Fund, 2.91% (c)
             (Cost $11,535,932) (d)                                $ 11,535,932
                                                                   ------------
             Total Investments
             (Cost $57,322,749) (e)--122.9%                          62,577,832
             Liabilities in excess of other assets--(22.9%)         (11,654,706)
                                                                   ------------
             Net Assets--100.0%                                    $ 50,923,126
                                                                   ============

*    Non-income producing security.
(a)  Security, or a portion thereof, was on loan at March 31, 2008.
(b)  Represents annualized 7 day yield at March 31, 2008.
(c)  Interest rate shown reflects the yield as of March 31, 2008.
(d) At March 31, 2008, the total market value of the Fund's securities on loan was $11,303,895 and the total value of the collateral held by the Fund was $11,535,932.
(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2008, net unrealized appreciation was $5,255,083 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $11,198,746 and aggregate gross unrealized depreciation of $5,943,663.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2007.

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

               Valuation inputs                Investment in Securities  Other Financial Instruments
---------------------------------------------  ------------------------  ---------------------------
Level 1 - Quoted Prices                              $62,577,832                     $--
Level 2 - Other Significant Observable Inputs                 --                      --
Level 3 - Significant Unobservable Inputs                     --                      --
                                                     -----------                     ---
Total                                                $62,577,832                     $--
                                                     -----------                     ---

BNY HAMILTON MULTI-CAP EQUITY FUND

March 31, 2008 (Unaudited)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BNY HAMILTON S&P 500 INDEX FUND

Schedule of Investments

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
             COMMON STOCKS--98.8%
             Advertising--0.2%
      4,688  Interpublic Group of Cos., Inc. (The) * (a)
                                                                   $     39,426
      3,190  Omnicom Group, Inc.                                        140,935
                                                                   ------------
                                                                        180,361
                                                                   ------------
             Aerospace/Defense--2.4%
      7,611  Boeing Co. (The)                                           566,030
      4,003  General Dynamics Corp.                                     333,730
      1,245  Goodrich Corp.                                              71,600
      1,218  L-3 Communications Holdings, Inc.                          133,176
      3,412  Lockheed Martin Corp.                                      338,812
      3,363  Northrop Grumman Corp.                                     261,675
      4,243  Raytheon Co.                                               274,140
      1,616  Rockwell Collins, Inc.                                      92,354
      9,767  United Technologies Corp.                                  672,165
                                                                   ------------
                                                                      2,743,682
                                                                   ------------
             Agriculture--1.7%
     20,979  Altria Group, Inc.                                         465,734
      6,404  Archer-Daniels-Midland Co.                                 263,589
     20,979  Philip Morris International, Inc. *                      1,061,118
      1,703  Reynolds American, Inc. (a)                                100,528
      1,487  UST, Inc. (a)                                               81,071
                                                                   ------------
                                                                      1,972,040
                                                                   ------------
             Airlines--0.1%
      7,320  Southwest Airlines Co.                                      90,768
                                                                   ------------
             Apparel--0.4%
      3,501  Coach, Inc. *                                              105,555
        861  Jones Apparel Group, Inc. (a)                               11,555
        989  Liz Claiborne, Inc. (a)                                     17,950
      3,810  NIKE, Inc., Class B                                        259,080
        586  Polo Ralph Lauren Corp.                                     34,158
        873  V.F. Corp.                                                  67,666
                                                                   ------------
                                                                        495,964
                                                                   ------------
             Auto Manufacturers--0.3%
     21,961  Ford Motor Co. * (a)                                       125,617
      5,632  General Motors Corp. (a)                                   107,290
      3,649  PACCAR, Inc. (a)                                           164,205
                                                                   ------------
                                                                        397,112
                                                                   ------------

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
             Auto Parts & Equipment--0.2%
      2,390  Goodyear Tire & Rubber Co. (The) *                    $     61,662
      5,908  Johnson Controls, Inc.                                     199,690
                                                                   ------------
                                                                        261,352
                                                                   ------------
             Banks--5.1%
     44,203  Bank of America Corp.                                    1,675,735
     11,357  Bank of New York Mellon Corp. (The)                        473,928
      5,435  BB&T Corp.                                                 174,246
      1,498  Comerica, Inc. (a)                                          52,550
      5,301  Fifth Third Bancorp                                        110,897
      1,258  First Horizon National Corp. (a)                            17,625
      3,644  Huntington Bancshares, Inc. (a)                             39,173
      3,967  KeyCorp (a)                                                 87,076
        766  M&T Bank Corp.                                              61,648
      2,604  Marshall & Ilsley Corp. (a)                                 60,413
      6,308  National City Corp. (a)                                     62,765
      1,910  Northern Trust Corp.                                       126,958
      3,391  PNC Financial Services Group, Inc. (a)                     222,348
      6,901  Regions Financial Corp. (a)                                136,295
      3,856  State Street Corp.                                         304,624
      3,491  SunTrust Banks, Inc.                                       192,494
        803  Toronto-Dominion Bank (Canada)                              49,272
     17,212  U.S. Bancorp                                               556,979
     19,722  Wachovia Corp.                                             532,494
     32,805  Wells Fargo & Co.                                          954,625
      1,066  Zions Bancorp. (a)                                          48,556
                                                                   ------------
                                                                      5,940,701
                                                                   ------------
             Beverages--2.6%
      7,116  Anheuser-Busch Cos., Inc.                                  337,654
        839  Brown-Forman Corp., Class B (a)                             55,559
     19,888  Coca-Cola Co. (The)                                      1,210,583
     2,861   Coca-Cola Enterprises, Inc. (a)                             69,236
      1,931  Constellation Brands, Inc., Class A * (a)                   34,121
      1,369  Molson Coors Brewing Co., Class B (a)                       71,968
     15,939  PepsiCo, Inc.                                            1,150,796
      1,365  Pepsi Bottling Group, Inc.                                  46,287
                                                                   ------------
                                                                      2,976,204
                                                                   ------------
             Biotechnology--1.0%
     10,823  Amgen, Inc. *                                              452,185
      2,963  Biogen Idec, Inc. *                                        182,787
      4,329  Celgene Corp. *                                            265,324
      2,663  Genzyme Corp. *                                            198,500

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
        548  Millipore Corp. *                                     $     36,941
                                                                   ------------
                                                                      1,135,737
                                                                   ------------
             Building Materials--0.1%
      3,629  Masco Corp. (a)                                             71,963
      1,729  Trane, Inc.                                                 79,361
                                                                   ------------
                                                                        151,324
                                                                   ------------
             Chemicals--2.0%
      2,134  Air Products & Chemicals, Inc.                             196,328
        557  Ashland, Inc.                                               26,346
      9,350  Dow Chemical Co. (The)                                     344,548
      8,949  duPont (E.I.) de Nemours & Co.                             418,455
        794  Eastman Chemical Co. (a)                                    49,585
      1,746  Ecolab, Inc.                                                75,829
      1,129  Hercules, Inc.                                              20,649
        806  International Flavors & Fragrances, Inc.                    35,504
      5,453  Monsanto Co.                                               608,010
      1,630  PPG Industries, Inc.                                        98,631
      3,117  Praxair, Inc.                                              262,545
      1,248  Rohm and Haas Co. (a)                                       67,492
      1,288  Sigma-Aldrich Corp. (a)                                     76,829
      1,014  Sherwin-Williams Co. (The)                                  51,755
                                                                   ------------
                                                                      2,332,506
                                                                   ------------
             Coal--0.2%
      1,816  CONSOL Energy, Inc. (a)                                    125,649
      2,697  Peabody Energy Corp. (a)                                   137,547
                                                                   ------------
                                                                        263,196
                                                                   ------------
             Commercial Services--0.8%
      1,367  Apollo Group, Inc., Class A *                               59,054
      5,202  Automatic Data Processing, Inc. (a)                        220,513
      1,261  Convergys Corp. *                                           18,991
      1,290  Equifax, Inc.                                               44,479
      3,237  H&R Block, Inc.                                             67,200
      2,880  McKesson Corp.                                             150,826
      1,249  Monster Worldwide, Inc. * (a)                               30,238
      2,046  Moody's Corp. (a)                                           71,262
      2,138  R. R. Donnelley & Sons Co.                                  64,803
      1,580  Robert Half International, Inc.                             40,669
      1,978  Total System Services, Inc.                                 46,799
      7,459  Western Union Co. (The)                                    158,653
                                                                   ------------
                                                                        973,487
                                                                   ------------

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
             Computers--4.6%
        955  Affiliated Computer Services, Inc. *                  $     47,855
      8,746  Apple, Inc. *                                            1,255,051
      2,869  Cognizant Technology Solutions Corp., Class A *             82,713
      1,628  Computer Sciences Corp. *                                   66,406
     22,299  Dell, Inc. *                                               444,196
      5,068  Electronic Data Systems Corp.                               84,382
     20,902  EMC Corp. *                                                299,735
     24,531  Hewlett-Packard Co.                                      1,120,085
     13,775  International Business Machines Corp.                    1,586,054
        945  Lexmark International, Inc. *                               29,030
      3,418  NetApp, Inc. * (a)                                          68,531
      2,279  SanDisk Corp. * (a)                                         51,437
      7,888  Sun Microsystems, Inc. * (a)                               122,501
      1,787  Teradata Corp. *                                            39,421
      3,516  Unisys Corp. *                                              15,576
                                                                   ------------
                                                                      5,312,973
                                                                   ------------
             Cosmetics/Personal Care--2.4%
      4,247  Avon Products, Inc.                                        167,926
      5,073  Colgate-Palmolive Co.                                      395,237
      1,136  Estee Lauder Cos., Inc. (The)                               52,086
     30,623  Procter & Gamble Co.                                     2,145,754
                                                                   ------------
                                                                      2,761,003
                                                                   ------------
             Distribution/Wholesale--0.1%
      1,645  Genuine Parts Co.                                           66,161
        668  W.W. Grainger, Inc. (a)                                     51,029
                                                                   ------------
                                                                        117,190
                                                                   ------------
             Diversified Financial Services--5.9%
     11,504  American Express Co.                                       502,955
      2,258  Ameriprise Financial, Inc.                                 117,077
      1,175  Bear Stearns Cos., Inc. (The) (a)                           12,326
      9,342  Charles Schwab Corp. (The)                                 175,910
      3,711  Capital One Financial Corp. (a)                            182,655
      1,902  CIT Group, Inc.                                             22,539
     51,806  Citigroup, Inc.                                          1,109,685
        531  CME Group, Inc.                                            249,092
      5,779  Countrywide Financial Corp. (a)                             31,785
      4,767  Discover Financial Services                                 78,036
      4,597  E*TRADE Financial Corp. * (a)                               17,744
      9,734  Federal National Mortgage Association                      256,199
        860  Federated Investors, Inc., Class B                          33,678
      1,565  Franklin Resources, Inc.                                   151,789
      6,429  Freddie Mac (a)                                            162,782
      3,932  Goldman Sachs Group, Inc. (The)                            650,313
        698  IntercontinentalExchange, Inc. *                            91,089

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
      1,469  Janus Capital Group, Inc. (a)                         $     34,184
     33,798  JPMorgan Chase & Co.                                     1,451,624
      1,342  Legg Mason, Inc.                                            75,125
      5,280  Lehman Brothers Holdings, Inc.                             198,739
      9,668  Merrill Lynch & Co., Inc.                                  393,874
     10,991  Morgan Stanley                                             502,289
      2,637  NYSE Euronext                                              162,729
      4,642  SLM Corp. *                                                 71,255
      2,625  T. Rowe Price Group, Inc. (a)                              131,250
                                                                   ------------
                                                                      6,866,723
                                                                   ------------
             Electric--3.3%
      6,659  AES Corp. (The) *                                          111,006
      1,664  Allegheny Energy, Inc.                                      84,032
      2,077  Ameren Corp.                                                91,471
      3,984  American Electric Power Co., Inc.                          165,854
      3,257  CenterPoint Energy, Inc.                                    46,477
      2,240  CMS Energy Corp. (a)                                        30,330
      2,708  Consolidated Edison, Inc. (a)                              107,508
      1,771  Constellation Energy Group, Inc.                           156,326
      5,720  Dominion Resources, Inc.                                   233,605
      1,624  DTE Energy Co. (a)                                          63,157
     12,566  Duke Energy Corp.                                          224,303
      4,934  Dynegy, Inc., Class A *                                     38,929
      3,242  Edison International                                       158,923
      1,903  Entergy Corp.                                              207,579
      6,580  Exelon Corp. (a)                                           534,756
      3,033  FirstEnergy Corp.                                          208,124
      4,054  FPL Group, Inc.                                            254,348
        760  Inetgrys Energy Group, Inc.                                 35,446
      2,001  Pepco Holdings, Inc.                                        49,465
      3,540  PG&E Corp.                                                 130,343
      1,000  Pinnacle West Capital Corp.                                 35,080
      3,715  PPL Corp.                                                  170,593
      2,588  Progress Energy, Inc. (a)                                  107,920
      5,059  Public Service Enterprise Group, Inc.                      203,321
      7,609  Southern Co. (The)                                         270,956
      2,098  TECO Energy, Inc. (a)                                       33,463
      4,270  Xcel Energy, Inc.                                           85,187
                                                                   ------------
                                                                      3,838,502
                                                                   ------------
             Electrical Component & Equipment--0.4%
      7,834  Emerson Electric Co.                                       403,137
      1,399  Molex, Inc.                                                 32,401
                                                                   ------------
                                                                        435,538
                                                                   ------------
             Electronics--0.6%
      3,632  Agilent Technologies, Inc. *                               108,343
      1,665  Applera Corp. - Applied Biosystems Group                    54,712

BNY HAMILTON S&P 500 INDEX FUND

Schedule of Investments (Contiuned)

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
      2,070  Jabil Circuit, Inc.                                   $     19,582
      1,170  PerkinElmer, Inc.                                           28,373
      4,165  Thermo Fisher Scientific, Inc. * (a)                       236,738
      4,850  Tyco Electronics Ltd. (Bermuda)                            166,451
        995  Waters Corp. *                                              55,422
                                                                   ------------
                                                                        669,621
                                                                   ------------
             Engineering & Construction--0.2%
        882  Fluor Corp.                                                124,503
      1,208  Jacobs Engineering Group, Inc. * (a)                        88,897
                                                                   ------------
                                                                        213,400
                                                                   ------------
             Entertainment--0.1%
      3,113  International Game Technology                              125,174
                                                                   ------------
             Environmental Control--0.2%
      3,355  Allied Waste Industries, Inc. *                             36,268
      4,929  Waste Management, Inc.                                     165,417
                                                                   ------------
                                                                        201,685
                                                                   ------------
             Food--1.8%
      2,191  Campbell Soup Co.                                           74,384
      4,851  ConAgra Foods, Inc. (a)                                    116,181
      1,506  Dean Foods Co. *                                            30,256
      3,351  General Mills, Inc.                                        200,658
      1,674  Hershey Co. (The) (a)                                       63,060
      3,136  H.J. Heinz Co.                                             147,298
      2,593  Kellogg Co.                                                136,288
     15,257  Kraft Foods, Inc., Class A                                 473,120
      6,693  Kroger Co. (The)                                           170,002
      1,273  McCormick & Co., Inc. (a)                                   47,063
      4,380  Safeway, Inc.                                              128,553
      7,086  Sara Lee Corp.                                              99,062
      2,104  SUPER VALU, INC. (a)                                        63,078
      6,006  SYSCO Corp.                                                174,294
      2,724  Tyson Foods, Inc., Class A                                  43,448
      1,388  Whole Foods Market, Inc.                                    45,762
      2,154  Wm. Wrigley Jr. Co.                                        135,357
                                                                   ------------
                                                                      2,147,864
                                                                   ------------
             Forest Products & Paper--0.3%
      4,256  International Paper Co.                                    115,763
      1,730  MeadWestvaco Corp.                                          47,091
      1,703  Plum Creek Timber Co., Inc. (a)                             69,312
      2,085  Weyerhaeuser Co. (a)                                       135,608

BNY HAMILTON S&P 500 INDEX FUND

Schedule of Investments (Contiuned)

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
                                                                   $    367,774
                                                                   ------------
             Gas--0.2%
        449  NICOR, Inc.                                                 15,046
      2,728  NiSource, Inc. (a)                                          47,031
      2,600  Sempra Energy                                              138,528
                                                                   ------------
                                                                        200,605
                                                                   ------------
             Hand/Machine Tools--0.1%
        606  Black & Decker Corp.                                        40,057
        574  Snap-on, Inc.                                               29,188
        779  Stanley Works                                               37,096
                                                                   ------------
                                                                        106,341
                                                                   ------------
             Healthcare-Products--3.5%
      6,313  Baxter International, Inc.                                 365,018
      2,429  Becton, Dickinson & Co.                                    208,530
     13,364  Boston Scientific Corp. *                                  171,995
        999  C. R. Bard, Inc.                                            96,304
      4,963  Covidien Ltd.                                              219,613
     28,187  Johnson & Johnson                                        1,828,490
     11,175  Medtronic, Inc.                                            540,534
      1,287  Patterson Cos., Inc. * (a)                                  46,718
      3,423  St. Jude Medical, Inc. *                                   147,839
      2,373  Stryker Corp.                                              154,364
      1,251  Varian Medical Systems, Inc. *                              58,597
      2,321  Zimmer Holdings, Inc. *                                    180,713
                                                                   ------------
                                                                      4,018,715
                                                                   ------------
             Healthcare-Services--1.0%
      4,941  Aetna, Inc.                                                207,967
      1,539  Coventry Health Care, Inc. *                                62,099
      1,693  Humana, Inc. *                                              75,948
      1,100  Laboratory Corp. of America Holdings * (a)                  81,048
      1,565  Quest Diagnostics, Inc.                                     70,848
      4,720  Tenet Healthcare Corp. * (a)                                26,715
     12,452  UnitedHealth Group, Inc.                                   427,850
      5,393  WellPoint, Inc. *                                          237,993
                                                                   ------------
                                                                      1,190,468
                                                                   ------------
             Holding Companies-Diversified--0.1%
      1,683  Leucadia National Corp. (a)                                 76,105
                                                                   ------------
             Home Builders--0.1%
      1,217  Centex Corp. (a)                                            29,464
      2,726  D.R. Horton, Inc. (a)                                       42,935
        766  KB Home (a)                                                 18,943
      1,384  Lennar Corp. (a)                                            26,033

BNY HAMILTON S&P 500 INDEX FUND

Schedule of Investments (Contiuned)

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
      2,126  Pulte Homes, Inc.                                     $     30,933
                                                                   ------------
                                                                        148,308
                                                                   ------------
             Home Furnishings--0.1%
        602  Harman International Industries, Inc. (a)                   26,211
        753  Whirlpool Corp. (a)                                         65,345
                                                                   ------------
                                                                         91,556
                                                                   ------------
             Household Products/Wares--0.4%
      1,060  Avery Dennison Corp.                                        52,205
      1,382  Clorox Co. (a)                                              78,276
      1,533  Fortune Brands, Inc.                                       106,544
      4,182  Kimberly-Clark Corp.                                       269,948
                                                                   ------------
                                                                        506,973
                                                                   ------------
             Housewares--0.1%
      2,753  Newell Rubbermaid, Inc.                                     62,961
                                                                   ------------
             Insurance--4.1%
      3,283  ACE Ltd. (Bermuda)                                         180,762
      4,724  AFLAC, Inc.                                                306,823
      5,577  Allstate Corp. (The)                                       268,031
      2,854  Ambac Financial Group, Inc. (a)                             16,411
     25,099  American International Group, Inc.                       1,085,531
      3,040  Aon Corp.                                                  122,208
        952  Assurant, Inc.                                              57,939
      3,684  Chubb Corp.                                                182,284
      2,787  CIGNA Corp.                                                113,069
      1,646  Cincinnati Financial Corp.                                  62,614
      4,305  Genworth Financial, Inc.                                    97,465
      3,125  Hartford Financial Services Group, Inc.                    236,781
      2,633  Lincoln National Corp.                                     136,916
      4,375  Loews Corp.                                                175,963
      5,184  Marsh & McLennan Cos., Inc.                                126,230
      2,091  MBIA, Inc. (a)                                              25,552
      7,057  MetLife, Inc.                                              425,254
      1,162  MGIC Investment Corp. (a)                                   12,236
      2,571  Principal Financial Group, Inc. (a)                        143,256
      6,750  Progressive Corp. (The) (a)                                108,473
      4,438  Prudential Financial, Inc.                                 347,273
        893  SAFECO Corp.                                                39,185
        905  Torchmark Corp.                                             54,400
      6,173  Travelers Cos., Inc. (The)                                 295,378
      3,452  Unum Group                                                  75,979
      1,770  XL Capital Ltd., Class A (Bermuda)                          52,304
                                                                   ------------
                                                                      4,748,317
                                                                   ------------

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
             Internet--2.0%
      1,663  Akamai Technologies, Inc. * (a)                       $     46,830
      3,069  Amazon.Com, Inc. * (a)                                     218,820
     11,099  eBay, Inc. *                                               331,194
      2,074  Expedia, Inc. * (a)                                         45,400
      2,308  Google, Inc. Class A *                                   1,016,604
      1,798  IAC/InterActiveCorp. *                                      37,326
      8,422  Symantec Corp. *                                           139,974
      2,123  VeriSign, Inc. * (a)                                        70,569
     13,305  Yahoo!, Inc. * (a)                                         384,914
                                                                   ------------
                                                                      2,291,631
                                                                   ------------
             Investment Companies--0.1%
      1,941  American Capital Strategies Ltd. (a)                        66,305
                                                                   ------------
             Iron/Steel--0.4%
      1,005  Allegheny Technologies, Inc.                                71,717
      2,866  Nucor Corp.                                                194,142
      1,172  United States Steel Corp. (a)                              148,692
                                                                   ------------
                                                                        414,551
                                                                   ------------
             Leisure Time--0.2%
        871  Brunswick Corp. (a)                                         13,910
      4,344  Carnival Corp. (a)                                         175,844
      2,373  Harley-Davidson, Inc. (a)                                   88,988
                                                                   ------------
                                                                        278,742
                                                                   ------------
             Lodging--0.2%
      2,994  Marriott International, Inc., Class A                      102,874
      1,874  Starwood Hotels & Resorts Worldwide, Inc. (a)               96,980
      1,761  Wyndham Worldwide Corp.                                     36,417
                                                                   ------------
                                                                        236,271
                                                                   ------------
             Machinery-Construction & Mining--0.5%
      6,209  Caterpillar, Inc.                                          486,102
      1,011  Terex Corp. *                                               63,188
                                                                   ------------
                                                                        549,290
                                                                   ------------
             Machinery-Diversified--0.5%
      2,012  Cummins, Inc.                                               94,202
      4,339  Deere & Co.                                                349,028
      1,292  Manitowoc Co., Inc. (The)                                   52,714

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
      1,476  Rockwell Automation, Inc. (a)                         $     84,752
                                                                   ------------
                                                                        580,696
                                                                   ------------
             Media--2.7%
      6,773  CBS Corp., Class B                                         149,548
      4,954  Clear Channel Communications, Inc. (a)                     144,756
     29,961  Comcast Corp., Class A                                     579,446
      7,089  DIRECTV Group, Inc. (The) *                                175,736
        891  EW Scripps Co., Class A (a)                                 37,431
      2,286  Gannett Co., Inc. (a)                                       66,408
      3,212  McGraw-Hill Cos., Inc. (The)                               118,683
        375  Meredith Corp.                                              14,344
      1,430  New York Times Co., Class A (The) (a)                       26,998
     22,895  News Corp., Ltd., Class A (The)                            429,281
     35,586  Time Warner, Inc.                                          498,916
      6,377  Viacom, Inc., Class B *                                    252,657
     18,737  Walt Disney Co. (The)                                      587,967
         58  Washington Post Co. (The), Class B                          38,367
                                                                   ------------
                                                                      3,120,538
                                                                   ------------
             Metal Fabricate/Hardware--0.1%
      1,383  Precision Castparts Corp.                                  141,176
                                                                   ------------
             Mining--0.8%
      8,103  Alcoa, Inc.                                                292,194
      3,809  Freeport-McMoRan Copper & Gold, Inc., Class B              366,502
      4,511  Newmont Mining Corp.                                       204,348
        983  Titanium Metals Corp. (a)                                   14,794
      1,079  Vulcan Materials Co. (a)                                    71,646
                                                                   ------------
                                                                        949,484
                                                                   ------------
             Miscellaneous Manufacturing--5.3%
      7,042  3M Co.                                                     557,373
      1,754  Cooper Industries, Ltd.                                     70,423
      2,534  Danaher Corp.                                              192,660
      1,910  Dover Corp.                                                 79,800
      2,867  Eastman Kodak Co. (a)                                       50,660
      1,458  Eaton Corp.                                                116,159
     99,364  General Electric Co.                                     3,677,461
      7,407  Honeywell International, Inc.                              417,903
      3,985  Illinois Tool Works, Inc.                                  192,197
      2,713  Ingersoll-Rand Co., Ltd., Class A (Bermuda)                120,946
      1,807  ITT Corp.                                                   93,621
      1,667  Leggett & Platt, Inc. (a)                                   25,422
      1,220  Pall Corp.                                                  42,785
      1,677  Parker-Hannifin Corp.                                      116,166
      2,475  Textron, Inc.                                              137,165
      4,826  Tyco International Ltd. (Bermuda)                          212,585

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
                                                                   ------------
                                                                   $  6,103,326
                                                                   ------------
             Office/Business Equipment--0.2%
      2,100  Pitney Bowes, Inc.                                          73,542
      9,130  Xerox Corp.                                                136,676
                                                                   ------------
                                                                        210,218
                                                                   ------------
             Oil & Gas--10.1%
      4,658  Anadarko Petroleum Corp.                                   293,594
      3,314  Apache Corp.                                               400,397
      4,552  Chesapeake Energy Corp.                                    210,075
     20,665  Chevron Corp.                                            1,763,965
     15,538  ConocoPhillips                                           1,184,152
      4,422  Devon Energy Corp.                                         461,347
      1,432  ENSCO International, Inc.                                   89,672
      2,458  EOG Resources, Inc.                                        294,960
     53,237  Exxon Mobil Corp.                                        4,502,786
      2,776  Hess Corp.                                                 244,788
      7,055  Marathon Oil Corp.                                         321,708
      1,888  Murphy Oil Corp.                                           155,080
      2,793  Nabors Industries Ltd. (Bermuda) * (a)                      94,320
      2,673  Noble Corp.                                                132,768
      1,710  Noble Energy, Inc.                                         124,488
      8,185  Occidental Petroleum Corp.                                 598,896
      1,492  Range Resources Corp. (a)                                   94,667
      1,107  Rowan Cos., Inc.                                            45,586
      1,170  Sunoco, Inc.                                                61,390
      1,369  Tesoro Corp. (a)                                            41,070
      5,320  Valero Energy Corp.                                        261,265
      5,078  XTO Energy, Inc.                                           314,125
                                                                   ------------
                                                                     11,691,099
                                                                   ------------
             Oil & Gas Services--2.4%
      3,079  Baker Hughes, Inc.                                         210,912
      2,914  BJ Services Co.                                             83,078
      2,172  Cameron International Corp. *                               90,442
      8,758  Halliburton Co.                                            344,452
      3,552  National Oilwell Varco, Inc. *                             207,366
     11,918  Schlumberger Ltd.                                        1,036,865
      1,998  Smith International, Inc.                                  128,332
      3,162  Transocean, Inc. *                                         427,502
      3,376  Weatherford International Ltd. *                           244,659
                                                                   ------------
                                                                      2,773,608
                                                                   ------------
             Packaging & Containers--0.1%
        971  Ball Corp.                                                  44,608
        991  Bemis Co., Inc. (a)                                         25,201
      1,297  Pactiv Corp. *                                              33,994
      1,608  Sealed Air Corp.                                            40,602

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
                                                                   ------------
                                                                   $    144,405
                                                                   ------------
             Pharmaceuticals--5.5%
     15,381  Abbott Laboratories                                        848,262
      3,044  Allergan, Inc.                                             171,651
      1,618  AmerisourceBergen Corp.                                     66,306
      1,074  Barr Pharmaceuticals, Inc. *                                51,885
     19,696  Bristol-Myers Squibb Co.                                   419,525
      3,548  Cardinal Health, Inc.                                      186,305
      9,843  Eli Lilly & Co.                                            507,800
      2,516  Express Scripts, Inc. *                                    161,829
      3,098  Forest Laboratories, Inc. *                                123,951
      9,243  Gilead Sciences, Inc. *                                    476,292
      1,579  Hospira, Inc. *                                             67,534
      2,448  King Pharmaceuticals, Inc. *                                21,298
      5,213  Medco Health Solutions, Inc. *                             228,277
     21,546  Merck & Co., Inc.                                          817,671
      3,028  Mylan, Inc. * (a)                                           35,125
     67,276  Pfizer, Inc.                                             1,408,086
     16,130  Schering-Plough Corp.                                      232,433
      1,031  Watson Pharmaceuticals, Inc. *                              30,229
     13,314  Wyeth                                                      555,993
                                                                   ------------
                                                                      6,410,452
                                                                   ------------
             Pipelines--0.5%
      6,973  El Paso Corp.                                              116,031
      1,720  Questar Corp.                                               97,283
      6,294  Spectra Energy Corp.                                       143,189
      5,821  Williams Cos., Inc. (The)                                  191,976
                                                                   ------------
                                                                        548,479
                                                                   ------------
             Real Estate--0.0%
      1,729  CB Richard Ellis Group, Inc., Class A * (a)                 37,416
                                                                   ------------
             Real Estate Investment Trusts--1.1%
        913  Apartment Investment & Management Co., Class A (a)          32,695
        765  AvalonBay Communities, Inc.                                 73,838
      1,189  Boston Properties, Inc.                                    109,471
      1,188  Developers Diversified Realty Corp. (a)                     49,753
      2,683  Equity Residential                                         111,318
      2,652  General Growth Properties, Inc. (a)                        101,227
      2,200  HCP, Inc.                                                   74,382
      5,209  Host Hotels & Resorts, Inc.                                 82,927
      2,516  Kimco Realty Corp.                                          98,552
      2,569  Prologis                                                   151,211
      1,239  Public Storage, Inc.                                       109,800
      2,220  Simon Property Group, Inc. (a)                             206,260

BNY HAMILTON S&P 500 INDEX FUND

Schedule of Investments

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
      1,343  Vornado Realty Trust (a)                              $    115,780
                                                                   ------------
                                                                      1,317,214
                                                                   ------------
             Retail--5.3%
        857  Abercrombie & Fitch Co.                                     62,681
      1,343  AutoNation, Inc. * (a)                                      20,105
        428  AutoZone, Inc. * (a)                                        48,719
      2,606  Bed Bath & Beyond, Inc. * (a)                               76,877
      3,506  Best Buy Co., Inc. (a)                                     145,359
        899  Big Lots, Inc. * (a)                                        20,048
      4,326  Costco Wholesale Corp.                                     281,060
     14,248  CVS Caremark Corp.                                         577,186
      1,425  Darden Restaurants, Inc.                                    46,384
        568  Dillard's, Inc.                                              9,775
      1,398  Family Dollar Stores, Inc.                                  27,261
      1,602  GameStop Corp., Class A * (a)                               82,839
      4,525  GAP, Inc. (The)                                             89,052
     16,793  Home Depot, Inc. (a)                                       469,700
      2,206  J. C. Penney Co., Inc.                                      83,188
      3,121  Kohl's Corp. *                                             133,860
      3,092  Limited Brands, Inc.                                        52,873
     14,553  Lowe's Cos., Inc.                                          333,846
      4,308  MACY'S, Inc.                                                99,342
     11,460  McDonald's Corp.                                           639,125
      1,781  Nordstrom, Inc. (a)                                         58,061
      2,716  Office Depot, Inc. * (a)                                    30,012
        755  OfficeMax, Inc.                                             14,451
      1,304  RadioShack Corp. (a)                                        21,190
        726  Sears Holdings Corp. * (a)                                  74,117
      6,975  Staples, Inc.                                              154,217
      7,268  Starbucks Corp. * (a)                                      127,190
      8,147  Target Corp.                                               412,890
      1,264  Tiffany & Co.                                               52,886
      4,348  TJX Cos., Inc.                                             143,788
      9,865  Walgreen Co.                                               375,758
     23,512  Wal-Mart Stores, Inc.                                    1,238,613
        869  Wendy's International, Inc. (a)                             20,039
      4,731  Yum! Brands, Inc.                                          176,041
                                                                   ------------
                                                                      6,198,533
                                                                   ------------
             Savings & Loans--0.2%
      5,158  Hudson City Bancorp, Inc.                                   91,193
      3,595  Sovereign Bancorp, Inc. (a)                                 33,505
      8,782  Washington Mutual, Inc. (a)                                 90,455
                                                                   ------------
                                                                        215,153
                                                                   ------------
             Semiconductors--2.4%
      6,025  Advanced Micro Devices, Inc. * (a)                          35,487
      3,057  Altera Corp. (a)                                            56,341

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
      2,924  Analog Devices, Inc.                                  $     86,316
     13,469  Applied Materials, Inc.                                    262,780
      4,651  Broadcom Corp. *                                            89,625
     57,594  Intel Corp.                                              1,219,841
      1,791  KLA-Tencor Corp. (a)                                        66,446
      2,198  Linear Technology Corp. (a)                                 67,457
      6,578  LSI Logic Corp. * (a)                                       32,561
      2,273  MEMC Electronic Materials, Inc. *                          161,156
      1,879  Microchip Technology, Inc. (a)                              61,500
      7,566  Micron Technology, Inc. * (a)                               45,169
      2,257  National Semiconductor Corp.                                41,348
      1,014  Novellus Systems, Inc. * (a)                                21,345
      5,528  NVIDIA Corp. *                                             109,399
      1,336  QLogic Corp. *                                              20,508
      1,734  Teradyne, Inc. *                                            21,536
     13,197  Texas Instruments, Inc.                                    373,079
      2,849  Xilinx, Inc. (a)                                            67,664
                                                                   ------------
                                                                      2,839,558
                                                                   ------------
             Software--3.5%
      5,661  Adobe Systems, Inc. *                                      201,475
      2,297  Autodesk, Inc. * (a)                                        72,310
      1,912  BMC Software, Inc. * (a)                                    62,178
      3,882  CA, Inc.                                                    87,345
      1,844  Citrix Systems, Inc. *                                      54,085
      2,728  Compuware Corp. * (a)                                       20,024
      3,152  Electronic Arts, Inc. *                                    157,348
      1,703  Fidelity National Information Services, Inc.                64,952
      1,636  Fiserv, Inc. *                                              78,675
      1,824  IMS Health, Inc.                                            38,322
      3,261  Intuit, Inc. * (a)                                          88,080
     79,645  Microsoft Corp.                                          2,260,325
      3,503  Novell, Inc. *                                              22,034
     39,356  Oracle Corp. *                                             769,803
      3,220  Paychex, Inc.                                              110,317
                                                                   ------------
                                                                      4,087,273
                                                                   ------------
             Telecommunications--5.9%
      4,027  American Tower Corp., Class A * (a)                        157,899
     60,060  AT&T, Inc.                                               2,300,298
      1,061  CenturyTel, Inc.                                            35,268
        866  Ciena Corp. * (a)                                           26,699
     59,316  Cisco Systems, Inc. *                                    1,428,922
      3,261  Citizens Communications Co.                                 34,208
     15,666  Corning, Inc.                                              376,611
      1,526  Embarq Corp. (a)                                            61,193
      2,237  JDS Uniphase Corp. * (a)                                    29,953
      5,210  Juniper Networks, Inc. * (a)                               130,250

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
     22,436  Motorola, Inc.                                        $    208,655
     16,043  QUALCOMM, Inc.                                             657,763
     15,299  Qwest Communications International, Inc. (a)                69,304
     28,349  Sprint Nextel Corp.                                        189,655
      4,117  Tellabs, Inc. *                                             22,438
     28,568  Verizon Communications, Inc.                             1,041,304
      4,517  Windstream Corp.                                            53,978
                                                                   ------------
                                                                      6,824,398
                                                                   ------------
             Textiles--0.0%
      1,299  Cintas Corp.                                                37,073
                                                                   ------------
             Toys/Games/Hobbies--0.1%
      1,419  Hasbro, Inc.                                                39,590
      3,595  Mattel, Inc.                                                71,541
                                                                   ------------
                                                                        111,131
                                                                   ------------
             Transportation--2.0%
      2,945  Burlington Northern Santa Fe Corp.                         271,588
      1,705  CH Robinson Worldwide, Inc.                                 92,752
      4,014  CSX Corp.                                                  225,065
      2,121  Expeditors International Washington, Inc. (a)               95,827
      3,080  FedEx Corp.                                                285,424
      3,745  Norfolk Southern Corp.                                     203,428
        578  Ryder System, Inc.                                          35,206
      2,594  Union Pacific Corp.                                        325,236
     10,293  United Parcel Service, Inc.                                751,594
                                                                   ------------
                                                                      2,286,120
                                                                   ------------
             Total Common Stocks
             (Cost $106,234,470)                                    114,586,370
                                                                   ------------
 PRINCIPAL
   AMOUNT
-----------
             UNITED STATES GOVERNMENT OBLIGATION--0.3%
             United States Treasury Bill+--0.3%
$   300,000  2.94%, 6/26/08
             (Cost $297,922)                                            299,093
                                                                   ------------
   NUMBER
 OF SHARES
-----------
             MONEY MARKET FUND--0.9%
  1,069,066  BNY Hamilton Money Fund (Institutional Shares),
             3.22% (b)
             (Cost $1,069,066)
                                                                      1,069,066
                                                                   ------------

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
             INVESTMENT OF CASH COLLATERAL FOR SECURITIES
             LOANED - 9.1%
             MONEY MARKET FUND - 9.1%
 10,555,853  BNY Hamilton Institutional Cash Reserve Fund,
             2.91% (c)
             (Cost $10,555,853) (d)                                $ 10,555,853
                                                                   ------------
             Total Investments
             (Cost $118,157,311) (e)--109.1%                        126,510,382
             Liabilities in excess of other assets--(9.1%)          (10,521,759)
                                                                   ------------
             Net Assets--100.0%                                    $115,988,623
                                                                   ============

*    Non-income producing security.
+ Coupon rate represents discounted rate at time of purchase for United States Treasury Bill.
(a)  Security, or a portion thereof, was on loan at March 31, 2008.
(b)  Represents annualized 7 day yield at March 31, 2008.
(c)  Interest rate shown reflects the yield as of March 31, 2008.
(d) At March 31, 2008, the total market value of the Fund's securities on loan was $10,338,554 and the total value of the collateral held by the Fund was $10,555,853.
(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2008, net unrealized appreciation was $8,353,071 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $20,783,123 and aggregate gross unrealized depreciation of $12,430,052.

At March 31, 2008, the S&P 500 Index Fund had entered into exchange traded financial future contracts as described below:

Index     Maturity Date   Contracts   Unrealized Appreciation
-------   -------------   ---------   -----------------------
S&P 500       March
Index          2008           23              $29,459

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2007.

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

BNY HAMILTON S&P 500 INDEX FUND

March 31, 2008 (Unaudited)

              Valuation inputs                  Investment in Securities   Other Financial Instruments
---------------------------------------------   ------------------------   ---------------------------
Level 1 - Quoted Prices                               $126,211,289                   $29,459
Level 2 - Other Significant Observable Inputs              299,093                        --
Level 3 - Significant Unobservable Inputs                       --                        --
                                                      ------------                   -------
Total                                                 $126,510,382                   $29,459
                                                      ------------                   -------

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BNY HAMILTON SMALL CAP CORE EQUITY FUND

Schedule of Investments

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
             COMMON STOCKS--95.8%
             Banks--6.0%
     55,000  Bank of the Ozarks, Inc. (a)                          $  1,314,500
    159,000  East West Bancorp, Inc. (a)                              2,822,250
     63,000  PrivateBancorp, Inc. (a)                                 1,982,610
    103,100  Signature Bank * (a)                                     2,629,050
    105,500  Umpqua Holdings Corp. (a)                                1,636,305
                                                                   ------------
                                                                     10,384,715
                                                                   ------------
             Building Materials--2.3%
    125,700  Universal Forest Products, Inc. (a)                      4,047,540
                                                                   ------------
             Commercial Services--9.9%
    193,200  Healthcare Services Group, Inc. (a)                      3,987,648
    128,000  HMS Holdings Corp. * (a)                                 3,654,400
     42,000  Landauer, Inc.                                           2,114,280
     86,797  Monro Muffler, Inc.                                      1,466,869
     73,000  Ritchie Bros. Auctioneers, Inc. (Canada) (a)             5,994,760
                                                                   ------------
                                                                     17,217,957
                                                                   ------------
             Computers--1.9%
     67,000  Ansoft Corp. * (a)                                       2,044,840
     71,500  Stratasys, Inc. * (a)                                    1,272,700
                                                                   ------------
                                                                      3,317,540
                                                                   ------------
             Diversified Financial Services--3.7%
    100,000  Investment Technology Group, Inc. *                      4,618,000
     40,500  Portfolio Recovery Associates, Inc. * (a)                1,737,045
                                                                   ------------
                                                                      6,355,045
                                                                   ------------
             Electric--2.7%
    209,300  Cleco Corp. (a)                                          4,642,274
                                                                   ------------
             Electronics--6.4%
    140,000  II-VI, Inc. *                                            5,317,200
    130,000  LoJack Corp. * (a)                                       1,643,200
     91,000  Rofin-Sinar Technologies, Inc. * (a)                     4,085,900
                                                                   ------------
                                                                     11,046,300
                                                                   ------------
             Environmental Control--2.3%
     94,200  American Ecology Corp. (a)                               2,386,086
     31,500  Stericycle, Inc. *                                       1,622,250
                                                                   ------------
                                                                      4,008,336
                                                                   ------------

BNY HAMILTON SMALL CAP CORE EQUITY FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
             Food--4.0%
    101,600  Performance Food Group Co. *                          $  3,320,288
     62,000  Ralcorp Holdings, Inc. * (a)                             3,605,300
                                                                   ------------
                                                                      6,925,588
                                                                   ------------
             Healthcare-Products--5.4%
    135,000  Meridian Bioscience, Inc.                                4,513,050
     49,600  Palomar Medical Technologies, Inc. * (a)                   748,960
     92,000  West Pharmaceutical Services, Inc.                       4,069,160
                                                                   ------------
                                                                      9,331,170
                                                                   ------------
             Household Products/Wares--4.2%
    140,000  Tupperware Brands Corp.                                  5,415,200
     55,400  WD-40 Co.                                                1,842,050
                                                                   ------------
                                                                      7,257,250
                                                                   ------------
             Housewares--2.0%
     85,000  Toro Co. (The)                                           3,518,150
                                                                   ------------
             Insurance--2.3%
     73,000  ProAssurance Corp. * (a)                                 3,929,590
                                                                   ------------
             Leisure Time--1.6%
     90,000  Life Time Fitness, Inc. * (a)                            2,808,900
                                                                   ------------
             Machinery-Diversified--3.8%
     77,000  Middleby Corp. * (a)                                     4,804,030
     46,000  Tennant Co. (a)                                          1,831,260
                                                                   ------------
                                                                      6,635,290
                                                                   ------------
             Miscellaneous Manufacturing--6.6%
     75,000  Ceradyne, Inc. * (a)                                     2,397,000
    104,000  Clarcor, Inc. (a)                                        3,697,200
    112,400  Matthews International Corp., Class A                    5,423,300
                                                                   ------------
                                                                     11,517,500
                                                                   ------------
             Oil & Gas--2.3%
    103,300  St. Mary Land & Exploration Co.                          3,977,050
                                                                   ------------
             Oil & Gas Services--2.3%
     86,600  Dril-Quip, Inc. *                                        4,024,302
                                                                   ------------
             Packaging & Containers--2.0%
     70,900  Silgan Holdings, Inc.                                    3,518,767
                                                                   ------------

BNY HAMILTON SMALL CAP CORE EQUITY FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
             Pipelines--0.7%
     36,720  Crosstex Energy, Inc. (a)                             $  1,246,644
                                                                   ------------
             Real Estate Investment Trusts--4.3%
    146,300  American Campus Communities, Inc. (a)                    4,002,768
    141,100  Cousins Properties, Inc. (a)                             3,486,581
                                                                   ------------
                                                                      7,489,349
                                                                   ------------
             Retail--3.7%
    129,700  Hibbett Sports, Inc.* (a)                                2,002,568
     51,830  O'Reilly Automotive, Inc. *                              1,478,192
     72,000  Tractor Supply Co. * (a)                                 2,845,440
                                                                   ------------
                                                                      6,326,200
                                                                   ------------
             Semiconductors--3.0%
    108,800  Cohu, Inc.                                               1,768,000
     90,300  Hittite Microwave Corp. *                                3,379,026
                                                                   ------------
                                                                      5,147,026
                                                                   ------------
             Software--9.3%
    135,500  Ansys, Inc. *                                            4,677,460
     91,600  Avid Technology Inc. * (a)                               2,229,544
    173,650  Blackbaud, Inc.                                          4,216,222
     95,000  Computer Programs & Systems, Inc. (a)                    1,985,500
    270,000  Epicor Software Corp. * (a)                              3,024,000
                                                                   ------------
                                                                     16,132,726
                                                                   ------------
             Storage/Warehousing--1.2%
    107,300  Mobile Mini, Inc. * (a)                                  2,038,700
                                                                   ------------
             Telecommunications--1.9%
    270,000  Alaska Communications Systems Group, Inc.                3,304,800
                                                                   ------------
             Total Common Stocks
             (Cost $169,065,933)                                    166,148,709
                                                                   ------------
             MUTUAL FUNDS--3.2%
             Energy--3.2%
     62,400  Kayne Anderson MLP Investment Co. (a)                    1,831,440
     76,100  Tortoise Energy Capital Corp. (a)                        1,923,047
     60,600  Tortoise Energy Infrastructure Corp. (a)                 1,818,000
                                                                   ------------
             Total Mutual Funds
             (Cost $5,498,901)                                        5,572,487
                                                                   ------------

BNY HAMILTON SMALL CAP CORE EQUITY FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
             MONEY MARKET FUND--0.9%
  1,600,491  BNY Hamilton Money Fund (Institutional Shares),
             3.22% (b)
             (Cost $1,600,491)                                     $  1,600,491
                                                                   ------------
             INVESTMENT OF CASH COLLATERAL FOR SECURITIES
             LOANED-29.9%
             MONEY MARKET FUND--29.9%
 51,836,190  BNY Institutional Cash Reserve Fund, 2.91% (c)
             (Cost $51,836,190) (d)                                  51,836,190
                                                                   ------------
             Total Investments
             (Cost $228,001,515) (e)--129.8%                        225,157,877
             Liabilities in excess of other assets--(29.8%)         (51,768,942)
                                                                   ------------
             Net Assets--100.0%                                    $173,388,935
                                                                   ============

*    Non-income producing security.
(a)  Security, or a portion thereof, was on loan at March 31, 2008.
(b)  Represents annualized 7 day yield at March 31, 2008.
(c)  Interest rate shown reflects the yield at March 31, 2008.
(d) At March 31, 2008, the total market value of the Fund's securities on loan was $50,536,277 and the total value of the collateral held by the Fund was $51,836,190.
(e) The cost stated also approximates the aggregate cost for the Federal income tax purposes. At March 31, 2008, net unrealized depreciation was $2,843,638 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $20,507,724 and aggregate gross unrealized depreciation of 23,351,362.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2007.

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

BNY HAMILTON SMALL CAP CORE EQUITY FUND

March 31, 2008 (Unaudited)

               Valuation inputs                 Investment in Securities   Other Financial Instruments
---------------------------------------------   ------------------------   ---------------------------
Level 1 - Quoted Prices                               $225,157,877                     $--
Level 2 - Other Significant Observable Inputs                   --                      --
Level 3 - Significant Unobservable Inputs                       --                      --
                                                      ------------                     ---
Total                                                 $225,157,877                     $--
                                                      ------------                     ---

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BNY HAMILTON SMALL CAP GROWTH FUND

Schedule of Investments

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
             COMMON STOCKS--98.2%
             Advertising--1.9%
     33,410  Gaiam, Inc., Class A *(a)                             $    578,661
     34,195  inVentiv Health, Inc. *                                    985,158
                                                                   ------------
                                                                      1,563,819
                                                                   ------------
             Aerospace/Defense--2.7%
     24,010  Aerovironment, Inc.*(a)                                    491,005
     15,890  BE Aerospace, Inc. *                                       555,356
     15,120  Curtiss-Wright Corp.                                       627,177
     10,270  Triumph Group, Inc. (a)                                    584,671
                                                                   ------------
                                                                      2,258,209
                                                                   ------------
             Airlines--0.4%
     15,410  Alaska Air Group, Inc. *(a)                                302,344
                                                                   ------------
             Apparel--1.9%
      7,370  Deckers Outdoor Corp. *(a)                                 794,633
     28,310  Wolverine World Wide, Inc.                                 821,274
                                                                   ------------
                                                                      1,615,907
                                                                   ------------
             Banks--3.0%
     14,010  National Penn Bancshares, Inc. (a)                         254,842
     19,260  PrivateBancorp, Inc. (a)                                   606,112
     14,570  Susquehanna Bancshares, Inc. (a)                           296,791
     24,195  SVB Financial Group *(a)                                 1,055,870
      6,270  UMB Financial Corp.                                        258,324
                                                                   ------------
                                                                      2,471,939
                                                                   ------------
             Beverages--0.6%
     10,370  Boston Beer Co. Inc., Class A *(a)                         492,990
                                                                   ------------
             Biotechnology--3.2%
     28,580  Genomic Health, Inc. *(a)                                  539,876
      7,493  Illumina, Inc. *(a)                                        568,719
     25,710  Lifecell Corp. *(a)                                      1,080,591
      7,180  Myriad Genetics, Inc. *(a)                                 289,282
      9,280  Savient Pharmaceuticals,Inc. *(a)                          185,600
                                                                   ------------
                                                                      2,664,068
                                                                   ------------
             Building Materials--1.0%
     23,700  Lennox International, Inc.                                 852,489
                                                                   ------------
             Chemicals--1.1%
     16,520  OM Group, Inc. *                                           901,001
                                                                   ------------

BNY HAMILTON SMALL CAP GROWTH FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
             Coal--1.1%
      7,860  Foundation Coal Holdings, Inc.                        $    395,594
     13,980  Massey Energy Co. (a)                                      510,270
                                                                   ------------
                                                                        905,864
                                                                   ------------
             Commercial Services--7.7%
     11,560  Advisory Board Co. (The) *                                 635,106
     15,580  CRA International, Inc. *(a)                               500,741
      9,345  DeVry, Inc.                                                390,995
     13,150  Dollar Financial Corp. *(a)                                302,450
      7,690  FTI Consulting Inc. *                                      546,298
     26,800  Geo Group, Inc. (The)*                                     762,192
     41,275  Healthcare Services Group (a)                              851,915
     32,810  INVESTools, Inc. *(a)                                      360,582
     19,685  Macquarie Infrastructure Co., LLC                          573,424
      2,220  Strayer Education, Inc. (a)                                338,550
     12,710  Watson Wyatt Worldwide, Inc.                               721,293
     14,540  Wright Express Corp. *                                     446,814
                                                                   ------------
                                                                      6,430.360
                                                                   ------------
             Computers--1.1%
     26,700  Micros Systems, Inc. *                                     898,722
                                                                   ------------
             Cosmetics/Personal Care--0.9%
     11,040  Chattem, Inc. *(a)                                         732,394
                                                                   ------------
             Distribution/Wholesale--3.2%
     24,610  Fossil, Inc. *                                             751,589
     84,190  LKQ Corp. *                                              1,891,750
                                                                   ------------
                                                                      2,643,339
                                                                   ------------
             Diversified Financial Services--2.4%
     85,710  E*TRADE Financial Corp. *(a)                               330,841
     18,705  FCStone Group, Inc. (a)                                    518,129
     27,970  Portfolio Recovery Associates, Inc. *(a)                 1,199,632
                                                                   ------------
                                                                      2,048,602
                                                                   ------------
             Electric--3.1%
     38,670  Cleco Corp.                                                857,701
     22,600  Idacorp, Inc. (a)                                          725,686
     20,090  ITC Holdings Corp.                                       1,045,885
                                                                   ------------
                                                                      2,629,272
                                                                   ------------

BNY HAMILTON SMALL CAP GROWTH FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                         -----------
             Electronics--5.3%
     15,840  FARO Technologies, Inc. *                             $    493,891
     25,520  Flir Systems, Inc. *(a)                                    767,897
      5,160  Itron, Inc. *(a)                                           465,587
     20,820  II-VI, Inc. *                                              790,744
     22,820  Trimble Navigation Ltd. *                                  652,424
     22,170  Varian Inc. *                                            1,284,086
                                                                   ------------
                                                                      4,454,629
                                                                   ------------
             Engineering & Construction--1.1%
     19,510  Shaw Group, Inc. (The) *                                   919,701
                                                                   ------------
             Entertainment--0.7%
     57,920  Lions Gate Entertainment Corp. (Canada) *(a)               564,720
                                                                   ------------
             Environmental Control--1.5%
     39,507  Waste Connections, Inc. *                                1,214,445
                                                                   ------------
             Food--2.2%
     21,315  Hain Celestial Group, Inc. *(a)                            628,793
     11,590  Ralcorp Holdings Inc. *(a)                                 673,958
     22,780  TreeHouse Foods, Inc. *                                    520,751
                                                                   ------------
                                                                      1,823,502
                                                                   ------------
             Forest Products & Paper--0.7%
     20,310  Rock-Tenn Co.                                              608,691
                                                                   ------------
             Healthcare-Products--5.2%
      5,675  Arthrocare Corp. *(a)                                      189,261
     13,410  Immucor, Inc. *                                            286,169
     25,275  Meridian Bioscience, Inc.                                  844,943
     33,025  NuVasive, Inc. *(a)                                      1,139,694
     28,770  PSS World Medical, Inc. *(a)                               479,308
     35,390  Sirona Dental Systems, Inc. *(a)                           954,468
     10,530  West Pharmaceutical Services, Inc.                         465,742
                                                                   ------------
                                                                      4,359,585
                                                                   ------------
             Healthcare-Services--3.2%
     11,420  AMERIGROUP Corp. *                                         312,109
     18,550  Pediatrix Medical Group, Inc. *                          1,250,270
     33,810  Psychiatric Solutions, Inc. *(a)                         1,146,835
                                                                   ------------
                                                                      2,709,214
                                                                   ------------

BNY HAMILTON SMALL CAP GROWTH FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
             Home Builders--1.2%
     14,760  MDC Holdings, Inc.                                    $    646,340
      9,890  Ryland Group, Inc. (a)                                     325,282
                                                                   ------------
                                                                        971,622
                                                                   ------------
             Insurance--2.8%
     39,790  Amtrust Financial Services, Inc.                           644,996
     13,080  Philadelphia Consolidated Holding Co. *                    421,176
     24,205  ProAssurance Corp. *                                     1,302,955
                                                                   ------------
                                                                      2,369,127
                                                                   ------------
             Internet--2.5%
     10,870  Blue Nile, Inc. *(a)                                       588,611
     19,420  Digital River, Inc. *(a)                                   601,436
      5,930  Equinix, Inc. *(a)                                         394,286
     36,920  Vasco Data Security International, Inc. *(a)               505,066
                                                                   ------------
                                                                      2,089,399
                                                                   ------------
             Leisure Time--2.1%
     21,930  Life Time Fitness, Inc. *(a)                               684,435
     28,837  WMS Industries, Inc. *                                   1,037,267
                                                                   ------------
                                                                      1,721,702
                                                                   ------------
             Lodging--0.4%
     10,650  Gaylord Entertainment Co. *(a)                             322,589
                                                                   ------------
             Machinery-Diversified--0.9%
     19,765  Wabtec Corp.                                               744,350
                                                                   ------------
             Metal Fabricate/Hardware--0.3%
      5,930  Dynamic Materials Corp (a)                                 256,176
                                                                   ------------
             Mining--0.7%
      4,970  Century Aluminum Co. *(a)                                  329,212
      5,360  RTI International Metals, Inc. *                           242,326
                                                                   ------------
                                                                        571,538
                                                                   ------------
             Miscellaneous Manufacturing --1.6%
     14,710  Acuity Brands, Inc.                                        631,795
     36,230  Hexcel Corp. *(a)                                          692,355
                                                                   ------------
                                                                      1,324,150
                                                                   ------------
             Oil & Gas--4.3%
      6,180  Atwood Oceanics, Inc. *(a)                                 566,830
     27,480  Cabot Oil & Gas Corp.                                    1,397,083

BNY HAMILTON SMALL CAP GROWTH FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
     11,100  SandRidge Energy, Inc. *                              $    434,565
     21,660  Unit Corp. *                                             1,227,039
                                                                   ------------
                                                                      3,625,517
                                                                   ------------
             Oil & Gas Services--5.1%
     25,910  CARBO Ceramics, Inc. (a)                                 1,038,991
      8,050  Core Laboratories NV (Netherlands) *                       960,365
     18,160  Dril-Quip, Inc. *(a)                                       843,895
     20,120  Matrix Service Co. *(a)                                    345,662
     10,480  Oceaneering International, Inc. *                          660,240
      5,720  W-H Energy Services, Inc. *(a)                             393,822
                                                                   ------------
                                                                      4,242,975
                                                                   ------------
             Pharmaceuticals--1.6%
     16,470  Alkermes, Inc. *(a)                                        195,664
     17,360  BioMarin Pharmaceutical, Inc. *                            614,023
     11,140  Herbalife Ltd. (Cayman Islands)                            529,150
                                                                   ------------
                                                                      1,338,837
                                                                   ------------
             Real Estate Investment Trusts --3.1%
      5,320  Entertainment Properties Trust                             262,436
      4,020  Essex Property Trust, Inc.                                 458,200
     42,370  Extra Space Storage, Inc. (a)                              685,969
     22,590  FelCor Lodging Trust, Inc.                                 271,758
      7,830  Mid-America Apartment Communities, Inc.                    390,247
     23,350  Senior Housing Properties Trust                            553,395
                                                                   ------------
                                                                      2,622,005
                                                                   ------------
             Retail--3.1%
     15,300  Aeropostale, Inc. *                                        414,783
     14,390  CEC Entertainment, Inc. *                                  415,583
     27,895  J. Crew Group, Inc. *(a)                                 1,232,122
     19,250  Jack in the Box, Inc. *                                    517,248
                                                                   ------------
                                                                      2,579,736
                                                                   ------------
             Semiconductors--3.1%
     35,820  Microsemi Corp *(a)                                        816,696
     29,680  MKS Instruments, Inc. *                                    635,152
     98,700  Skyworks Solutions, Inc. *(a)                              718,536
     13,540  Varian Semiconductor Equipment Associates, Inc. *          381,151
                                                                   ------------
                                                                      2,551,535
                                                                   ------------
             Software--6.2%
     25,300  Ansys, Inc. *                                              873,356
     28,025  Blackbaud, Inc.                                            680,447

BNY HAMILTON SMALL CAP GROWTH FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
     25,265  Blackboard, Inc. *(a)                                 $    842,082
      7,480  Concur Technologies, Inc. *(a)                             232,254
     47,155  Informatica Corp. *(a)                                     804,464
     13,820  ManTech International Corp. *                              626,875
     43,380  Nuance Communications, Inc. *(a)                           755,246
     14,900  THQ, Inc. *                                                324,820
                                                                   ------------
                                                                      5,139,544
                                                                   ------------
             Telecommunications--1.4%
     15,815  Atheros Communications, Inc. *                             329,585
     14,620  SBA Communications Corp. *                                 436,115
     25,140  Syniverse Holdings, Inc. *                                 418,832
                                                                   ------------
                                                                      1,184,532
                                                                   ------------
             Transportation--2.6%
      8,140  Con-way, Inc.                                              402,767
     12,580  Kirby Corp. *                                              717,060
      8,730  Landstar System, Inc.                                      455,357
     19,570  Old Dominion Freight Line, Inc. *                          622,913
                                                                   ------------
                                                                      2,198,097
                                                                   ------------
             Total Common Stocks
             (Cost $80,110,014)                                      81,919,237
                                                                   ------------
             MONEY MARKET FUND--2.0%
  1,696,690  BNY Hamilton Money Fund (Institutional Shares),
             3.22% (b)
             (Cost $1,696,690)                                        1,696,690
                                                                   ------------
             INVESTMENT OF CASH COLLATERAL FOR SECURITIES
             LOANED- 27.6.0%
             MONEY MARKET FUND - 27.6%
 22,994,859  BNY Institutional Cash Reserve Fund, 2.91% (b)
             (Cost $22,994,859) (c)
                                                                     22,994,859
                                                                   ------------
             Total Investments
             (Cost $104,801,563) (d)--127.8%                        106,610,786
             Liabilities in excess of other assets--(27.8%)         (23,206,258)
                                                                   ------------
             Net Assets--100.0%                                    $ 83,404,528
                                                                   ============

BNY HAMILTON SMALL CAP GROWTH FUND

March 31, 2008 (Unaudited)

*    Non-income producing security.
(a)  Security, or a portion thereof, was on loan at March 31 2008.
(b)  Interest rate shown reflects the yield as of March 31 2008.
(c) At March, 31, 2008 the total market value of the Fund's securities on loan was $22,442,452 and the total value of the collateral held by the Fund was $22,994,859.
(d) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March, 31, 2008. net unrealized appreciation was $ 1,809,223 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $7,380,826 and aggregate gross unrealized depreciation of $5,571,603.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2007.

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

               Valuation inputs                 Investment in Securities   Other Financial Instruments
---------------------------------------------   ------------------------   ---------------------------
Level 1 - Quoted Prices                               $106,610,786                     $--
Level 2 - Other Significant Observable Inputs                   --                      --
Level 3 - Significant Unobservable Inputs                       --                      --
                                                      ------------                     ---
Total                                                 $106,610,786                     $--
                                                      ------------                     ---

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BNY HAMILTON CORE BOND FUND

Schedule of Investments

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
             MORTGAGE-BACKED SECURITIES--33.6%
             Federal Home Loan Mortgage Corp.--26.1%
$     1,581  Pool #160074
             10.00%, 4/01/09                                       $      1,660
     29,443  Pool #180006
             9.25%, 8/01/11                                              31,567
        609  Gold Pool #E20261
             7.50%, 9/01/11                                                 629
    153,571  Gold Pool #E00678
             6.50%, 6/01/14                                             161,125
  2,001,348  Gold Pool #E01386
             5.00%, 6/01/18                                           2,030,969
  3,025,872  Gold Pool #B14178
             4.00%, 5/01/19                                           2,962,445
  2,913,424  Gold Pool #G18044
             4.50%, 3/01/20                                           2,901,645
  2,367,582  Gold Pool #G18114
             5.50%, 5/01/21                                           2,418,910
      3,602  Gold Pool #G00800
             7.00%, 11/01/26                                              3,828
     43,286  Gold Pool #C29166
             7.00%, 7/01/29                                              45,988
    160,914  Gold Pool #C00896
             7.50%, 12/01/29                                            174,396
    103,938  Gold Pool #C01095
             7.00%, 11/01/30                                            110,374
      2,024  Gold Pool #C55047
             7.50%, 7/01/31                                               2,188
     75,612  Gold Pool #C60567
             7.00%, 11/01/31                                             80,158
    869,172  Gold Pool #C01329
             7.00%, 3/01/32                                             921,429
    447,677  Gold Pool #C01345
             7.00%, 4/01/32                                             473,940
    411,307  Gold Pool #C01351
             6.50%, 5/01/32                                             429,385
  1,945,772  Gold Pool #G01443
             6.50%, 8/01/32                                           2,031,292
    323,300  Gold Pool #C75331
             6.50%, 8/01/32                                             337,510
  2,674,318  Gold Pool #C01385
             6.50%, 8/01/32                                           2,791,858
  1,045,370  Gold Pool #C01403
             6.00%, 9/01/32                                           1,078,572
    191,597  Gold Pool #C01396
             6.50%, 9/01/32                                             200,018
  1,093,317  Gold Pool #C01404
             6.50%, 10/01/32                                          1,141,370
      2,103  Gold Pool #C72811
             6.00%, 11/01/32                                              2,170
      6,465  Gold Pool #C01435
             6.00%, 12/01/32                                              6,670

BNY HAMILTON CORE BOND FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$   504,693  Gold Pool #C75536
             6.00%, 1/01/33                                        $    520,723
        206  Gold Pool #C75905
             6.50%, 1/01/33                                                 215
    305,103  Gold Pool #C01500
             6.50%, 1/01/33                                             318,513
  2,119,584  Gold Pool #C01511
             6.00%, 3/01/33                                           2,186,904
  4,021,927  Gold Pool #G01513
             6.00%, 3/01/33                                           4,149,667
    731,349  Gold Pool #C77416
             6.00%, 3/01/33                                             754,577
    607,694  Gold Pool #C01647
             4.50%, 10/01/33                                            587,071
  1,834,827  Gold Pool #A13973
             5.50%, 10/01/33                                          1,858,895
     89,615  Gold Pool #A15024
             6.00%, 10/01/33                                             92,399
  4,363,760  Gold Pool #A15479
             5.50%, 11/01/33                                          4,420,999
  2,612,710  Gold Pool #A17572
             4.50%, 1/01/34                                           2,521,061
 11,129,573  Gold Pool #C01847
             5.50%, 6/01/34                                          11,266,416
  3,482,994  Gold Pool #A24720
             5.50%, 7/01/34                                           3,525,820
  3,277,674  Gold Pool #A25473
             6.00%, 8/01/34                                           3,373,546
  5,366,231  Gold Pool #A46630
             5.00%, 8/01/35                                           5,321,886
  3,039,247  Gold Pool #A37876
             5.00%, 9/01/35                                           3,014,133
  3,360,443  Pool #1K1255
             5.81%, 11/01/36 FRN                                      3,422,586
  2,899,579  Pool #782760
             5.95%, 11/01/36 FRN                                      2,954,488
      7,015  Gold Pool #A55611
             6.00%, 12/01/36                                              7,202
  3,027,911  Pool #1G1477
             5.81%, 1/01/37 FRN                                       3,077,761
  2,892,606  Gold Pool #A56599
             6.00%, 1/01/37                                           2,969,761
    856,396  Gold Pool #A61466
             6.00%, 3/01/37                                             878,988
  1,301,034  Pool #1G3588
             5.93%, 4/01/37 FRN                                       1,326,788
  2,590,252  Gold Pool #A60379
             5.50%, 5/01/37                                           2,618,105
  1,889,629  Gold Pool #G03077
             5.00%, 7/01/37                                           1,872,839
    818,914  Gold Pool #A68027
             6.00%, 7/01/37                                             840,516

BNY HAMILTON CORE BOND FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$    30,186  Gold Pool #A64471
             5.00%, 8/01/37                                        $     29,918
     71,648  Gold Pool #A68271
             6.00%, 11/01/37                                             73,538
  7,107,630  Gold Pool #A69852
             5.50%, 12/01/37                                          7,184,056
  2,570,052  Gold Pool #A69290
             6.00%, 12/01/37                                          2,637,850
                                                                   ------------
                                                                     94,147,317
                                                                   ------------
             Federal National Mortgage Association--6.2%
        607  Pool #219238
             8.50%, 2/01/09                                                 611
     29,953  Pool #190770
             7.00%, 4/01/09                                              30,025
    404,699  Pool #253942
             6.00%, 9/01/16                                             417,726
    707,402  Pool #647532
             5.50%, 5/01/17                                             726,091
    667,609  Pool #694970
             5.50%, 4/01/18                                             684,909
  1,020,344  Pool #555384
             5.50%, 4/01/18                                           1,046,784
      1,717  Pool #535497
             6.50%, 8/01/30                                               1,795
        786  Pool #549914
             8.50%, 9/01/30                                                 866
    497,541  Pool #545994
             7.00%, 10/01/32                                            528,728
  4,456,772  Pool #938578
             6.00%, 9/01/36                                           4,581,302
  3,057,789  Pool #937594
             5.71%, 5/01/37 FRN                                       3,115,546
  2,327,609  Pool #967186
             6.50%, 12/01/37                                          2,412,669
  2,343,913  Pool #925797
             6.50%, 12/01/37                                          2,429,569
  2,268,976  Pool #960385
             6.50%, 12/01/37                                          2,351,893
  1,316,749  Pool #966608
             5.50%, 2/01/38                                           1,330,490
  2,550,472  Pool #962003
             5.50%, 3/01/38                                           2,577,087
                                                                   ------------
                                                                     22,236,091
                                                                   ------------
             Government National Mortgage Association--1.3%
      1,739  Pool #27246
             9.00%, 12/15/08                                              1,769
        608  Pool #34366
             9.50%, 9/15/09                                                 633

BNY HAMILTON CORE BOND FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$     1,900  Pool #33765
             9.50%, 10/15/09                                       $      1,979
      2,754  Pool #34704
             9.50%, 10/15/09                                              2,868
     48,534  Pool #171774
             9.00%, 9/15/16                                              52,984
      2,384  Pool #290313
             9.50%, 5/15/20                                               2,666
      1,731  Pool #336019
             7.50%, 9/15/22                                               1,866
     67,512  Pool #319650
             7.00%, 11/15/22                                             72,270
     40,986  Pool #349306
             8.00%, 2/15/23                                              44,887
     28,306  Pool #376445
             6.50%, 4/15/24                                              29,633
     18,120  Pool #384069
             7.50%, 4/15/24                                              19,544
     83,770  Pool #362262
             7.50%, 4/15/24                                              90,352
      7,723  Pool #780689
             6.50%, 12/15/27                                              8,083
    439,694  Pool #464686
             6.50%, 7/15/28                                             459,936
     15,701  Pool #511772
             8.00%, 11/15/30                                             17,232
     25,432  Pool #485393
             7.00%, 4/15/31                                              27,164
     71,260  Pool #550475
             7.00%, 5/15/31                                              76,114
    692,418  Pool #781336
             6.00%, 10/15/31                                            717,870
    265,165  Pool #605619
             6.00%, 7/15/34                                             274,424
  2,799,318  Pool #781830
             5.00%, 11/15/34                                          2,803,565
                                                                   ------------
                                                                      4,705,839
                                                                   ------------
             Total Mortgage-Backed Securities
             (Cost $119,535,769)                                    121,089,247
                                                                   ------------
             UNITED STATES GOVERNMENT AGENCIES &
             OBLIGATIONS--27.5%
             Federal National Mortgage Association--2.4%
    492,000  6.13%, 3/15/12                                             548,940
  5,050,000  5.25%, 3/05/14                                           5,275,638
  2,674,000  4.88%, 12/15/16 (b)                                      2,831,555
                                                                   ------------
                                                                      8,656,133
                                                                   ------------

BNY HAMILTON CORE BOND FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
             United States Treasury Bonds--3.0%
$ 3,084,000  7.13%, 2/15/23 (b)                                    $  4,086,540
  3,644,782  2.38%, 1/15/27 (b)                                       3,978,506
  2,773,000  4.50%, 2/15/36 (b)                                       2,864,639
                                                                   ------------
                                                                     10,929,685
                                                                   ------------
             United States Treasury Notes--22.1%
  3,750,000  4.13%, 8/15/10 (b)                                       3,966,795
  1,260,000  4.63%, 8/31/11 (b)                                       1,368,282
 17,070,000  4.63%, 2/29/12 (b)                                      18,620,963
 13,085,000  4.00%, 11/15/12 (b)                                     14,051,039
  6,000,000  4.25%, 11/15/13 (b)                                      6,547,500
 11,180,000  4.00%, 2/15/14 (b)                                      12,056,054
  5,166,000  4.63%, 11/15/16 (b)                                      5,699,550
  3,639,560  2.38%, 1/15/17                                           4,062,091
 12,360,000  4.25%, 11/15/17 (b)                                     13,187,539
                                                                   ------------
                                                                     79,559,813
                                                                   ------------
             Total United States Government Agencies &
             Obligations (Cost $96,105,867)                          99,145,631
                                                                   ------------
             CORPORATE BONDS--19.2%
             Banks--0.8%
  1,200,000  Bank of America Corp.
             5.49%, 3/15/19                                           1,162,907
  1,800,000  HSBC Holdings PLC (Britain)
             6.50%, 9/15/37                                           1,707,554
                                                                   ------------
                                                                      2,870,461
                                                                   ------------
             Beverages--0.6%
  1,960,000  Diageo Finance BV (Netherlands)
             5.50%, 4/01/13                                           2,057,947
                                                                   ------------
             Chemicals--0.3%
  1,248,000  EI Du Pont de Nemours & Co.
             5.25%, 12/15/16                                          1,260,049
                                                                   ------------
             Computers--0.4%
  1,272,000  IBM Corp.
             7.00%, 10/30/25                                          1,403,043
                                                                   ------------
             Diversified Financial Services--5.8%
    875,000  Agua Caliente Band of Cahuilla Indians*
             6.35%, 10/01/15                                            870,625
  1,223,000  American General Finance Corp.,
             Series H
             5.38%, 10/01/12 (b)                                      1,200,595

BNY HAMILTON CORE BOND FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$ 1,090,000  Bear Stearns Cos., Inc. (The)
             4.50%, 10/28/10                                       $  1,027,231
  1,745,000  BlackRock, Inc.
             6.25%, 9/15/17                                           1,785,299
    596,000  Caterpillar Financial Services Corp.
             4.30%, 6/01/10                                             606,940
    838,000  CIT Group, Inc.
             5.40%, 2/13/12                                             669,067
  1,653,000  Citigroup, Inc.
             5.10%, 9/29/11                                           1,650,995
    846,000  Citigroup, Inc.
             6.00%, 10/31/33                                            722,814
  3,311,000  General Electric Capital Corp.
             6.00%, 6/15/12                                           3,530,188
  1,381,000  Goldman Sachs Group, Inc. (The)
             5.63%, 1/15/17                                           1,324,828
  1,152,000  Goldman Sachs Group, Inc. (The)
             6.35%, 2/15/34                                             997,512
  1,895,000  John Deere Capital Corp.
             7.00%, 3/15/12                                           2,096,692
  1,046,000  JPMorgan Chase & Co.
             5.38%, 10/01/12                                          1,086,096
  1,130,000  Merrill Lynch & Co., Inc.
             5.24%, 3/02/09 FRN                                       1,107,400
  2,183,000  Morgan Stanley
             6.60%, 4/01/12                                           2,263,286
                                                                   ------------
                                                                     20,939,568
                                                                   ------------
             Electric--0.9%
  2,053,000  Carolina Power & Light Co.
             5.13%, 9/15/13                                           2,152,960
    992,000  Exelon Corp.
             4.90%, 6/15/15                                             945,021
                                                                   ------------
                                                                      3,097,981
                                                                   ------------
             Insurance--0.6%
  1,492,000  American International Group, Inc.
             5.60%, 10/18/16                                          1,463,039
    690,000  Prudential Financial, Inc.
             5.50%, 3/15/16                                             693,014
                                                                   ------------
                                                                      2,156,053
                                                                   ------------
             Lodging--0.9%
  3,221,000  Seminole Indian Tribe of Florida*
             5.80%, 10/01/13                                          3,355,863
                                                                   ------------

BNY HAMILTON CORE BOND FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
             Media--2.0%
$ 1,690,000  British Sky Broadcasting Group PLC (Britain)
             6.88%, 2/23/09                                        $  1,734,520
  2,575,000  Comcast Corp.
             5.90%, 3/15/16                                           2,554,000
    904,000  News America Holdings, Inc.
             9.25%, 2/01/13                                           1,049,038
  1,905,000  Time Warner, Inc.
             5.50%, 11/15/11                                          1,891,471
                                                                   ------------
                                                                      7,229,029
                                                                   ------------
             Mining--0.2%
    753,000  Alcoa, Inc.
             5.55%, 2/01/17                                             733,485
                                                                   ------------
             Oil & Gas--0.5%
  1,750,000  Devon Financing Corp. ULC
             6.88%, 9/30/11                                           1,910,094
                                                                   ------------
             Pharmaceuticals--1.5%
  2,282,000  Abbott Laboratories
             5.60%, 5/15/11                                           2,422,747
  2,746,000  Eli Lilly & Co.
             5.20%, 3/15/17                                           2,823,338
                                                                   ------------
                                                                      5,246,085
                                                                   ------------
             Real Estate Investment Trusts--0.6%
  1,990,000  Simon Property Group LP
             5.75%, 5/01/12                                           1,989,178
                                                                   ------------
             Retail--0.3%
  1,386,000  Wal-Mart Stores, Inc.
             5.25%, 9/01/35                                           1,226,639
                                                                   ------------
             Software--1.3%
  1,770,000  Intuit, Inc.
             5.40%, 3/15/12                                           1,802,037
  2,725,000  Oracle Corp.
             5.25%, 1/15/16                                           2,723,597
                                                                   ------------
                                                                      4,525,634
                                                                   ------------
             Telecommunications--2.1%
  1,650,000  AT&T, Inc.
             6.80%, 5/15/36                                           1,695,425
  1,350,000  Cisco Systems, Inc.
             5.50%, 2/22/16                                           1,396,719
  1,401,000  Global Crossing Ltd.
             8.70%, 11/15/08 (a)                                             --

BNY HAMILTON CORE BOND FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$ 2,810,000  Verizon Communications, Inc.
             5.50%, 2/15/18                                        $  2,736,842
  1,963,000  Vodafone Group PLC (Britain)
             5.63%, 2/27/17                                           1,908,727
  1,406,000  Williams Communication Group, Inc.
             10.88%, 10/01/09 (a)                                            --
                                                                   ------------
                                                                      7,737,713
                                                                   ------------
             Transportation--0.4%
  1,326,000  Union Pacific Corp.
             4.88%, 1/15/15                                           1,321,596
                                                                   ------------
             Total Corporate Bonds
             (Cost $71,976,647)                                      69,060,418
                                                                   ------------
             COLLATERALIZED MORTGAGE OBLIGATIONS--7.9%
             Federal Home Loan Mortgage Corp.--1.0%
     97,628  Series 1678, Class CA
             6.00%, 2/15/09                                              97,516
  1,182,274  Series 2985, Class JP
             4.50%, 10/15/15                                          1,189,869
  1,745,226  Series R002, Class AH
             4.75%, 7/15/15                                           1,758,784
    789,984  Series R004, Class AL
             5.13%, 12/15/13                                            801,204
                                                                   ------------
                                                                      3,847,373
                                                                   ------------
             Whole Loan Collateral CMO--6.9%
    638,433  American Home Mortgage Investment Trust,
             Series 2004-1, Class 1A
             2.95%, 4/25/44 FRN                                         636,669
    613,384  Bear Stearns Adjustable Rate Mortgage Trust,
             Series 2005-9, Class A1
             4.63%, 10/25/35 FRN                                        580,647
  6,309,298  Bear Stearns ALT-A Trust,
             Series 2005-7, Class 11A1
             2.87%, 8/25/35 FRN                                       4,546,840
    825,784  Bear Stearns ALT-A Trust,
             Series 2006-5, Class 1A1
             2.77%, 8/25/36 FRN                                         540,903
  3,450,000  Countrywide Alternative Loan Trust,
             Series 2007-12T1, Class A5
             6.00%, 6/25/37                                           2,778,039
  2,481,707  Countrywide Alternative Loan Trust,
             Series 2007-15CB, Class A19
             5.75%, 7/25/37                                           2,126,730

BNY HAMILTON CORE BOND FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$ 2,217,563  GMAC Mortgage Corp. Loan Trust,
             Series 2004-J2, Class A2
             3.10%, 6/25/34 FRN                                    $  2,067,823
    151,337  Residential Accredit Loans, Inc.,
             Series 2004-QA6, Class NB1
             6.96%, 12/26/34                                             90,802
  1,544,181  Structured Adjustable Rate Mortgage Loan Trust,
             Series 2005-22, Class 1A2
             5.25%, 12/25/35                                          1,413,184
  2,293,986  Structured Adjustable Rate Mortgage Loan Trust,
             Series 2005-23, Class 1A1
             5.45%, 1/25/36                                           2,135,003
    860,980  Structured Asset Securities Corp.,
             Series 2003-8, Class 2A6
             5.00%, 4/25/33                                             838,752
  1,287,907  Structured Asset Securities Corp.,
             Series 2005-10, Class 5A8
             5.25%, 12/25/34                                          1,183,002
  1,169,971  WaMu Mortgage Pass-Through Certificates,
             Series 2003-AR9, Class 1A4
             3.70%, 9/25/33                                           1,170,713
  2,983,629  WaMu Mortgage Pass-Through Certificates,
             Series 2004-AR9, Class B3
             4.28%, 8/25/34                                           3,000,549
  1,681,983  Wells Fargo Mortgage-Backed Securities Trust,
             Series 2005-AR8, Class 2A1
             4.55%, 6/25/35                                           1,638,016
                                                                   ------------
                                                                     24,747,672
                                                                   ------------
             Total Collateralized Mortgage Obligations
             (Cost $32,005,210)                                      28,595,045
                                                                   ------------
             ASSET-BACKED SECURITIES--5.2%
             Automobile Asset-Backed Securities--4.2%
$ 1,368,261  Capital Auto Receivables Asset Trust,
             Class 2006-1, Class A3
             5.03%, 10/15/09                                          1,375,212
  1,495,000  Daimler Chrysler Auto Trust,
             Series 2006-C, Class A4
             4.98%, 11/08/11                                          1,523,530
    755,000  Ford Credit Auto Owner Trust,
             Series 2007-A, Class A4A
             5.47%, 6/15/12                                             774,648
    884,989  Harley-Davidson Motorcycle Trust,
             Series 2005-3, Class A2
             4.41%, 6/15/12                                             891,610
  1,495,000  Harley-Davidson Motorcycle Trust,
             Series 2007-1, Class A4
             5.21%, 6/17/13                                           1,537,719

BNY HAMILTON CORE BOND FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
  1,755,000  Honda Auto Receivables Owner Trust,
             Series 2006-3, Class A4
             5.11%, 4/15/12                                        $  1,796,964
  1,765,000  Household Automotive Trust,
             Series 2007-1, Class A4
             5.33%, 11/17/13                                          1,811,777
  2,630,000  Nissan Auto Lease Trust,
             Series 2006-A, Class A4
             5.10%, 7/16/12                                           2,683,238
  2,809,000  USAA Auto Owner Trust,
             Series 2006-4, Class A4
             4.98%, 10/15/12                                          2,877,478
                                                                   ------------
                                                                     15,272,176
                                                                   ------------
             Other Asset-Backed Securities--1.0%
  2,500,000  CIT Equipment Collateral,
             Series 2006-VT2, Class A4
             5.05%, 4/20/14                                           2,534,984
    863,220  CNH Equipment Trust,
             Series 2005-A, Class A4B
             4.29%, 6/15/12                                             865,422
                                                                   ------------
                                                                      3,400,406
                                                                   ------------
             Total Asset-Backed Securities
             (Cost $18,502,249)                                      18,672,582
                                                                   ------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES--4.4%
  2,779,000  Banc of America Commercial Mortgage, Inc.,
             Series 2004-4, Class A3
             4.13%, 7/10/42                                           2,743,764
  2,495,000  Banc of America Commercial Mortgage, Inc.,
             Series 2006-6, Class A2
             5.31%, 10/10/45                                          2,452,271
  1,255,319  Bear Stearns Commercial Mortgage Securities,
             Series 2005-T20, Class A1
             4.94%, 10/12/42                                          1,250,554
  1,554,458  Citigroup/Deutsche Bank Commercial Mortgage Trust,
             Series 2005-CD1, Class A1
             5.05%, 7/15/44                                           1,550,845
  1,290,829  FHLMC Multi-family Structured Pass-Through
             Certificates, Series K001, Class A3
             5.47%, 1/25/12                                           1,335,644
  1,405,170  GE Capital Commercial Mortgage Corp.,
             Series 2003-C1, Class A2
             4.09%, 1/10/38                                           1,386,400
  2,541,000  LB-UBS Commercial Mortgage Trust,
             Series 2005-C7, Class A2
             5.10%, 11/15/30                                          2,523,790

BNY HAMILTON CORE BOND FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$ 2,670,000  LB-UBS Commercial Mortgage Trust,
             Series 2006-C6, Class A2
             5.26%, 9/15/39                                        $  2,625,451
                                                                   ------------
             Total Commercial Mortgage-Backed Securities
             (Cost $16,054,969)                                      15,868,719
                                                                   ------------
             TRUST PREFERRED BONDS--0.6%
             Banks--0.4%
  1,374,000  Bank of America Corp. Capital Trust XI
             6.63%, 5/23/36                                           1,297,527
                                                                   ------------
             Diversified Financial Services--0.2%
    806,000  JPMorgan Chase Capital XXII, Series V,
             6.45%, 2/02/37                                             695,425
                                                                   ------------
             Total Trust Preferred Bonds
             (Cost $2,175,020)                                        1,992,952
                                                                   ------------
             FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS--0.4%
  1,270,000  Mexico Government International Bond (Mexico)
             5.63%, 1/15/17 (b)
             (Cost $1,261,935)                                        1,334,770
                                                                   ------------
   NUMBER
 OF SHARES
-----------
             COMMON STOCKS--0.0% (c)
             Internet--0.0% (c)
        214  Abovenet Inc.                                               15,194
                                                                   ------------
             Telecommunications--0.0% (c)
        635  XO Holdings, Inc.                                              826
                                                                   ------------
             Total Common Stocks
             (Cost $0)                                                   16,020
                                                                   ------------
             WARRANTS--0.0% (c)
             Telecommunications--0.0% (c)
        729  Abovenet, Inc., ** expiring 09/08/08                            --
        858  Abovenet, Inc., ** expiring 09/08/10                            --
      1,270  XO Holdings, Inc. A-CW10, ** expiring 1/16/10                  127
        953  XO Holdings, Inc. B-CW10, ** expiring 1/16/10 (b)               48
        953  XO Holdings, Inc. C-CW10, ** expiring 1/16/10                   38
                                                                   ------------

BNY HAMILTON CORE BOND FUND

March 31, 2008 (Unaudited)

   NUMBER
 OF SHARES                                                             VALUE
-----------                                                        ------------
             Total Warrants
             (Cost $0)                                             $        213
                                                                   ------------
             MONEY MARKET FUND--0.6%
  2,207,216  BNY Hamilton Money Fund (Institutional Shares),
             3.22% (d)
             (Cost $2,207,216)                                        2,207,216
                                                                   ------------
             INVESTMENT OF CASH COLLATERAL FOR SECURITIES
             LOANED--25.0%
             MONEY MARKET FUND--25.0%
 90,097,283  BNY Institutional Cash Reserve Fund, 2.91% (e)
             (Cost $90,097,283) (f)
                                                                     90,097,283
                                                                   ------------
             Total Investments
             (Cost $449,922,164) (g)--124.4%                        448,080,096
             Liabilities in excess of other assets--(24.4%)         (87,953,019)
                                                                   ------------
             Net Assets--100.0%                                    $360,127,077
                                                                   ============

FRN Floating Rate Note. Coupon shown was in effect at March 31, 2008. Date represents ultimate maturity date.

*    Security exempt from registration under Rule 144A of the Securities Act of
     1933.
**   Non-income producing security.
(a)  Issue is currently in default.
(b)  Security, or a portion thereof, was on loan at March 31, 2008.
(c)  Less than one tenth of a percent.
(d)  Represents annualized 7 day yield at March 31, 2008.
(e)  Interest Rate shown reflects the yield as of March 31, 2008.
(f) At March 31, 2008, the total market value of the Fund's securities on loan was $88,575,901 and the total value of the collateral held by the Fund was $90,097,283.
(g) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2008, net unrealized depreciation was $1,842,069 based on cost for Federal income tax purposes. This consists of aggregate gross unrealized appreciation of $6,140,274 and aggregate gross unrealized depreciation of $7,982,343.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2007.

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

               Valuation inputs                 Investment in Securities   Other Financial Instruments
---------------------------------------------   ------------------------   ---------------------------
Level 1 - Quoted Prices                               $ 92,320,732                     $--
Level 2 - Other Significant Observable Inputs          355,759,364                      --
Level 3 - Significant Unobservable Inputs                       --                      --
                                                      ------------                     ---
Total                                                 $448,080,096                     $--
                                                      ------------                     ---

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BNY HAMILTON HIGH YIELD FUND

Schedule of Investments

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
             CORPORATE BONDS--97.1%
             Advertising--0.7%
$   110,000  Lamar Media Corp.
             7.25%, 1/01/13                                        $    105,050
    650,000  Lamar Media Corp.
             6.63%, 8/15/15                                             575,250
    395,000  R.H. Donnelley Corp.,
             Series A-2
             6.88%, 1/15/13                                             242,925
    250,000  R.H. Donnelley Corp.
             6.88%, 1/15/13                                             153,750
    125,000  R.H. Donnelley Corp.*
             8.88%, 10/15/17                                             78,750
                                                                   ------------
                                                                      1,155,725
                                                                   ------------
             Aerospace & Defense--0.9%
    965,000  L-3 Communications Corp.
             7.63%, 6/15/12                                             992,744
    475,000  L-3 Communications Corp.
             6.13%, 7/15/13                                             466,688
                                                                   ------------
                                                                      1,459,432
                                                                   ------------
             Apparel--0.4%
    650,000  Levi Strauss & Co.
             9.75%, 1/15/15                                             650,813
                                                                   ------------
             Auto Manufacturers--1.2%
  1,600,000  General Motors Corp.
             7.20%, 1/15/11 (a)                                       1,340,000
    889,000  General Motors Corp.
             8.38%, 7/15/33 (a)                                         631,190
                                                                   ------------
                                                                      1,971,190
                                                                   ------------
             Auto Parts & Equipment--1.4%
    365,000  Goodyear Tire & Rubber Co. (The)
             8.66%, 12/01/09 FRN                                        364,544
    827,000  Goodyear Tire & Rubber Co. (The)
             8.63%, 12/01/11 (a)                                        871,450
    623,000  Goodyear Tire & Rubber Co. (The)
             9.00%, 7/01/15 (a)                                         661,938
    345,000  Tenneco, Inc.*
             8.13%, 11/15/15                                            344,138
                                                                   ------------
                                                                      2,242,070
                                                                   ------------

BNY HAMILTON HIGH YIELD FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
             Beverages--0.7%
$ 1,035,000  Constellation Brands, Inc.
             8.38%, 12/15/14                                       $  1,071,225
                                                                   ------------
             Chemicals--3.1%
    105,000  Arco Chemical Co.
             10.25%, 11/01/10                                           107,100
    652,000  Huntsman LLC
             11.63%, 10/15/10                                           691,120
  2,535,000  Ineos Group Holdings PLC (Great Britain)*
             8.50%, 2/15/16 (a)                                       1,983,637
    475,000  Mosaic Co. (The)*
             7.63%, 12/01/14                                            510,625
    150,000  Mosaic Co. (The)*
             7.88%, 12/01/16                                            162,000
    825,000  Nalco Co.
             7.75%, 11/15/11                                            839,438
    825,000  Reichhold Industries, Inc.*
             9.00%, 8/15/14                                             812,625
                                                                   ------------
                                                                      5,106,545
                                                                   ------------
             Commercial Services--4.6%
    225,000  Aramark Corp.
             6.73%, 2/01/15 FRN                                         199,688
  1,100,000  Aramark Corp.
             8.50%, 2/01/15                                           1,108,250
  1,515,000  Corrections Corp. of America
             7.50%, 5/01/11                                           1,537,725
     70,000  Hertz Corp. (The)
             8.88%, 1/01/14                                              66,675
    941,000  Hertz Corp. (The)
             10.50%, 1/01/16 (a)                                        885,716
    580,000  iPayment, Inc.
             9.75%, 5/15/14                                             517,650
    555,000  Service Corp. International
             6.75%, 4/01/15                                             548,756
    915,000  United Rentals NA, Inc.
             6.50%, 2/15/12                                             832,650
  2,266,000  United Rentals NA, Inc.
             7.75%, 11/15/13                                          1,846,789
                                                                   ------------
                                                                      7,543,899
                                                                   ------------
             Diversified Financial Services--6.4%
    445,000  Ford Motor Credit Co. LLC
             6.63%, 6/16/08                                             439,993
    470,000  Ford Motor Credit Co. LLC
             7.00%, 10/01/13                                            366,999
  2,830,000  Ford Motor Credit Co. LLC
             7.38%, 10/28/09                                          2,579,417

BNY HAMILTON HIGH YIELD FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$   150,000  GMAC LLC
             5.63%, 5/15/09                                        $    136,731
    680,000  GMAC LLC
             6.88%, 9/15/11                                             520,819
    850,000  GMAC LLC
             6.63%, 5/15/12                                             643,548
    585,000  GMAC LLC
             6.75%, 12/01/14                                            414,511
    595,000  GMAC LLC
             8.00%, 11/01/31                                            427,340
    410,000  Hawker Beechcraft Acquisition Co. LLC
             8.50%, 4/01/15                                             423,325
    315,000  Hawker Beechcraft Acquisition Co. LLC
             8.88%, 4/01/15                                             323,663
  1,475,000  Hexion US Finance Corp.
             9.75%, 11/15/14                                          1,589,312
    235,000  Hexion US Finance Corp.
             7.57%, 11/15/14 FRN                                        220,900
  1,380,000  LVB Acquisition Merger Sub, Inc.*
             11.63%, 10/15/17                                         1,386,899
  1,000,000  NSG Holdings LLC
             7.75%, 12/15/25                                            975,000
                                                                   ------------
                                                                     10,448,457
                                                                   ------------
             Electric--14.6%
  2,660,000  AES Corp. (The)
             8.00%, 10/15/17                                          2,706,549
    730,000  AES Corp. (The)
             8.75%, 5/15/13                                             762,850
    525,000  Aquila, Inc.
             9.95%, 2/01/11                                             555,425
  1,250,000  Aquila, Inc.
             14.88%, 7/01/12                                          1,546,875
    320,000  Edison Mission Energy
             7.50%, 6/15/13                                             329,600
    810,000  Edison Mission Energy
             7.00%, 5/15/17                                             810,000
  3,965,000  Energy Future Holdings Corp.*
             10.88%, 11/01/17                                         4,024,475
    318,948  FPL Energy National Wind*
             6.13%, 3/25/19                                             316,318
    142,400  FPL Energy Wind Funding LLC*
             6.88%, 6/27/17                                             149,876
    950,000  Intergen NV (Netherlands)*
             9.00%, 6/30/17                                             997,500
    340,000  Ipalco Enterprises, Inc.
             8.38%, 11/14/08                                            345,950
    105,217  Midwest Generation LLC
             Series A
             8.30%, 7/02/09                                             107,322

BNY HAMILTON HIGH YIELD FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$ 1,152,024  Midwest Generation LLC
             Series B
             8.56%, 1/02/16                                        $  1,249,946
    715,622  Mirant Mid-Atlantic LLC
             Series B
             9.13%, 6/30/17                                             791,657
  2,005,000  Mirant North America LLC
             7.38%, 12/31/13                                          2,035,075
  2,585,000  NRG Energy, Inc.
             7.38%, 2/01/16                                           2,539,763
  2,130,000  NRG Energy, Inc.
             7.38%, 1/15/17                                           2,076,750
    300,000  Reliant Energy, Inc.
             7.63%, 6/15/14                                             299,250
  1,250,000  Reliant Energy, Inc.
             6.75%, 12/15/14                                          1,278,125
    875,000  Sierra Pacific Resources
             8.63%, 3/15/14                                             923,178
                                                                   ------------
                                                                     23,846,484
                                                                   ------------
             Electrical Components & Equipment--0.5%
    705,000  General Cable Corp.
             7.10%, 4/01/15 FRN                                         611,588
    125,000  General Cable Corp.
             7.13%, 4/01/17                                             120,000
                                                                   ------------
                                                                        731,588
                                                                   ------------
             Electronics--0.6%
  1,080,000  Flextronics International Ltd. (Singapore)
             6.50%, 5/15/13                                           1,036,800
                                                                   ------------
             Environmental Control--1.7%
  2,750,000  Allied Waste North America, Inc.
             6.88%, 6/01/17 (a)                                       2,708,750
                                                                   ------------
             Food--1.7%
  1,105,000  Del Monte Corp.
             8.63%, 12/15/12                                          1,129,863
    675,000  Smithfield Foods, Inc.
             Series B
             8.00%, 10/15/09 (a)                                        688,500
    150,000  Smithfield Foods, Inc.
             Series B
             7.75%, 5/15/13                                             149,250
    400,000  Stater Brothers Holdings
             8.13%, 6/15/12                                             403,000
    505,000  Stater Brothers Holdings
             7.75%, 4/15/15                                             479,750

BNY HAMILTON HIGH YIELD FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
                                                                   $  2,850,363
                                                                   ------------
             Forest Products & Paper--1.0%
$   190,000  NewPage Corp.*
             10.00%, 5/01/12                                            193,800
    242,000  NewPage Corp.
             12.00%, 5/01/13                                            243,815
    600,000  Rock-Tenn, Co.*
             9.25%, 3/15/16                                             624,000
    755,000  Verso Paper Holdings LLC
             Series B
             6.99%, 8/01/14 FRN                                         641,750
                                                                   ------------
                                                                      1,703,365
                                                                   ------------
             Gaming--2.8 %
     55,000  Boyd Gaming Corp.
             7.75%, 12/15/12                                             51,150
    230,000  Caesars Entertainment, Inc.
             7.88%, 3/15/10 (a)                                         216,775
    525,000  Harrah's Operating Co., Inc.
             5.38%, 12/15/13                                            341,250
    135,000  Mandalay Resort Group
             9.50%, 8/01/08                                             135,675
  1,405,000  MGM Mirage
             8.50%, 9/15/10                                           1,457,688
    680,000  MGM Mirage
             6.63%, 7/15/15                                             595,000
    155,000  MGM Mirage
             7.50%, 6/01/16                                             140,275
    372,000  Pokagon Gaming Authority*
             10.38%, 6/15/14                                            394,320
    195,000  Seneca Gaming Corp.
             Series B
             7.25%, 5/01/12                                             184,763
    815,000  Shingle Springs Tribal Gaming
             Authority*
             9.38%, 6/15/15                                             725,350
    160,000  Snoqualmie Entertainment Authority*
             9.13%, 2/01/15                                             137,600
    310,000  Snoqualmie Entertainment Authority*
             6.94%, 2/01/14 FRN                                         254,200
                                                                   ------------
                                                                      4,634,046
                                                                   ------------
             Healthcare-Products--1.6%
  1,295,000  Bausch & Lomb, Inc.*
             9.88%, 11/01/15 (a)                                      1,320,900
    350,000  Hanger Orthopedic Group, Inc.
             10.25%, 6/01/14                                            353,500

BNY HAMILTON HIGH YIELD FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$   185,000  Universal Hospital Services, Inc.
             8.29%, 6/01/15 FRN                                    $    165,575
    835,000  Universal Hospital Services, Inc.
             8.50%, 6/01/15                                             839,175
                                                                   ------------
                                                                      2,679,150
                                                                   ------------
             Healthcare-Services--7.8%
  2,480,000  Community Health Systems, Inc.
             8.88%, 7/15/15                                           2,501,700
  1,245,000  DaVita, Inc.
             6.63%, 3/15/13                                           1,213,875
  1,605,000  HCA, Inc.*
             9.13%, 11/15/14                                          1,657,163
  3,935,000  HCA, Inc.
             9.25%, 11/15/16                                          4,092,399
  1,075,000  Health Management Associates, Inc.
             6.13%, 4/15/16                                             913,750
    765,000  Omega Healthcare Investors Inc.
             7.00%, 1/15/16                                             730,575
    710,000  Omega Healthcare Investors, Inc.
             7.00%, 4/01/14                                             685,150
    950,000  Psychiatric Solutions, Inc.
             7.75%, 7/15/15                                             950,000
    185,000  Universal Hospital Services, Inc.
             8.29%, 6/01/15                                             165,575
    835,000  Universal Hospital Services, Inc.
             8.50%, 6/01/15                                             839,175
                                                                   ------------
                                                                     12,744,612
                                                                   ------------
             Holding Companies-Diversified--0.9%
    540,000  Leucadia National Corp.
             7.00%, 8/15/13                                             538,650
    935,000  Leucadia National Corp.
             7.13%, 3/15/17                                             890,588
                                                                   ------------
                                                                      1,429,238
                                                                   ------------
             Insurance--0.0%
     43,000  Unum Group
             7.63%, 3/01/11                                              45,789
                                                                   ------------
             Iron/Steel--0.7%
    150,000  Ryerson, Inc.*
             10.61%, 11/01/14 FRN                                       135,750
    950,000  Steel Dynamics, Inc.*
             7.75%, 4/15/16                                             955,938
                                                                   ------------
                                                                      1,091,688
                                                                   ------------

BNY HAMILTON HIGH YIELD FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
             Machinery-Construction & Mining--0.6%
$ 1,000,000  Terex Corp.
             7.38%, 1/15/14                                        $    995,000
                                                                   ------------
             Media--11.3%
    850,000  CCH II, LLC/CCH II Capital Corp.
             10.25%, 9/15/10                                            777,750
    205,000  Charter Communications Operating LLC*
             8.00%, 4/30/12                                             189,113
  1,490,000  Charter Communications Operating LLC*
             8.38%, 4/30/14                                           1,348,450
    460,000  Clear Channel
             Communications, Inc.
             7.65%, 9/15/10                                             486,124
    350,000  Clear Channel Communications, Inc.
             4.40%, 5/15/11                                             290,702
    580,000  Clear Channel Communications, Inc.
             5.50%, 9/15/14                                             418,124
  1,115,000  CSC Holdings, Inc., Series B
             7.63%, 4/01/11                                           1,108,031
    630,000  Dex Media, Inc.
             9.00%, 11/15/13 (b)                                        351,625
     50,000  Dex Media, Inc.
             8.00%, 11/15/13                                             36,750
    160,000  Dex Media West LLC
             Series B
             9.88%, 8/15/13                                             139,600
  2,230,000  Echostar DBS Corp.
             7.13%, 2/01/16                                           2,090,625
  3,640,000  Idearc, Inc.
             8.00%, 11/15/16                                          2,375,099
  1,675,000  Kabel Deutschland GmbH (Germany)
             10.63%, 7/01/14                                          1,651,969
    740,000  LBI Media, Inc.*
             8.50%, 8/01/17                                             644,725
    800,000  LIN Television Corp.
             6.50%, 5/15/13 (a)                                         746,000
    325,000  LIN Television Corp.
             Series B
             6.50%, 5/15/13                                             303,063
  2,025,000  Mediacom Broadband LLC
             8.50%, 10/15/15                                          1,711,125
    680,000  Mediacom LLC
             9.50%, 1/15/13                                             629,000
  1,200,000  Quebecor Media, Inc. (Canada)
             7.75%, 3/15/16                                           1,101,000
    960,000  Quebecor Media, Inc. (Canada)
             7.75%, 3/15/16                                             880,800

BNY HAMILTON HIGH YIELD FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$   395,000  R.H.Donnelley Corp.
             Series A-3
             8.88%, 1/15/16                                        $    251,813
    725,000  Rogers Cable, Inc. (Canada)
             8.75%, 5/01/32                                             805,352
                                                                   ------------
                                                                     18,441,965
                                                                   ------------
             Mining--4.3%
    650,000  CII Carbon LLC*
             11.13%, 11/15/15                                           581,750
    465,000  FMG Finance Property Ltd. (Australia)*
             7.08%, 9/01/11 FRN (a)                                     451,050
  1,265,000  FMG Finance Property Ltd. (Australia)*
             10.63%, 9/01/16                                          1,429,450
  1,495,000  FMG Finance Property Ltd. (Australia)*
             10.00%, 9/01/13                                          1,614,600
    795,000  Freeport-McMoRan Cooper & Gold, Inc.
             8.25%, 4/01/15                                             840,713
  2,015,000  Freeport-McMoRan Copper & Gold, Inc.
             8.38%, 4/01/17                                           2,143,456
                                                                   ------------
                                                                      7,061,019
                                                                   ------------
             Miscellaneous Manufacturing--1.6%
    250,000  Bombardier, Inc. (Canada)*
             6.30%, 5/01/14                                             238,750
    950,000  Bombardier, Inc. (Canada)*
             8.00%, 11/15/14                                            983,250
    320,000  Koppers, Inc.
             9.88%, 10/15/13                                            337,600
  1,065,000  SPX Corp.*
             7.63%, 12/15/14                                          1,098,281
                                                                   ------------
                                                                      2,657,881
                                                                   ------------
             Oil & Gas--5.0%
    790,000  Chesapeake Energy Corp.
             7.50%, 6/15/14                                             813,700
    350,000  Cimarex Energy Co.
             7.13%, 5/01/17                                             349,125
    830,000  Compton Petroleum Finance Corp. (Canada)
             7.625%, 12/01/13                                           798,875
    320,000  Forrest Oil Corp.
             7.25%, 6/15/19 (a)                                         327,200
  1,255,000  PetroHawk Energy Corp.
             9.13%, 7/15/13                                           1,295,787
    530,000  Sabine Pass LNG LP
             7.25%, 11/30/13                                            514,100

BNY HAMILTON HIGH YIELD FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$ 1,680,000  Sabine Pass LNG LP
             7.50%, 11/30/16                                       $  1,629,599
  1,200,000  Southwestern Energy Co.*
             7.50%, 2/01/18                                           1,248,000
    445,000  Swift Energy Co.
             7.13%, 6/01/17                                             410,513
    810,000  Whiting Petroleum Corp.
             7.25%, 5/01/13                                             801,900
                                                                   ------------
                                                                      8,188,799
                                                                   ------------
             Oil & Gas Services--0.9%
  1,190,000  Compagnie Generale de Geophysique
             SA-Veritas (France)
             7.50%, 5/15/15                                           1,213,800
    250,000  Compagnie Generale de
             Geophysique-Veritas (France)
             7.75%, 5/15/17                                             255,000
                                                                   ------------
                                                                      1,468,800
                                                                   ------------
             Packaging & Containers--2.8%
     90,000  Ball Corp.
             6.88%, 12/15/12                                             92,025
  1,000,000  Crown Americas LLC
             7.63%, 11/15/13                                          1,025,000
    800,000  Owens-Brockway Glass Container, Inc.
             6.75%, 12/01/14                                            800,000
    530,000  Silgan Holdings, Inc.
             6.75%, 11/15/13                                            498,200
  1,460,000  Smurfit-Stone Container Enterprises, Inc.
             8.00%, 3/15/17 (a)                                       1,233,700
    940,000  Smurfit-Stone Container Enterprises, Inc.
             8.38%, 7/01/12                                             855,400
                                                                   ------------
                                                                      4,504,325
                                                                   ------------
             Pipelines--3.1%
    525,000  Copano Energy LLC
             8.13%, 3/01/16                                             546,000
  1,000,000  Dynegy Holdings, Inc .
             8.38%, 5/01/16                                             994,999
    665,000  Dynegy Holdings, Inc.
             7.50%, 6/01/15                                             626,763
    795,000  El Paso Natural Gas Co.
             8.38%, 6/15/32                                             906,849
    480,000  MarkWest Energy Partners LP
             Series B
             8.50%, 7/15/16                                             486,000
    610,000  Williams Cos., Inc.
             7.13%, 9/01/11 (a)                                         651,175

BNY HAMILTON HIGH YIELD FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$   790,000  Williams Partners LP
             7.25%, 2/01/17                                        $    797,900
                                                                   ------------
                                                                      5,009,686
                                                                   ------------
             Real Estate--0.8%
  1,070,000  American Real Estate Partners LP
             7.13%, 2/15/13                                             976,375
    405,000  American Real Estate Partners LP
             8.13%, 6/01/12                                             396,900
                                                                   ------------
                                                                      1,373,275
                                                                   ------------
             Real Estate Investment Trusts--0.4%
    625,000  Host Marriott LP
             Series Q
             6.75%, 6/01/16                                             587,500
                                                                   ------------
             Retail--1.1%
    195,000  Inergy LP/Inergy Finance Corp.
             8.25%, 3/01/16                                             200,363
    664,000  Neiman-Marcus Group, Inc.
             10.38%, 10/15/15 (a)                                       667,320
    835,000  SUPERVALU, Inc.
             7.50%, 11/15/14                                            847,525
                                                                   ------------
                                                                      1,715,208
                                                                   ------------
             Semiconductors--1.1%
  1,305,000  Amkor Technology, Inc.
             9.25%, 6/01/16 (a)                                       1,262,588
    530,000  Freescale Semiconductor, Inc.
             8.88%, 12/15/14                                            417,375
    255,000  Freescale Semiconductor, Inc.
             10.13%, 12/15/16 (a)                                       173,400
                                                                   ------------
                                                                      1,853,363
                                                                   ------------
             Software--0.2%
    455,000  First Data Corp.*
             9.88%, 9/24/15                                             374,806
                                                                   ------------
             Telecommunications--9.9%
  1,850,000  Alltell Communications, Inc.*
             10.38%, 12/01/17                                         1,600,250
    515,000  Centennial Cellular Operating Co.
             10.13%, 6/15/13                                            511,138

BNY HAMILTON HIGH YIELD FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$   170,000  Centennial Communications Corp.
             10.00%, 1/01/13 (a)                                   $         --
    565,000  Centennial Communications Corp.
             8.13%, 2/01/14 (a)                                         536,750
  1,305,000  Citizens Communications Co.
             9.25%, 5/15/11                                           1,357,200
    605,000  Citizens Communications Co.
             9.00%, 8/15/31                                             532,400
    385,000  Cricket Communications, Inc.
             9.38%, 11/01/14                                            366,713
    960,000  Intelsat Corp.
             9.00%, 6/15/16                                             972,000
  1,870,000  Intelsat Subsidiary Holding Co. Ltd. (Bermuda)
             8.25%, 1/15/13                                           1,893,374
    645,000  Nordic Telephone Co. Holdings ApS* (Denmark)
             8.88%, 5/01/16                                             628,875
  1,680,000  NTL Cable PLC (Great Britain)
             8.75%, 4/15/14                                           1,516,200
    457,000  PanAmSat Corp.
             9.00%, 8/15/14                                             462,713
  1,775,000  Qwest Communications International, Inc.
             7.25%, 2/15/11 (a)                                       1,712,874
    192,000  Qwest Communications International, Inc.
             6.57%, 2/15/09 FRN (a)                                     191,040
    500,000  Qwest Corp.
             6.05%, 6/15/13 FRN                                         452,500
  1,145,000  Rogers Wireless, Inc. (Canada)
             9.63%, 5/01/11                                           1,269,356
    600,000  Wind Acquisition Finance SA (Luxembourg)*
             10.75%, 12/01/15                                           615,000
  1,332,000  Windstream Corp.
             8.63%, 8/01/16                                           1,315,350
    505,000  Windstream Regatta Holdings, Inc.*
             11.00%, 12/01/17                                           310,575
                                                                   ------------
                                                                     16,244,308
                                                                   ------------
             Transportation--0.8%
    165,000  Bristow Group, Inc.
             7.50%, 9/15/17                                             166,650
  1,070,000  CHC Helicopter Corp. (Canada)
             7.38%, 5/01/14                                           1,071,338
                                                                   ------------
                                                                      1,237,988
                                                                   ------------
             Total Corporate Bonds
             (Cost $166,780,579)                                    158,865,152
                                                                   ------------

BNY HAMILTON HIGH YIELD FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
             TRUSTED PREFERRED BOND--0.4%
             Insurance--0.4%
  $ 840,000  AFC Capital Trust I, Series B
             8.21%, 2/03/27
             (Cost $845,853)                                       $    660,026
                                                                   ------------
   NUMBER
 OF SHARES
-----------
             MONEY MARKET FUND--1.1%
  1,725,112  BNY Hamilton Money Fund (Institutional Shares),
             3.22% (c)
             (Cost $1,725,112)                                        1,725,112
                                                                   ------------
             INVESTMENT OF CASH COLLATERAL ON SECURITIES
             LOANED--10.8%
 17,707,431  BNY Hamilton Institutional Cash Reserve Fund,
             2.91% (d)
             (Cost $17,707,431) (e)                                  17,707,431
                                                                   ------------
             Total Investments
             (Cost $187,058,975) (f)--109.5%                        178,957,721
             Liabilities in excess of other assets--(9.5)%          (15,457,649)
                                                                   ------------
                                                                   $163,500,072
                                                                   ============
             Net Assets--100.0%

* Security exempt from registration under Rule 144A of the Securities Act of 1933.
FRN  Floating Rate Note. Coupon shown was in effect at March 31, 2008.
(a)  Security, or a portion thereof, was on loan at March 31, 2008.
(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon becomes effective.
(c)  Represents annualized 7 day at March 31, 2008.
(d)  Interest rate reflects the yield at March 31, 2008.
(e) At March 31, 2008, the total market value of the Fund's securities on loan was $17,300,662 and the total value of the collateral held by the Fund was $17,707,431.
(f) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2008, net unrealized depreciation was $8,101,254 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,190,185 and aggregate gross unrealized depreciation of $9,291,439.

See previously submitted notes to Financial Statements in the annual report date March 31, 2008.

BNY HAMILTON HIGH YIELD FUND

March 31, 2008 (Unaudited)

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

               Valuation inputs                 Investment in Securities   Other Financial Instruments
---------------------------------------------   ------------------------   ---------------------------
Level 1 - Quoted Prices                               $ 19,432,543                     $--
Level 2 - Other Significant Observable Inputs          159,525,178                      --
Level 3 - Significant Unobservable Inputs                       --                      --
                                                      ------------                     ---
Total                                                 $178,957,721                     $--
                                                      ------------                     ---

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

Schedule of Investments

March 31, 2008 (Unaudited)

 PRINCIPAL
  AMOUNT                                                                VALUE
-----------                                                        ------------
             UNITED STATES GOVERNMENT AGENCIES &
             OBLIGATIONS--75.8%
             Federal Farm Credit Bank--1.0%
$ 1,195,000  4.63%, 11/19/10                                       $  1,211,405
                                                                   ------------
             Federal Home Loan Bank--7.0%
  1,040,000  3.63%, 12/17/10                                          1,068,069
  6,710,000  4.88%, 12/13/13                                          7,189,255
                                                                   ------------
                                                                      8,257,324
                                                                   ------------
             Federal National Mortgage Association--5.9%
  2,735,000  3.88%, 12/10/09                                          2,807,300
  3,150,000  6.00%, 5/15/11                                           3,443,816
    725,000  5.13%, 1/02/14                                             751,702
                                                                   ------------
                                                                      7,002,818
                                                                   ------------
             United States Treasury Notes--61.8%
 10,605,000  4.13%, 8/15/10                                          11,218,096
 13,790,000  4.25%, 1/15/11                                          14,739,138
  8,575,000  5.00%, 8/15/11                                           9,431,831
  4,955,000  4.63%, 8/31/11                                           5,380,822
  5,000,000  4.00%, 11/15/12                                          5,369,140
    550,000  3.88%, 2/15/13                                             586,867
  5,750,000  4.25%, 11/15/13                                          6,274,688
  8,000,000  4.00%, 2/15/14                                           8,626,872
  1,115,000  4.25%, 8/15/15                                           1,214,740
  2,800,000  7.25%, 5/15/16                                           3,598,874
  3,206,155  2.38%, 1/15/17                                           3,578,370
  2,915,000  3.50%, 2/15/18                                           2,931,852
                                                                   ------------
                                                                     72,951,290
                                                                   ------------
             Total United States Government Agencies &
             Obligations
             (Cost $86,414,343)                                      89,422,837
                                                                   ------------
             MORTGAGE-BACKED SECURITIES--15.2%
             Federal Home Loan Mortgage Corp.--4.5%
        328  Gold Pool #M70034
             7.50%, 6/01/08                                                 332
      1,727  Gold Pool #E00227
             6.00%, 7/01/08                                               1,740
      5,625  Gold Pool #E49415
             6.50%, 7/01/08                                               5,686
     61,798  Gold Pool #M80707
             5.50%, 10/01/08                                             62,329
         89  Pool #160062
             9.50%, 10/01/08                                                 91
        165  Pool #160065
             9.50%, 11/01/08                                                168

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        -------------
$       152  Pool #160066
             9.75%, 11/01/08                                       $        155
      7,682  Pool #185964
             8.50%, 2/01/10                                               7,835
     10,046  Gold Pool #E20201
             7.50%, 10/01/10                                             10,376
     40,656  Gold Pool #G10439
             6.50%, 1/01/11                                              41,999
      7,412  Gold Pool #E00417
             7.00%, 2/01/11                                               7,728
     29,715  Gold Pool #G90011
             8.50%, 8/17/11                                              29,827
     21,990  Gold Pool #E00461
             7.50%, 12/01/11                                             22,868
    183,164  Gold Pool #G10644
             8.00%, 12/01/11                                            192,311
     24,592  Gold Pool #G11072
             7.50%, 12/01/15                                             25,838
     29,150  Gold Pool #G30052
             7.50%, 6/01/16                                              31,682
    511,302  Pool #420008
             5.32%, 1/01/17 FRN                                         514,930
    171,216  Gold Pool B50377
             6.50%, 1/01/17                                             179,383
    293,042  Gold Pool #G11418
             6.50%, 7/01/17                                             307,020
    204,344  Gold Pool #G11578
             6.50%, 7/01/17                                             213,833
     69,300  Gold Pool #G30080
             7.50%, 8/01/17                                              75,307
    195,941  Gold Pool #C90185
             7.50%, 9/01/17                                             212,927
        857  Pool #555045
             8.00%, 5/01/19                                                 903
  1,021,489  Gold Pool #C90290
             7.00%, 8/01/19                                           1,085,369
     26,564  Gold Pool #A01217
             8.50%, 4/01/20                                              28,543
    143,282  Gold Pool #390297
             5.32%, 1/01/21 FRN                                         144,448
     37,090  Gold Pool #C00098
             8.00%, 2/01/22                                              40,133
     77,865  Gold Pool #G80140
             7.00%, 12/17/22                                             82,908
     36,766  Gold Pool #G00356
             7.00%, 6/01/25                                              39,056
      6,018  Gold Pool #D67014
             7.50%, 1/01/26                                               6,531
     89,959  Gold Pool #G01480
             7.50%, 12/01/26                                             97,457
    132,392  Gold Pool #C00490
             8.00%, 1/01/27                                             143,658

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        -------------
$     9,290  Gold Pool #C00664
             7.50%, 9/01/28                                        $     10,075
      4,501  Pool #420171
             5.75%, 2/01/30 FRN                                           4,548
    163,374  Gold Pool #G01130
             8.00%, 2/01/30                                             177,471
     44,989  Pool #789483
             7.23%, 6/01/32 FRN                                          46,139
    347,110  Pool #1B1150
             3.33%, 9/01/33 FRN                                         346,335
    360,478  Pool #781140
             4.28%, 1/01/34 FRN                                         366,249
    671,165  Pool #781681
             4.71%, 6/01/34 FRN                                         684,757
                                                                   ------------
                                                                      5,248,945
                                                                   ------------
             Federal National Mortgage Association--7.9%
      1,622  Pool #81860
             8.00%, 4/01/09                                               1,640
     14,837  Pool #278437
             7.50%, 5/01/09                                              15,214
     18,922  Pool #535630
             6.00%, 12/01/10                                             19,368
    130,067  Pool #406590
             6.25%, 11/01/12                                            135,846
     66,052  Pool #323956
             7.50%, 12/01/14                                             71,569
    547,073  Pool #535377
             8.00%, 6/01/15                                             578,419
    110,598  Pool #6222
             9.00%, 4/01/16                                             115,026
     97,298  Pool #252711
             7.00%, 9/01/19                                             103,622
    187,184  Pool #86688
             5.42%, 10/01/19 FRN                                        190,241
     15,672  Pool #124118
             9.00%, 3/01/22                                              17,234
    333,801  Pool #254354
             7.00%, 5/01/22                                             354,820
     18,240  Pool #159860
             7.50%, 6/01/22                                              19,722
    137,323  Pool #164906
             6.87%, 7/01/22                                             145,732
     29,658  Pool #50748
             7.50%, 6/01/23                                              32,091
    144,358  Pool # 255052
             4.00%, 11/01/23                                            141,271
     88,752  Pool #334595
             7.50%, 11/01/23                                             95,865

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        -------------
$    56,304  Pool #326382
             7.00%, 3/01/24                                        $     59,889
    169,331  Pool #255232
             4.50%, 5/01/24                                             166,797
    142,625  Pool #300404
             7.00%, 5/01/24                                             151,781
      5,441  Pool #64195
             8.35%, 11/01/24 FRN                                          5,713
     46,689  Pool #70319
             7.83%, 12/01/24 FRN                                         49,957
    115,677  Pool #308497
             8.00%, 5/01/25                                             126,072
    105,876  Pool #446431
             8.50%, 10/01/26                                            115,687
    116,814  Pool #415330
             8.00%, 12/01/26                                            127,126
    458,538  Pool #504474
             5.55%, 1/01/27 FRN                                         471,807
     41,093  Pool #496045
             8.00%, 1/01/28                                              44,679
     75,201  Pool #457916
             7.50%, 12/01/28                                             81,287
    329,803  Pool #70849
             5.56%, 1/01/29 FRN                                         335,668
     52,701  Pool #252518
             7.00%, 5/01/29                                              56,431
     11,878  Pool #535182
             8.00%, 10/01/29                                             13,062
     77,953  Pool #569042
             7.50%, 11/01/29                                             84,397
     57,211  Pool #530528
             7.26%, 4/01/30 FRN                                          58,650
    595,618  Pool #606866
             5.97%, 10/01/31 FRN                                        607,562
    100,383  Pool #671175
             5.10%, 2/01/33 FRN                                         101,626
    323,943  Pool #701043
             4.05%, 4/01/33 FRN                                         323,775
    260,617  Pool #693021
             4.11%, 6/01/33 FRN                                         261,681
    708,294  Pool #734329
             4.19%, 6/01/33 FRN                                         718,996
    393,274  Pool #738085
             3.43%, 8/01/33 FRN                                         391,529
    103,639  Pool #731501
             3.77%, 8/01/33 FRN                                         103,999
    160,116  Pool #739499
             3.80%, 9/01/33 FRN                                         163,300
    373,151  Pool #746349
             3.32%, 9/01/33 FRN                                         372,709
    153,060  Pool #753801
             4.24%, 10/01/33 FRN                                        155,826

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$   347,643  Pool #775104
             3.54%, 5/01/34 FRN                                      $  344,165
    278,523  Pool #552466
             6.17%, 6/01/34 FRN                                         283,139
    185,955  Pool #794797
             4.73%, 10/01/34 FRN                                        189,183
    529,505  Pool #841068
             4.19%, 11/01/34 FRN                                        534,567
    167,813  Pool #866920
             5.36%, 2/01/36 FRN                                         172,205
    198,885  Pool #881670
             5.80%, 3/01/36 FRN                                         202,649
    425,399  Pool #555255
             6.20%, 4/01/40 FRN                                         443,185
                                                                   ------------
                                                                      9,356,779
                                                                   ------------
             Government National Mortgage Association--2.8%
      9,043  Pool #367439
             5.50%, 12/15/08                                              9,101
     17,131  Pool #360837
             6.50%, 3/15/09                                              17,511
    144,484  Pool #456880
             6.50%, 5/15/13                                             151,306
     37,179  Pool #476328
             7.00%, 6/15/13                                              38,995
     46,113  Pool #2807
             6.00%, 9/20/14                                              47,783
     33,871  Pool #3005
             7.50%, 11/20/15                                             35,532
     52,846  Pool #3018
             7.50%, 12/20/15                                             55,437
      2,914  Pool #204365
             9.00%, 3/15/17                                               3,189
     52,005  Pool #247223
             9.00%, 4/15/18                                              56,968
      1,153  Pool #177793
             9.50%, 5/15/19                                               1,287
     46,900  Pool #512821
             6.50%, 6/15/19                                              48,732
      2,277  Pool #284645
             8.50%, 2/15/20                                               2,507
    175,762  Pool #3706
             4.50%, 5/20/20                                             175,545
    214,523  Pool #304288
             7.68%, 1/15/22                                             232,979
     21,729  Pool #8061
             5.13%, 10/20/22 FRN                                         21,939
      1,550  Pool #319650
             7.00%, 11/15/22                                              1,660
     39,592  Pool #356770
             7.50%, 4/15/23                                              42,686

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$     6,004  Pool #350532
             6.50%, 6/15/23                                         $     6,272
     78,827  Pool #351405
             6.50%, 1/15/24                                              82,522
      6,859  Pool #359470
             7.00%, 1/15/24                                               7,345
    163,683  Pool #8383
             6.38%, 2/20/24 FRN                                         167,549
     16,558  Pool #376445
             6.50%, 4/15/24                                              17,334
      6,998  Pool #386348
             7.50%, 6/15/24                                               7,547
    106,710  Pool #780035
             6.50%, 7/15/24                                             111,712
     80,873  Pool #2080
             7.50%, 9/20/25                                              86,960
     40,927  Pool #780459
             7.00%, 11/15/26                                             43,835
     37,653  Pool #2345
             8.50%, 12/20/26                                             41,339
     12,903  Pool #464704
             8.00%, 7/15/28                                              14,153
    290,970  Pool # 80440
             5.63%, 8/20/30 FRN                                         292,707
     39,257  Pool #564751
             6.00%, 8/15/31                                              40,700
    555,706  Pool #3330
             4.50%, 12/20/32                                            537,733
    321,167  Pool #3461
             6.50%, 10/20/33                                            335,185
    600,984  Pool #623373
             4.50%, 1/20/34                                             579,338
                                                                   ------------
                                                                      3,315,388
                                                                   ------------
             Total Mortgage-Backed Securities
             (Cost $17,535,286)                                      17,921,112
                                                                   ------------
             COLLATERALIZED MORTGAGE OBLIGATIONS--6.4%
             Federal Home Loan Mortgage Corp.--2.4%
    557,938  Series 1602-H
             6.50%, 10/15/23                                            578,030
    778,338  Series 1627-PJ
             6.00%, 3/15/23                                             786,632
     75,663  Series 2123-PE
             6.00%, 12/15/27                                             76,147
  1,330,017  Series 2695-UA
             5.50%, 9/15/14                                           1,373,396
                                                                   ------------
                                                                      2,814,205
                                                                   ------------

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
             Federal National Mortgage Association--4.0%
$   220,165  Series 1988-15A
             9.00%, 6/25/18                                          $  241,034
    162,173  Series 1992-136PK
             6.00%, 8/25/22                                             169,724
     35,069  Series 1992-172M
             7.00%, 9/25/22                                              37,260
    595,036  Series 1993-149M
             7.00%, 8/25/23                                             638,118
  2,133,535  Series 1993-178PK
             6.50%, 9/25/23                                           2,268,008
     29,714  Series 1993-253H PO
             0.00%, 11/25/23                                             25,884
  1,192,392  Series 1993-255E
             7.10%, 12/25/23                                          1,298,925
                                                                   ------------
                                                                      4,678,953
                                                                   ------------
             Total Collateralized Mortgage Obligations
             (Cost $7,241,161)                                        7,493,158
                                                                   ------------

  NUMBER
 OF SHARES
-----------
             MONEY MARKET FUND--1.8%
  2,137,181  BNY Hamilton Treasury Money Fund
             (Institutional Shares), 1.16% (a)
             (Cost $2,137,181)                                        2,137,181
                                                                   ------------
             Total Investments
             (Cost $113,327,971) (b)--99.2%                         116,974,288
             Other assets less liabilities--0.8%                      1,009,596
                                                                   -------------
             Net Assets--100.0%                                    $117,983,884
                                                                   =============

FRN Floating rate note. Coupon shown was in effect at March 31, 2008. Maturity date represents ultimate maturity.
PO   Principal Only.
(a)  Represents annualized 7-day yield at March 31, 2008.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2008, net unrealized appreciation was $3,646,317 based on cost for Federal income tax purpose. This consisted of aggregate gross unrealized appreciation of $3,691,809 and aggregate gross unrealized depreciation of $45,492.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2007.

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

March 31, 2008 (Unaudited)

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

               Valuation inputs                 Investment in Securities   Other Financial Instruments
---------------------------------------------   ------------------------   ---------------------------
Level 1 - Quoted Prices                               $  2,137,181                     $--
Level 2 - Other Significant Observable Inputs          114,837,107                      --
Level 3 - Significant Unobservable Inputs                       --                      --
                                                      ------------                     ---
Total                                                 $116,974,288                     $--
                                                      ------------                     ---

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND

Schedule of Investments

March 31, 2008 (Unaudited)

                                                         MOODY'S
 PRINCIPAL                                                 /S&P    INTEREST  MATURITY
  AMOUNT                                                 RATINGS*    RATE      DATE        VALUE
----------                                              ---------  --------  --------  ------------
            MUNICIPAL BONDS--97.4%
            Education--6.5%
$  675,000  New York State Dormitory Authority
            Revenue, Vassar College                       Aa2/AA    5.00%     7/01/15  $    742,932
 1,500,000  New York State Dormitory Authority
            Revenue                                      Aaa/AAA    5.00      7/01/18     1,630,800
   405,000  New York State Dormitory Authority
            Revenue, Fordham University, FGIC
            Insured +                                     A2/NR     5.00      7/01/18       415,562
 1,000,000  New York State Dormitory Authority
            Revenue, Columbia University                 Aaa/AAA    5.00      7/01/12     1,090,880
 1,500,000  New York State Dormitory Authority
            Revenue, New York University, FGIC
            Insured+                                     Baa3/NR    5.00      7/01/21     1,542,825
 1,500,000  New York State Dormitory Authority
            Revenue, New York University, Series A,
            AMBAC Insured+                               Aaa/AAA    5.50      7/01/09     1,561,980
   500,000  New York State Dormitory Authority
            Revenue, Rochester Institute of
            Technology, AMBAC Insured +                  Aaa/AAA    5.00      7/01/13       515,475
                                                                                       ------------
                                                                                          7,500,454
                                                                                       ------------
            General Obligations--13.7%
 1,000,000  Katonah-Lewisboro, New York, Union
            Free School District, Series B, FGIC
            Insured +                                     Aa3/NR    5.00      9/15/15     1,110,000
 1,000,000  New York State, Series A                      Aa3/AA    5.00      3/01/19     1,074,740
 2,750,000  New York State, Series A                      Aa3/AA    5.25      3/15/15     2,945,030
 1,000,000  New York State, Series C                      Aa3/AA    5.00      4/15/14     1,081,350
 1,000,000  New York, New York, Series A                  Aa3/AA    5.00      8/01/18     1,055,920
 1,000,000  New York, New York, Series D1                 Aa3/AA    5.13     12/01/22     1,035,010
   745,000  New York, New York, Series G                  Aa3/AA    5.00      8/01/14       753,731
 1,000,000  New York, New York, Series M, FSA
            Insured +                                    Aaa/AAA    5.00      4/01/18     1,073,790
 1,500,000  Onondaga County, New York, Series A          Aa2/AA+    5.00      5/01/17     1,596,045
 1,000,000  Orange County, New York, Series A             Aa1/NR    5.00      7/15/19     1,069,410
 1,000,000  Orange County, New York, Series A             Aa1/NR    5.00      7/15/20     1,058,370
   500,000  Rockland County, New York, Series A           A1/AA-    5.00     10/01/15       532,135
   500,000  Salt Verde Finance Corp.                     Aa3/AA-    5.00     12/01/32       433,130
 1,000,000  Westchester County, New York, Series C       Aaa/AAA    4.00     11/15/15     1,042,390
                                                                                       ------------
                                                                                         15,861,051
                                                                                       ------------
            Healthcare--6.1%
 1,000,000  New York State Dormitory Authority
            Revenue, Bronx Lebannon Hospital
            Center                                        NR/AA-    4.00      8/15/14     1,025,030

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND

March 31, 2008 (Unaudited)

                                                         MOODY'S
 PRINCIPAL                                                 /S&P    INTEREST  MATURITY
  AMOUNT                                                 RATINGS*    RATE      DATE        VALUE
----------                                              ---------  --------  --------  ------------
$1,000,000  New York State Dormitory Authority
            Revenue, Memorial Sloan-Kettering
            Center, Series 1                             Aa2/AAA    5.00%     7/01/11  $  1,069,780
 3,250,000  New York State Dormitory Authority
            Revenue, Memorial Sloan-Kettering
            Center, Series 1, MBIA Insured +             Aaa/AAA    5.00      7/01/20     3,347,988
   440,000  New York State Medical Care
            Facilities Finance Agency, New York,
            Series A, SONYMA Insured +                    Aa1/AA    6.38     11/15/20       441,016
 1,100,000  Westchester County, New York,
            Healthcare Corp., Series B                   Aaa/AAA    5.13     11/01/15     1,153,471
                                                                                       ------------
                                                                                          7,037,285
                                                                                       ------------
            Housing--3.9%
 1,000,000  New York State Mortgage Revenue -
            Homeowner Mortgage, Series 70                 Aaa/NR    5.38     10/01/17     1,020,170
 1,000,000  New York State Mortgage Revenue -
            Homeowner Mortgage, Series 80                 Aa1/NR    5.10     10/01/17     1,018,430
   460,000  New York State Mortgage Revenue -
            Homeowner Mortgage, Series 95                 Aaa/NR    5.50     10/01/17       471,643
 1,000,000  Puerto Rico Housing Finance Authority,
            Capital Fund Program                          Aa3/AA    5.00     12/01/18     1,040,580
 1,000,000  Puerto Rico Housing Finance Authority,
            Capital Fund Program                          Aa3/AA    5.00     12/01/19     1,034,920
                                                                                       ------------
                                                                                          4,585,743
                                                                                       ------------
            Industrial Development--2.6%
 1,000,000  Albany Industrial Development Agency,
            Civic Facility, (St. Peter's Hospital
            Project), Series A                          Baa2/BBB+   5.75     11/15/22     1,028,950
 2,000,000  Troy Industrial Development Authority,
            New York, Series A                             A2/A     5.00      9/01/37     2,044,560
                                                                                       ------------
                                                                                          3,073,510
                                                                                       ------------
            Other--3.5%
 1,850,000  New York Liberty Development Corp.
            Revenue, (Goldman Sachs Headquarters)        Aa3/AA-    5.00     10/01/15     2,006,899
 2,000,000  Tobacco Settlement Financing
            Authority, Series B                           NR/AA-    5.00      6/01/12     2,100,000
                                                                                       ------------
                                                                                          4,106,899
                                                                                       ------------
            Pre-Refunded/Escrowed Securities--7.2%
 1,000,000  New York Metropolitan Transportation
            Authority, Series N, FGIC Insured+, ETM      Baa3/AAA   2.86(a)   7/01/11       913,890

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND

March 31, 2008 (Unaudited)

                                                         MOODY'S
 PRINCIPAL                                                 /S&P    INTEREST  MATURITY
  AMOUNT                                                 RATINGS*    RATE      DATE        VALUE
----------                                              ---------  --------  --------  ------------
$1,000,000  New York State Dormitory Authority
            Lease Revenue, Series A                       A1/AA-    5.38%     5/15/21  $  1,114,370
   600,000  New York State Dormitory Authority
            Revenue, New York Public Library, Series
            A, MBIA Insured +, ETM                       Aaa/AAA    2.60(a)   7/01/10       567,252
   390,000  New York State Environmental Facilities
            Corp., Series C, ETM                         Aaa/AAA    5.25      6/15/12       396,018
   240,000  New York State Medical Care Facilities
            Finance Agency, New York, Series A,
            SONYMA Insured +                              Aa1/AA    6.38     11/15/20       241,349
 1,000,000  New York State Thruway Authority
            Service Contract Revenue, Highway &
            Bridge Trust Fund, Series B, MBIA
            Insured +                                    Aaa/AAA    5.25      4/01/16     1,088,460
   990,000  New York State Urban Development
            Corp., Personal Income Tax Facility,
            Series A                                     Aa3/AAA    5.38      3/15/17     1,083,337
   750,000  Suffolk County, New York, Series B,
            FGIC Insured +                               Aa3/AA-    5.00     10/01/13       797,610
 1,000,000  Triborough Bridge & Tunnel Authority,
            General Purpose, Series Y, ETM               Aa2/AAA    6.00      1/01/12     1,070,690
 1,000,000  Triborough Bridge & Tunnel Authority,
            New York                                     Aa2/AAA    5.25      1/01/28     1,107,660
                                                                                       ------------
                                                                                          8,380,636
                                                                                       ------------
            Special Tax--14.6%
 2,000,000  Metropolitan Transportation Authority
            Dedicated Tax Fund, Series A, FGIC
            Insured +                                     A1/AA     5.25     11/15/15     2,128,180
 1,000,000  Nassau County, New York Interim
            Finance Authority, MBIA Insured +            Aaa/AAA    5.00     11/15/16     1,093,120
 1,500,000  Nassau County, New York Interim
            Finance Authority Sales Tax, Series A,
            AMBAC Insured +                               Aa/AAA    5.00     11/15/17     1,598,025
 1,500,000  Nassau County, New York Interim
            Finance Authority, Series B, AMBAC
            Insured +                                    Aaa/AAA    5.00     11/15/16     1,602,345
 1,755,000  New York City Transitional Finance
            Authority, Series A                          Aa1/AAA    5.50     11/15/17     1,926,621
   500,000  New York City Transitional Finance
            Authority, Series B, MBIA-IBC
            Insured+                                     Aaa/AAA    4.75     11/15/15       506,085
 1,000,000  New York City Transitional Finance
            Authority, Series C                          Aa1/AAA    5.38      2/01/13     1,072,830
 1,000,000  New York City Transitional Finance
            Authority, Series C                          Aa1/AAA    5.38      2/15/14     1,078,810

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND

March 31, 2008 (Unaudited)

                                                         MOODY'S
 PRINCIPAL                                                 /S&P    INTEREST  MATURITY
  AMOUNT                                                 RATINGS*    RATE      DATE        VALUE
----------                                              ---------  --------  --------  ------------
$1,000,000  New York State Dormitory Authority
            Revenue, State Personal Income Tax,
            Series A                                      NR/AAA    5.00%     3/15/16  $  1,071,000
 2,500,000  New York State Local Government
            Assistance Corp., Series A                   Aa3/AAA    5.00      4/01/18     2,714,950
 2,000,000  New York State Local Government
            Assistance Corp., Series A-1, FSA
            Insured +                                    Aaa/AAA    5.00      4/01/13     2,182,500
                                                                                       ------------
                                                                                         16,974,466
                                                                                       ------------
            State Appropriation--14.2%
 1,000,000  New York State Dormitory Authority
            Revenue                                      Aaa/AA-    5.00      7/01/18      1,062,340
 1,000,000  New York State Dormitory Authority
            Revenue                                       A1/AA-    5.00      7/01/19     1,060,600
 2,370,000  New York State Dormitory Authority
            Revenue, City University Construction,
            Series A, FGIC-TCRS Insured +                 A1/NR     5.75      7/01/18     2,643,379
 1,500,000  New York State Dormitory Authority
            Revenue, Series B                             A1/AA-    5.25     11/15/23     1,602,750
   500,000  New York State Dormitory Authority
            Revenue, State University Educational
            Facilities, Series A, CAPMAC-ITC
            Insured +                                     A1/AAA    5.25      5/15/15       546,790
 1,500,000  New York State Dormitory Authority
            Revenue, State University Educational
            Facilities, Series A, MBIA-IBC
            Insured+                                     Aaa/AAA    5.88      5/15/11     1,643,985
   800,000  New York State Dormitory Authority
            Revenue, State University, MBIA-IBC
            Insured +                                     Aaa/NR    5.00      5/15/15       810,136
 1,105,000  New York State Dormitory Authority
            Revenue, Upstate Community College,
            AMBAC Insured +                               A1/AAA    5.00      7/01/14     1,139,200
 1,000,000  New York State Thruway Authority
            Revenue, Local Highway and Bridges            A1/AA-    5.50      4/01/14     1,084,660
 1,000,000  New York State Thruway Authority,
            Highway and Bridges, General Purpose,
            Series B, FSA Insured+                       Aaa/AAA    4.75      4/01/19     1,029,380
 2,000,000  New York State Thruway Authority,
            Second General Highway & Bridge Trust
            Fund, Series A, AMBAC Insured +              Aaa/AAA    5.00      4/01/25     2,043,640
 1,855,000  New York State Urban Development
            Corp.                                        Aaa/AAA    5.50      7/01/16     1,868,801
                                                                                       ------------
                                                                                         16,535,661
                                                                                       ------------

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND

March 31, 2008 (Unaudited)

                                                         MOODY'S
 PRINCIPAL                                                 /S&P    INTEREST  MATURITY
  AMOUNT                                                 RATINGS*    RATE      DATE        VALUE
----------                                              ---------  --------  --------  ------------
            Transportation--11.7%
$1,000,000  New York Metropolitan Transportation
            Authority, Series A                            A2/A     5.00%    11/15/17  $  1,063,120
 1,000,000  New York State Thruway Authority
            General Revenue, Series F, AMBAC
            Insured +                                    Aaa/AAA    5.00      1/01/19     1,057,040
 2,000,000  Port Authority of New York & New
            Jersey, Series 125, FSA Insured+             Aaa/AAA    5.00     10/15/19     2,095,500
 1,000,000  Port Authority of New York & New
            Jersey, Series 128, FSA Insured+             Aaa/AAA    5.00     11/01/18     1,052,380
 1,000,000  Port Authority of New York & New
            Jersey, Series 140, FSA Insured +            Aaa/AAA    5.00     12/01/19     1,071,230
 1,000,000  Port Authority of New York & New
            Jersey, Series 142                           Aa3/AA-    5.00      7/15/21     1,039,470
 1,000,000  Puerto Rico Highway & Transportation
            Authority, Series Y, MBIA Insured+            Aa/AAA    6.00      7/01/11     1,060,080
 1,000,000  Triborough Bridge & Tunnel Authority         Aa2/AA-    5.25     11/15/15     1,120,270
 1,000,000  Triborough Bridge & Tunnel Authority,
            General Purpose, Series A                    Aa2/AA-    5.25      1/01/16     1,070,750
 2,000,000  Triborough Bridge & Tunnel Authority,
            General Purpose                              Aa2/AA-    5.25     11/15/16     2,155,540
   775,000  Triborough Bridge & Tunnel Authority,
            General Purpose                              Aa2/AA-    5.25     11/15/17       835,272
                                                                                       ------------
                                                                                         13,620,652
                                                                                       ------------
            Utilities--13.3%
 2,000,000  Long Island Power Authority, New York
            Electric System Revenue, Series B             A3/A-     5.25      6/01/14     2,173,440
 1,000,000  Long Island Power Authority, New York
            Electric System Revenue, Series E,
            MBIA Insured+                                Aaa/AAA    5.00     12/01/18     1,058,680
   850,000  Long Island Power Authority, New York
            Electric System Revenue, Series F,
            MBIA Insured+                                Aaa/AAA    4.00      5/01/12       874,931
 1,500,000  New York State Environmental Facilities
            Corp., Clean Water Revolving Funds,
            New York City Municipal Water Project,
            Series D                                     Aaa/AAA    5.25      6/15/14     1,667,565
 1,000,000  New York State Environmental Facilities
            Corp., Sub-Series E                           Aa1/AA    5.38      6/15/15     1,085,550
   150,000  New York State Environmental Facilities
            Corp., Pollution Control Revenue,
            Series A                                     Aaa/AAA    7.00      6/15/12       150,581
     5,000  New York State Environmental Facilities
            Corp., Pollution Control Revenue,
            Series C                                      Aa2/NR    7.20      3/15/11         5,060
 1,000,000  New York State Environmental Facilities
            Corp., Series B                              Aaa/AAA    5.25      6/15/17     1,079,850

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND

March 31, 2008 (Unaudited)

                                                         MOODY'S
 PRINCIPAL                                                 /S&P    INTEREST  MATURITY
  AMOUNT                                                 RATINGS*    RATE      DATE        VALUE
----------                                              ---------  --------  --------  ------------
$  775,000  New York State Environmental Facilities
            Corp., Series B                              Aaa/AAA    5.25%     6/15/19  $    816,711
   110,000  New York State Environmental Facilities
            Corp., Unrefunded Balance, Series C          Aaa/AAA    5.25      6/15/12       111,686
 2,500,000  New York State Power Authority, Series A     Aa2/AA-    5.00     11/15/17     2,730,374
 1,450,000  New York State Power Authority, Series A     Aa2/AA-    5.25      1/15/16     1,599,205
 1,000,000  New York State Power Authority, Series
            A, FGIC Insured+                             Aa2/AA-    5.00     11/15/20     1,045,040
 1,000,000  Suffolk County, New York, Water Authority,
            Waterworks Revenue, MBIA Insured +           Aaa/AAA    4.00      6/01/14     1,041,290
                                                                                       ------------
                                                                                         15,439,963
                                                                                       ------------
            Total Municipal Bonds
            (Cost $110,614,523)                                                         113,116,320
                                                                                       ------------
  NUMBER
OF SHARES
----------
            MONEY MARKET FUND--1.3%
 1,489,157  BNY Hamilton New York Tax-Exempt
            Money Fund (Hamilton Shares)
            (Cost $1,489,157)                                       2.20(b)               1,489,157
                                                                                       ------------
            Total Investments
            (Cost $112,103,680) (c)--98.7%                                              114,605,477
            Other assets less liabilities--1.3%                                           1,515,133
                                                                                       ------------
            Net Assets--100.0%                                                         $116,120,610
                                                                                       ============

     AMBAC  American Municipal Bond Assurance Corp.
CAPMAC-ITC  Capital Markets Assurance Corp. - Insured Trust Certificate.
       ETM  Escrowed to maturity.
      FGIC  Financial Guaranty Insurance Company.
       FSA  Federal Security Association.
      MBIA  Municipal Bond Investor Assurance.
  MBIA-IBC  Insured Bond Certificate
        NR  Not Rated.
    SONYMA  State of New York Mortgage Authority
         + Insured or guaranteed by the indicated municipal bond insurance corporation.
         (a) Zero coupon security. The rate shown reflects the yield to maturity at March 31, 2008.
         (b)  Represents annualized 7 day yield at March 31, 2008.
         (c) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2008, net unrealized appreciation was $2,501,619 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,723,714 and aggregate gross unrealized depreciation of $222,095.

See previously submitted notes to financial statements in the annual reports dated December 31, 2007.

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND

March 31, 2008 (Unaudited)

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

              Valuation inputs                  Investment in Securities   Other Financial Instruments
---------------------------------------------   ------------------------   ---------------------------
Level 1 - Quoted Prices                               $         --                     $--
Level 2 - Other Significant Observable Inputs          114,605,477                      --
Level 3 - Significant Unobservable Inputs                       --                      --
                                                      ------------                     ---
Total                                                 $114,605,477                     $--
                                                      ============                     ===

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND

Schedule of Investments

March 31, 2008 (Unaudited)

                                                          MOODY'S
 PRINCIPAL                                                  /S&P    INTEREST  MATURITY
   AMOUNT                                                 RATINGS*    RATE      DATE        VALUE
-----------                                               --------  --------  --------  ------------
             MUNICIPAL BONDS--97.6%
             Education--14.5%
$ 2,000,000  Colorado University Enterprise System
             Revenue, Series A, FGIC Insured +             Aaa/AAA    4.75%    6/01/16  $  2,063,540
  1,260,000  Connecticut State Health & Educational
             Facility Authority Revenue, Series H,
             FSA Insured +                                 Aaa/AAA    5.00    11/01/14     1,392,061
  1,000,000  Indiana State Finance Authority
             Revenue (Collegiate Project)                  Aa2/AA     5.00     5/01/15     1,084,410
  1,425,000  Indiana University Student Fee, Series
             N, MBIA Insured +                             Aaa/AAA    5.00     8/01/11     1,525,790
  2,825,000  Metropolitan Govt. Nashville and
             Davidson County, Tennessee, H & E
             Facility (Vanderbilt University)              Aa2/AA     5.00    10/01/19     2,908,140
  1,410,000  Minnesota State Higher Educational
             Facilities Authority Revenue (Macalester
             College), Series 6B                           Aa3/NR     5.00     3/01/14     1,535,476
    900,000  New Jersey State Educational Facilities
             Authority Revenue (Rowan University),
             Series C, FGIC Insured +                      Aaa/A+     5.25     7/01/13       960,993
  2,000,000  New York State Dormitory Authority
             Revenue (Columbia University), Series A       Aaa/AAA    5.25     7/01/21     2,185,740
  2,000,000  Private Colleges & Universities
             Authority, Georgia Revenues (Emory
             University), Series A                         Aa2/AA     5.00     9/01/18     2,146,020
     90,000  Socorro, Texas, Independent School
             District, PSF-GTD Insured +                   NR/AAA     5.38     8/15/19        94,298
  1,000,000  Southwest Higher Education Authority
             Revenue (Southern Methodist University
             Project), AMBAC Insured +                     Aaa/AAA    5.50    10/01/14     1,109,620
  1,000,000  Swarthmore Borough Authority,
             Pennsylvania (Swarthmore College)             Aaa/AA+    5.00     9/15/08     1,014,440
  1,000,000  Swarthmore Borough Authority,
             Pennsylvania (Swarthmore College)             Aaa/AA+    5.25     9/15/09     1,043,200
    280,000  Texas A & M University Revenue                Aa1/AA+    5.00     5/15/08       280,440
    810,000  Texas A & M University Revenue,
             Series A                                      Aa1/AA+    5.38     5/15/15       866,028
  2,000,000  Texas Technical University Revenue,
             Series 9, AMBAC Insured +                     Aaa/AAA    5.00     2/15/12     2,148,539
  2,405,000  University of Maryland,
             Auxiliary Facilities & Tuition Revenue,
             Series A                                      Aa2/AA     5.00     4/01/17     2,579,771
  2,000,000  University of Missouri, Series A              Aa2/AA     5.00    11/01/12     2,177,820
  2,000,000  University of Nebraska, Lincoln Student
             Fees & Facilities, Series B                   Aa2/AA-    5.00     7/01/28     2,007,680
  1,665,000  University of Virginia, Series B              Aaa/AAA    5.00     6/01/18     1,741,374

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND

March 31, 2008 (Unaudited)

                                                          MOODY'S
 PRINCIPAL                                                 /S&P     INTEREST  MATURITY
   AMOUNT                                                 RATINGS*    RATE      DATE        VALUE
-----------                                               --------  --------  --------  ------------
                                                                                        ------------
                                                                                        $ 30,865,380
                                                                                        ------------
             General Obligations--31.4%
$ 1,800,000  Anchorage, Alaska, Series A, MBIA
             Insured +                                     Aaa/AAA    5.50%    6/01/20     1,984,068
  3,000,000  Austin, Texas                                 Aa1/AAA    5.00     9/01/17     3,261,539
  1,000,000  Bushland, Texas, Independent School
             District, PSF-GTD Insured +                   NR/AAA     5.00     2/15/28     1,005,520
  5,000,000  California State Economic Recovery,
             Series A                                      Aa3/AA+    5.00     7/01/15     5,402,900
  2,800,000  Charlotte, North Carolina, Series C           Aaa/AAA    5.00     4/01/13     3,066,392
  5,000,000  Chicago, Illinois, Series A, FSA Insured +    Aaa/AAA    5.00     1/01/14     5,449,799
  1,110,000  Chicago, Illinois, Series I, AMBAC
             Insured +                                     Aaa/AAA    5.00    12/01/17     1,205,294
  7,400,000  City of New York, XLCA Insured +              Aa3/AA     5.00     9/01/22     7,523,432
  2,000,000  Connecticut State, Series E,
             FSA Insured +                                 Aaa/AAA    5.50    11/15/13     2,207,320
  2,000,000  Durham County, North Carolina, Series B       Aaa/AAA    5.00     4/01/15     2,132,840
  1,000,000  Garden State Preservation Trust, Series
             C, FSA Insured +                              Aaa/AAA    5.13    11/01/16     1,113,120
  3,000,000  Houston, Texas, School District,
             Series A, PSF-GTD Insured +                   Aaa/AAA    5.00     2/15/19     3,162,030
  3,000,000  Illinois FIRST Series                         Aa3/AA     5.25    10/01/15     3,251,520
  1,505,000  Katy, Texas, Independent School
             District, Series B, PSF-GTD Insured +         Aaa/AAA    4.38(a)  2/15/16     1,075,262
  1,575,000  Klein, Texas, Independent School
             District, PSF-GTD Insured +                   Aaa/AAA    5.00     8/01/19     1,634,472
  3,785,000  Massachusetts State, Series D,
             MBIA Insured +                                Aaa/AAA    5.50    10/01/20     4,240,941
  2,000,000  New York, New York City, Series D1            Aa3/AA     5.13    12/01/22     2,070,020
  1,300,000  Ohio State Revenue, AMBAC Insured +           Aaa/AAA    5.00    10/01/11     1,382,082
  3,000,000  Plano, Texas, Independent School
             District, PSF-GTD Insured +                   Aaa/AAA    5.00     2/15/18     3,233,070
  3,260,000  Royse City Independent School District,
             Texas, PSF-GTD Insured +                      NR/AAA     4.05(a)  8/15/14     2,537,291
  5,000,000  Washington State, Series C, AMBAC
             Insured +                                     Aaa/AAA    5.00     1/01/17     5,458,350
  4,355,000  Will County Community School
             District No 161, Summit Hill, Illinois,
             FGIC Insured +                                A1/NR      5.00     1/01/23     4,404,386
                                                                                        ------------
                                                                                          66,801,648
                                                                                        ------------
             Housing--11.0%
  1,740,000  California Statewide Community
             Development Authority Revenue                 Aaa/AAA    5.25     7/01/15     1,905,317
  1,210,000  Colorado Housing & Finance Authority
             Single Family Mortgage, Class I-A-4           Aaa/AAA    4.90    11/01/11     1,262,938
  1,115,000  Illinois Housing Development
             Authority, GNMA Insured +                     NR/AAA     4.13    10/20/16     1,119,092

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND

March 31, 2008 (Unaudited)

                                                          MOODY'S
 PRINCIPAL                                                 /S&P     INTEREST  MATURITY
   AMOUNT                                                 RATINGS*    RATE      DATE        VALUE
-----------                                               --------  --------  --------  ------------
$ 3,000,000  Kentucky Housing Revenue Corp.,
             Series B                                      Aaa/AAA    4.80%    7/01/20  $  2,926,530
    715,000  Maine State Housing Authority,
             Housing Mortgage Finance Program,
             Series C                                      Aa1/AA+    5.30    11/15/23       724,488
  3,000,000  Maine State Housing Authority, Series
             D-2                                           Aa1/AA+    4.75    11/15/21     2,864,700
  2,920,000  Mississippi Home Corp., Single
             Family Mortgage Revenue, Series B-2,
             GNMA/FNMA/FHLMC Insured +                     Aaa/NR     4.38    12/01/18     2,802,791
    850,000  Missouri State Housing Development
             Single Family Mortgage Revenue
             (Homeown Loan Program), Series A,
             GNMA/FNMA Insured +                           NR/AAA     5.05     9/01/24       822,783
  1,720,000  Nebraska Investment Finance Authority,
             Single Family, Series A,
             GNMA/FNMA/FHLMC Insured +                     NR/AAA     4.70     9/01/21     1,637,922
  1,165,000  Nebraska Investment Finance Authority,
             Single Family Mortgage, Series D,
             GNMA/FNMA/FHLMC Insured +                     NR/AAA     5.25     9/01/22     1,163,427
  1,500,000  New York State Mortgage Agency,
             Series 101                                    Aa1/NR     5.00    10/01/18     1,507,065
  1,000,000  Pennsylvania Housing Finance Agency,
             Single Family Mortgage, Series 73B            Aa2/AA+    5.00     4/01/16     1,029,230
  1,000,000  Puerto Rico Housing Finance
             Authority                                     Aa3/AA     5.00    12/01/11     1,071,180
  1,870,000  Texas State Department of Housing and
             Community Affairs, Series A,
             GNMA/FNMA/MBIA Insured +                      Aaa/AAA    5.45     9/01/23     1,872,637
    705,000  Vermont Housing Finance Agency,
             Series 16A, FSA Insured +                     Aaa/AAA    4.85     5/01/11       705,959
                                                                                        ------------
                                                                                          23,416,059
                                                                                        ------------
             Other--8.6%
  1,000,000  Albany Industrial Development Agency
             Civil Facilities Revenue                     Baa2/BBB+   5.75    11/15/22     1,028,950
  2,500,000  Dutchess County Industrial Development
             Agency, IBM Project, New York                  A1/A+     5.45    12/01/29     2,630,650
  5,000,000  Florida Hurricane Catastrophe Fund            Aa3/AA-    5.00     7/01/11     5,289,750
  2,010,000  Fulton County Georgia Development
             Authority Revenue, Spelman College            Aa3/NR     5.00     6/01/24     2,033,457
  2,000,000  Golden State Tobacco Securitization
             Corp. Settlement Revenue, California,
             Series A-1                                   Baa3/BBB    4.50     6/01/27     1,775,620
  1,000,000  Liberty, New York, Development Corp.
             Revenue (Goldman Sachs Headquarters)          Aa3/A-     5.00    10/01/15     1,084,810
  1,000,000  New York State Dormitory Authority
             Lease Revenue Court Facilities,
             Westchester County, AMBAC Insured +           Aa1/AA+    5.25     8/01/13     1,038,810

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND

March 31, 2008 (Unaudited)

                                                          MOODY'S
 PRINCIPAL                                                 /S&P     INTEREST  MATURITY
   AMOUNT                                                 RATINGS*    RATE      DATE        VALUE
-----------                                               --------  --------  --------  ------------
$ 1,000,000  North Carolina Infrastructure Finance
             Corp., Series A                               Aa1/AA+    5.00%    2/01/22  $  1,027,890
  1,000,000  North Carolina Infrastructure Finance
             Corp., Series A                               Aa1/AA+    5.00     2/01/23     1,021,990
  1,500,000  Seminole Tribe Special Obligation
             Revenue, Florida, Series A-144A               Ba1/BBB    5.25    10/01/27     1,349,430
                                                                                        ------------
                                                                                          18,281,357
                                                                                        ------------
             Pre-Refunded/Escrowed Securities--11.2%
  1,135,000  Lower Colorado River Authority, Texas
             Revenue, FSA Insured +, ETM                   Aaa/AAA    5.00     1/01/15     1,250,123
    115,000  Monroe County, New York, AMBAC
             Insured +                                     Aaa/AAA    6.00     6/01/11       115,618
    100,000  New Jersey State Educational Facilities
             Authority Revenue (Rowan University),
             Series C, FGIC Insured +                       Aaa/A+    5.25     7/01/13       109,188
  1,050,000  New York, New York City Transitional
             Finance Authority Revenue                     Aa1/AAA    5.38    11/15/21     1,111,236
  2,950,000  New York, New York City Transitional
             Finance Authority Revenue (Future Tax),
             Series A                                      Aa1/AAA    5.38    11/15/21     3,269,396
  8,550,000  North Carolina Eastern Municipal Power
             Agency System Revenue, Series A,
             ETM                                           Aaa/BBB    5.00     1/01/17     9,155,255
  4,055,000  North Carolina Municipal Power Agency
             No. 1, Catawba Electric Revenue,
             ETM                                           WR/AAA     5.50     1/01/13     4,364,680
  1,000,000  Omaha, Nebraska, Series A, ETM                Aaa/AAA    6.50    12/01/16     1,224,390
  1,560,000  Socorro, Texas, Independent School
             District, PSF-GTD Insured +                   NR/AAA     5.38     8/15/19     1,697,280
  1,450,000  Texas A & M University Revenue,
             Series A                                      Aa1/AA+    5.38     5/15/15     1,562,186
                                                                                        ------------
                                                                                          23,859,352
                                                                                        ------------
             Special Tax--1.3%
    100,000  New York State Local Government
             Assistance Corp., Series A, VRDN              Aa1/AA-    1.92     4/01/22       100,000
  2,595,000  New York State Local Government
             Assistance Corp., Series C                    Aa3/AAA    6.00     4/01/12     2,796,502
                                                                                        ------------
                                                                                           2,896,502
                                                                                        ------------
             State Appropriation--3.3%
  2,000,000  Metropolitan Transportation Authority,
             Series A, FGIC Insured +                      A1/AAA     5.25     4/01/13     2,024,220
  1,000,000  Metropolitan Transportation
             Authority, Series N, FGIC Insured +          Baa3/AAA    2.92(a)  7/01/11       913,890

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND

March 31, 2008 (Unaudited)

                                                          MOODY'S
 PRINCIPAL                                                 /S&P     INTEREST  MATURITY
   AMOUNT                                                 RATINGS*    RATE      DATE        VALUE
-----------                                               --------  --------  --------  ------------
$ 3,800,000  New York State Dormitory Authority
             Revenue, Series B, VRDN                       A1/AA-     5.25%   11/15/23  $  4,060,300
                                                                                        ------------
                                                                                           6,998,410
                                                                                        ------------
             Transportation--7.1%
  2,270,000  Metropolitan Washington Airport
             Authority, FGIC Insured +                     Aa3/AA-    5.75    10/01/14     2,401,002
  2,470,000  Metropolitan Washington Airports
             Authority, General Airport Revenue,
             Series B, MBIA Insured +                      Aaa/AAA    5.25    10/01/12     2,510,211
  2,100,000  New Hampshire State Turnpike System
             Revenue, FSA Insured +                        Aaa/AAA    5.25    10/01/17     2,270,121
  3,340,000  New Jersey State Transportation Trust
             Fund Authority Revenue                        Aaa/AAA    5.50     6/15/22     3,745,142
  1,000,000  New Jersey State Turnpike Authority
             Revenue, Series A, FGIC Insured +              A3/A      5.00     1/01/19     1,024,020
  3,000,000  New York State Thruway Authority
             General Revenue, Highways and
             Bridges Funding, Series A,
             AMBAC Insured +                               Aaa/AAA    5.00     4/01/25     3,065,460
                                                                                        ------------
                                                                                          15,015,956
                                                                                        ------------
             Utilities--9.2%
  1,000,000  Energy Northwest Washington Electrical
             Revenue, Project No. 1, Series A, FSA
             Insured +                                     Aaa/AAA    5.50     7/01/13     1,090,040
  4,000,000  Long Island Power Authority, New
             York, Electric System Revenue, Series B        A3/A-     5.25    12/01/12     4,330,120
  2,000,000  Michigan Municipal Bond Authority
             Revenue, Clean Water Revolving Fund           Aaa/AAA    5.25    10/01/18     2,091,540
  2,000,000  New York State Environmental Facilities
             Corp., Clean Water Revolving Funds,
             New York City Municipal Water Project,
             Series D                                      Aaa/AAA    5.00     6/15/21     2,074,240
  2,000,000  New York State Power Authority, Series A      Aa2/AA-    5.00    11/15/19     2,184,300
  1,730,000  Omaha, Nebraska, Public Power District,
             Series A                                       NR/AA     7.63     2/01/12     1,909,401
  1,000,000  Orlando, Florida, Utilities System Revenue    Aa1/AA     3.66    10/01/16       960,460
  1,320,000  Rhode Island Clean Water Protection
             Finance Agency, Series A                      Aaa/AAA    5.00    10/01/11     1,394,884
  2,500,000  Salt Verde, Arizona, Finance Corp.
             Gas Revenue                                   Aa3/AA-    5.00    12/01/32     2,165,650
  1,500,000  Southern California Public Power
             Authority Natural Gas Project Revenue,
             California, Series A                          Aa3/AA-    5.00    11/01/33     1,353,870

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND

March 31, 2008 (Unaudited)

                                                          MOODY'S
                                                           /S&P     INTEREST  MATURITY
                                                          RATINGS*    RATE      DATE        VALUE
                                                          --------  --------  --------  ------------
                                                                                        ------------
                                                                                        $ 19,554,505
                                                                                        ------------
             Total Municipal Bonds
             (Cost $205,029,024)                                                         207,689,169
                                                                                        ------------

   NUMBER
 OF SHARES
-----------
             MONEY MARKET FUND--1.1%
  2,255,158  BNY Hamilton New York Tax-Exempt
             Money Fund (Hamilton Shares)                           2.20%(b)
             (Cost $2,255,158)                                                             2,255,158
                                                                                        ------------
             Total Investments
             (Cost $207,284,181) (c)--98.7%                                              209,944,327
             Other assets less liabilities--1.3%                                           2,741,104
                                                                                        ------------
             Net Assets--100.0%                                                         $212,685,431
                                                                                        ============

AMBAC    American Municipal Bond Assurance Corp.
ETM      Escrowed to maturity.
FGIC     Financial Guaranty Insurance Company.
FHLMC    Federal Home Loan Mortgage Corp.
FNMA     Federal National Mortgage Association.
FSA      Financial Security Assurance.
GNMA     Government National Mortgage Association.
MBIA     Municipal Bond Investors Assurance.
NR       Not Rated.
PSF-GRD  Permanent School Fund Guarantee.
WR       Withdrawn Rating.
VRDN Variable Rate Demand Note, rate shown is in effect at March 31, 2008. Date represents ultimate maturity date.
*        Unaudited.
+ Insured or guaranteed by the indicated municipal bond insurance corporation.
(a) Zero coupon security. The rate shown reflects the yield to maturity at March 31, 2008.
(b)      Represents annualized 7 day yield at March 31, 2008.
(c) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2008, net unrealized appreciation was $2,660,146 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $4,187,322 and aggregate gross unrealized depreciation of $1,527,176.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2007.

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

               Valuation inputs                Investment in Securities  Other Financial Instruments
---------------------------------------------  ------------------------  ---------------------------
Level 1 - Quoted Prices                              $         --                    $--
Level 2 - Other Significant Observable Inputs         209,944,327                     --
Level 3 - Significant Unobservable Inputs                      --                     --
                                                     ------------                    ---
Total                                                $209,944,327                    $--
                                                     ------------                    ---

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND

Diversification by State

March 31, 2008 (Unaudited)

                                                                         % OF
                                                                         TOTAL
                                                           VALUE      NET ASSETS
                                                       ------------   ----------
Alaska                                                 $  1,984,068       0.9%
Arizona                                                   2,165,650       1.0
California                                               10,437,707       4.9
Colorado                                                  3,326,477       1.6
Connecticut                                               3,599,381       1.7
District of Columbia                                      4,911,213       2.3
Florida                                                   7,599,640       3.6
Georgia                                                   4,179,477       2.0
Illinois                                                 15,430,091       7.3
Indiana                                                   2,610,200       1.2
Kentucky                                                  2,926,530       1.4
Maine                                                     3,589,188       1.7
Maryland                                                  2,579,771       1.2
Massachusetts                                             4,240,941       2.0
Michigan                                                  2,091,540       1.0
Minnesota                                                 1,535,476       0.7
Mississippi                                               2,802,791       1.3
Missouri                                                  3,000,603       1.4
Nebraska                                                  7,942,820       3.7
New Hampshire                                             2,270,121       1.1
New Jersey                                                6,952,463       3.2
New York                                                 45,114,759      21.2
North Carolina                                           20,769,047       9.8
Ohio                                                      3,637,240       1.7
Pennsylvania                                              3,086,870       1.4
Puerto Rico                                               1,071,180       0.5
Rhode Island                                              1,394,884       0.7
Tennessee                                                 2,908,140       1.4
Texas                                                    26,790,336      12.6
Vermont                                                     705,959       0.3
Virginia                                                  1,741,374       0.8
Washington                                                6,548,390       3.1
                                                       ------------     -----

Total investments                                       209,944,327      98.7
Other assets less liabilities                             2,741,104       1.3
                                                       ------------     -----
Net Assets                                             $212,685,431     100.0%
                                                       ------------     -----

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2007.

BNY HAMILTON MUNCIPAL ENHANCED YIELD FUND

Schedule of Investments

March 31, 2008 (Unaudited)

                                                          MOODY'S
 PRINCIPAL                                                 /S&P     INTEREST  MATURITY
   AMOUNT                                                 RATINGS*    RATE      DATE        VALUE
-----------                                               --------  --------  --------  ------------
             MUNICIPAL BONDS--97.1%
             Alabama--4.8%
$   400,000  Montgomery Medical Clinic Board
             Health Care Facilities Revenue,
             (Jackson Hospital and Clinic)                Baa2/BBB-   5.25%    3/01/36  $    354,655
                                                                                        ------------
             Alaska--0.2%
     15,000  Alaska Housing Finance Corp.,
             Series A-2                                    Aaa/AAA    5.75     6/01/24        15,255
                                                                                        ------------
             California--6.2%
    200,000  Golden State Tobacco Securitization
             Corp., California Tobacco Settlement
             Revenue, Series A-1                          Baa3/BBB    5.75     6/01/47       176,498
    300,000  Golden State Tobacco Securitization
             Corp, Enhanced Tobacco Settlement,
             FGIC Insured +                                 A2/A      5.00     6/01/38       281,361
                                                                                        ------------
                                                                                             457,859
                                                                                        ------------
             Connecticut--0.8%
     65,000  Eastern Connecticut Resource Recovery
             Authority, Solid Waste Revenue,
             (Wheelabrator Libson Project), Series A       NR/BBB     5.50     1/01/20        60,568
                                                                                        ------------
             Florida--3.1%
    100,000  Seminole Indian Tribe of Florida,
             Series A                                      Ba1/BBB    5.25    10/01/27        89,962
    150,000  Seminole Indian Tribe of Florida,
             Series A                                      Ba1/BBB    5.50    10/01/24       141,882
                                                                                        ------------
                                                                                             231,844
                                                                                        ------------
             Georgia--0.5%
     25,000  Georgia State Housing & Finance
             Authority, (Single Family Mortgage),
             Series D-2                                   Aa2/AAA     5.10    12/01/20        25,767
     10,000  Richmond County Development
             Authority, Georgia,
             (International Paper Co. Project)            Baa3/BBB    5.80    12/01/20         9,542
                                                                                        ------------
                                                                                              35,309
                                                                                        ------------
             Idaho--0.1%
     10,000  Idaho Housing & Finance,
             Series G-2                                    Aaa/NR     5.35     7/01/18        10,209
                                                                                        ------------

BNY HAMILTON MUNCIPAL ENHANCED YIELD FUND

March 31, 2008 (Unaudited)

                                                          MOODY'S
 PRINCIPAL                                                 /S&P     INTEREST  MATURITY
   AMOUNT                                                 RATINGS*    RATE      DATE        VALUE
-----------                                               --------  --------  --------  ------------
             Illinois--4.6%
$   300,000  Illinois Finance
             Authority, (Chicago Charter School Project)   NR/BBB     5.00%   12/01/36  $    243,795
    100,000  Illinois Housing Development
             Authority, Series E2                          Aa2/AA     5.60     8/01/32        98,839
                                                                                        ------------
                                                                                             342,634
                                                                                        ------------
             Iowa--2.5%
    200,000  Iowa Higher Education Loan Authority,
             (Wartburg College)                             NR/NR     5.25    10/01/30       186,512
                                                                                        ------------
             Kansas--2.9%
    125,000  Sedgwick & Shawnee Counties, Kansas,
             Single Family Revenue, Series A-1,
             GNMA/FNMA Insured +                           Aaa/NR     5.75    12/01/37       123,971
     90,000  Sedgwick & Shawnee Counties, Kansas,
             Single Family Revenue, Series A-2,
             GNMA/FNMA Insured +                           Aaa/NR     5.75    12/01/37        89,251
                                                                                        ------------
                                                                                             213,222
                                                                                        ------------
             Louisiana--3.7%
     10,000  East Baton Rouge Mortgage Finance
             Authority, Series A, GNMA/FNMA
             Insured +                                     Aaa/NR     5.70    10/01/33        10,115
    300,000  Saint John Baptist Parish, Louisiana,
             Marathon Oil Corp., Series A                 Baa1/BBB+   5.13     6/01/37       263,280
                                                                                        ------------
                                                                                             273,395
                                                                                        ------------
             Massachusetts--9.3%
    300,000  Massachusetts Health & Educational
             Facilities Authority, (Milford Medical),
             Series E                                     Baa3/BBB-   5.00     7/15/32       252,771
    250,000  Massachusetts Health & Educational
             Facilities Authority, (UMass Memorial),
             Series D                                     Baa2/BBB    5.00     7/01/33       213,640
    250,000  Massachusetts State Development
             Finance Agency, (Wheelock College),
             Series C                                      NR/BBB     5.25    10/01/37       220,465
                                                                                        ------------
                                                                                             686,876
                                                                                        ------------
             Mississippi--7.0%
    250,000  Lowndes County - Solid Waste Disposal,
             (Weyerhaueser)                               Baa2/BBB    6.80     4/01/22       259,393

BNY HAMILTON MUNCIPAL ENHANCED YIELD FUND

March 31, 2008 (Unaudited)

                                                          MOODY'S
 PRINCIPAL                                                 /S&P     INTEREST  MATURITY
   AMOUNT                                                 RATINGS*    RATE      DATE        VALUE
-----------                                               --------  --------  --------  ------------
$   300,000  Mississippi Business Finance
             Commission, (Northrop Grumman)               Baa1/BBB+   4.55%   12/01/28  $    258,627
                                                                                        ------------
                                                                                             518,020
                                                                                        ------------
             Missouri--1.8%
    130,000  Missouri Higher Education Loan
             Authority, Series B                           Aaa/AAA    5.10     1/15/22       130,211
                                                                                        ------------
             Nebraska--0.1%
      5,000  Nebraska Investment Finance
             Authority, (Single Family Housing),
             Series A, GNMA Insured +                      NR/AAA     5.65     9/01/29         4,937
                                                                                        ------------
             New Hampshire--2.3%
    200,000  New Hampshire Health & Educational
             Facilities Authority,
                (Catholic Medical Center)                 Baa1/BBB+   5.00     7/01/36       173,654
                                                                                        ------------
             New Jersey--0.2%
     15,000  New Jersey State Housing & Mortgage
             Finance Authority, MBIA Insured +             Aaa/AAA    5.85     4/01/29        15,041
                                                                                        ------------
             New Mexico--0.3%
     20,000  New Mexico Mortgage Finance
             Authority, (Single Family Mortgage),
             Series B-3, GNMA/FNMA/
             FHLMC Insured +                               NR/AAA     5.15     9/01/28        20,667
                                                                                        ------------
             New York--3.0%
    250,000  Seneca Nation of Indians Capital
             Improvements Authority, Series A               NR/BB     5.00    12/01/23       219,498
                                                                                        ------------
             North Carolina--0.2%
     15,000  North Carolina Housing Finance
             Agency, Series VV                             Aa2/AA     5.25     3/01/17        15,412
                                                                                        ------------
             North Dakota--3.0%
    250,000  Ward County, North Dakota,
                Healthcare Facilities, (Trinity Health)    NR/BBB+    5.13     7/01/29       225,285
                                                                                        ------------
             Ohio--2.6%
    200,000  Buckeye Tobacco Settlement Financing
             Authority, Series A-2                        Baa3/BBB    6.50     6/01/47       193,198
                                                                                        ------------
             Oklahoma--0.7%
     20,000  Oklahoma Housing Finance Agency,
             Series A-2, GNMA Insured +                    Aaa/NR     5.35     3/01/27        20,581

BNY HAMILTON MUNCIPAL ENHANCED YIELD FUND

March 31, 2008 (Unaudited)


                                                          MOODY'S
 PRINCIPAL                                                 /S&P     INTEREST  MATURITY
   AMOUNT                                                 RATINGS*    RATE      DATE        VALUE
-----------                                               --------  --------  --------  ------------
$    35,000  Oklahoma State Student Loan Authority,
             Series A1, MBIA Insured +                    Aaa/AAA     5.30%   12/01/32  $     34,383
                                                                                        ------------
                                                                                              54,964
                                                                                        ------------
             Oregon--0.3%
     25,000  Oregon State Housing & Community
             Services Department, (Single Family
             Mortgage), Series H                           Aa2/NR     5.65     7/01/28        25,010
                                                                                        ------------
             Pennsylvania--6.6%
    150,000  Monroe County Hospital
             Authority, (Pocono Medical
             Center)                                       NR/BBB+    5.13     1/01/37       130,818
    400,000  Pennsylvania Higher Educational
             Facilities Authority, (Philadelphia
             University)                                  Baa2/BBB    5.00     6/01/30       357,127
                                                                                        ------------
                                                                                             487,945
                                                                                        ------------
             Puerto Rico--2.2%
    200,000  Puerto Rico Industrial, Tourist,
             Educational, Medical & Environmental
             Control Facilities Financing Authority,
             (Ana Mendez University)                       NR/BBB-    5.00     3/01/36       166,708
                                                                                        ------------
             South Carolina--2.2%
    170,000  Tobacco Settlement Revenue
             Management Authority, Series B               Baa3/BBB    6.38     5/15/30       164,417
                                                                                        ------------
             Tennessee--9.4%
    200,000  Johnson City Health & Educational
             Facilities Board, (Mountain States)          Baa1/BBB+   5.50     7/01/36       185,174
    300,000  Tennessee Energy Acquisition
             Corp. Gas Revenue, Series A                   Aa3/AA-    5.25     9/01/18       292,776
    250,000  Sullivan County Health, Educational &
             Housing Facilities Board,
             (Wellmont Health System)                      NR/BBB+    5.25     9/01/36       217,838
                                                                                        ------------
                                                                                             695,788
                                                                                        ------------
             Texas--9.5%
    225,000  Gulf Coast Waste Disposal Authority
             (International Paper), Series A              Baa3/BBB    6.10     8/01/24       211,694
    200,000  Gulf Coast Waste Disposal Authority,
             (Waster Management), Series A                 NR/BBB     5.20     5/01/28       174,848
    350,000  Texas Municipal Gas Acquisition &
             Supply Corp., Series A                         A1/A+     5.25    12/15/23       316,567

BNY HAMILTON MUNCIPAL ENHANCED YIELD FUND

March 31, 2008 (Unaudited)

                                                          MOODY'S
 PRINCIPAL                                                 /S&P     INTEREST  MATURITY
   AMOUNT                                                 RATINGS*    RATE      DATE        VALUE
-----------                                               --------  --------  --------  ------------
                                                                                        ------------
                                                                                        $    703,109
                                                                                        ------------
             Utah--0.1%
$     5,000  Utah Housing Corp., (Single
             Family Mortgage Revenue), Series C-2,
             Class II, FHA Insured +                       Aa2/AA     5.25%    7/01/23         5,159
                                                                                        ------------
             Vermont--3.4%
    300,000  Vermont Educational & Health
             Buildings Financing Agency, (Fletcher
             Allen Hospital), Series A                    Baa1/BBB    4.75    12/01/36       250,383
                                                                                        ------------
             Washington--1.0%
     40,000  Tobacco Settlement
             Authority of Washington                      Baa3/BBB    6.63     6/01/32        40,108
     35,000  Washington State Housing Finance
             Commission, Series 1A,
             GNMA/FNMA Insured +                           Aaa/NR     5.25    12/01/18        35,265
                                                                                        ------------
                                                                                              75,373
                                                                                        ------------
             Wisconsin--2.5%
    200,000  Wisconsin Health & Educational
             Facilities Authority, (Marshfield Clinic),
             Series A                                      NR/BBB+    5.38     2/15/34       186,894
                                                                                        ------------
             Total Municipal Bonds
             (Cost $8,098,433)                                                             7,200,011
                                                                                        ------------

   NUMBER
 OF SHARES
-----------
             MONEY MARKET FUND--1.7%
    127,327  BNY Hamilton New York Tax-Exempt
             Money Fund (Hamilton Shares)                           2.20 (a)
             (Cost $127,327)                                                                 127,327
                                                                                        ------------
             Total Investments
             (Cost $8,225,760) (b)--98.8%                                                  7,327,338
             Other assets less liabilities--1.2%                                              84,779
                                                                                        ------------
             Net Assets--100.0%                                                         $  7,412,117
                                                                                        ============

BNY HAMILTON MUNCIPAL ENHANCED YIELD FUND

March 31, 2008 (Unaudited)

FGIC   Financial Guaranty Insurance Company.
FHA    Federal Housing Administration.
FHLMC  Federal Home Loan Mortgage Corp.
FNMA   Federal National Mortgage Association.
GNMA   Government National Mortgage Association.
MBIA   Municipal Bond Investor Assurance.
NR     Not Rated.
*      Unaudited.
+ Insured or guaranteed by the indicated municipal bond insurance corporation.

(a)    Represents annualized 7-day yield at March 31, 2008.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2008, net unrealized depreciation was $898,422 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,877 and aggregate gross unrealized depreciation of $900,299.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2007.

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

               Valuation inputs                Investment in Securities  Other Financial Instruments
---------------------------------------------  ------------------------  ---------------------------
Level 1 - Quoted Prices                               $       --                     $--
Level 2 - Other Significant Observable Inputs          7,327,338                      --
Level 3 - Significant Unobservable Inputs                     --                      --
                                                      ----------                     ---
Total                                                 $7,327,338                     $--
                                                      ----------                     ---

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BNY HAMILTON U.S. BOND MARKET INDEX FUND

Schedule of Investments

March 31, 2008 (Unaudited)

PRINCIPAL
  AMOUNT                                                               VALUE
-----------                                                        -------------
             MORTGAGE-BACKED SECURITIES--39.9%
             Federal Home Loan Mortgage Corp.--22.1%
$     1,357  Gold Pool #E20195
             7.50%, 9/01/10                                        $      1,402
        174  Gold Pool #G10573
             7.50%, 9/01/11                                                 181
      3,764  Gold Pool #E65603
             7.00%, 10/01/11                                              3,924
      7,069  Gold Pool #G10764
             6.50%, 12/01/12                                              7,404
     12,358  Gold Pool #E68391
             7.00%, 12/01/12                                             12,965
     11,642  Gold Pool #C90017
             6.50%, 4/01/13                                              12,240
     61,823  Gold Pool #E00635
             6.50%, 3/01/14                                              64,800
     30,765  Gold Pool #E00720
             6.00%, 7/01/14                                              31,763
      3,338  Pool #275438
             7.50%, 8/01/16                                               3,577
     16,880  Pool #170215
             8.00%, 2/01/17                                              18,138
     13,865  Gold Pool #C90188
             7.00%, 10/01/17                                             14,731
      2,200  Pool #555217
             8.50%, 10/01/18                                              2,377
          1  Gold Pool # B11591
             5.00%, 1/01/19                                                   1
     48,569  Gold Pool #D93193
             6.50%, 3/01/19                                              50,915
    970,524  Gold Pool #G12088
             4.50%, 5/01/19                                             969,249
     53,248  Gold Pool #B15080
             3.50%, 6/01/19                                              51,065
  1,120,656  Gold Pool #G12089
             5.00%, 11/01/19                                          1,137,242
    436,915  Gold Pool #B19238
             4.50%, 5/01/20                                             435,148
      7,275  Gold Pool #C90349
             8.00%, 7/01/20                                               7,900
    190,089  Gold Pool #G12091
             5.50%, 10/01/20                                            194,382
    562,104  Gold Pool #G12394
             5.00%, 5/01/21                                             568,999
  1,091,964  Gold Pool #G18171
             5.00%, 3/01/22                                           1,103,981
    349,138  Gold Pool #C90562
             6.00%, 7/01/22                                             361,105
     41,118  Gold Pool #D51845
             5.50%, 4/01/24                                              42,154
      3,277  Gold Pool #C80166
             7.50%, 4/01/24                                               3,555

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
  AMOUNT                                                               VALUE
-----------                                                        ------------
$    32,876  Gold Pool #D54110
             7.50%, 6/01/24                                        $     35,665
     19,448  Gold Pool #G00331
             7.00%, 12/01/24                                             20,657
     10,565  Gold Pool #C00453
             6.50%, 4/01/26                                              11,076
      5,737  Gold Pool #D76456
             7.50%, 12/01/26                                              6,225
      3,659  Gold Pool #G00752
             7.50%, 8/01/27                                               3,971
     58,411  Gold Pool #C20273
             6.00%, 6/01/28                                              60,362
      3,897  Gold Pool #C00664
             7.50%, 9/01/28                                               4,226
     10,709  Gold Pool #C00658
             6.50%, 10/01/28                                             11,212
     26,291  Gold Pool #C19286
             6.00%, 12/01/28                                             27,195
      6,055  Gold Pool #C20338
             6.00%, 1/01/29                                               6,264
    146,360  Gold Pool #G01169
             5.50%, 1/01/30                                             148,622
     12,987  Gold Pool #C01024
             7.50%, 7/01/30                                              14,051
     41,410  Gold Pool #C61574
             5.50%, 12/01/31                                             41,995
     78,213  Gold Pool #C62800
             6.00%, 1/01/32                                              80,794
    755,309  Gold Pool #C69955
             6.50%, 8/01/32                                             788,506
    279,632  Gold Pool #C70842
             6.00%, 9/01/32                                             288,513
     73,137  Pool # 789922
             5.49%, 10/01/32 FRN                                         75,889
    278,351  Gold Pool #C76042
             6.00%, 1/01/33                                             287,191
     49,514  Pool #1B0809
             4.75%, 4/01/33 FRN                                          50,393
    209,154  Gold Pool #G01564
             6.00%, 4/01/33                                             216,056
    239,650  Pool #857154
             4.79%, 5/01/33 FRN                                         241,635
  3,699,129  Gold Pool #A15088
             5.50%, 10/01/33                                          3,747,650
     51,154  Pool #781071
             5.19%, 11/01/33 FRN                                         52,202
     67,117  Pool #781681
             4.71%, 6/01/34 FRN                                          68,476
     47,875  Gold Pool #781884
             5.15%, 8/01/34 FRN                                          49,039
    104,415  Gold Pool #G08006
             6.00%, 8/01/34                                             107,470

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$    68,053  Gold Pool #1B2692
             4.47%, 12/01/34 FRN                                   $     68,963
    163,727  Pool #1L0125
             5.03%, 12/01/34 FRN                                        166,990
    283,299  Gold Pool #G01740
             5.50%, 12/01/34                                            286,782
     29,372  Pool #782548
             4.98%, 6/01/35 FRN                                          29,742
  2,223,014  Gold Pool #G08061
             5.50%, 6/01/35                                           2,249,018
     64,582  Gold Pool# G01919
             4.00%, 9/01/35                                              60,914
  5,511,755  Gold Pool #A47040
             5.00%, 9/01/35                                           5,466,209
     40,695  Gold Pool #A47056
             5.00%, 9/01/35                                              40,359
    182,466  Gold Pool #A37615
             5.50%, 9/01/35                                             184,600
     70,395  Gold Pool #G08088
             6.50%, 10/01/35                                             73,150
     54,583  Gold Pool #972200
             5.47%, 3/01/36 FRN                                          55,744
    523,992  Gold Pool #G02109
             6.00%, 3/01/36                                             538,376
     67,373  Pool #1L1415
             5.99%, 6/01/36 FRN                                          67,578
    500,050  Gold Pool #G02645
             4.50%, 1/01/37                                             482,251
    260,000  Gold Pool #A62981
             7.00%, 7/01/37                                             273,118
    398,484  Pool #1B7484
             5.69%, 8/01/37 FRN                                         405,485
  1,500,000  Gold Pool #G03956
             6.00%, 2/01/38                                           1,539,560
                                                                   ------------
                                                                     23,533,372
                                                                   ------------
             Federal National Mortgage Association--14.6%
      7,453  Pool #303851
             7.00%, 4/01/11                                               7,713
      2,882  Pool #313895
             6.50%, 12/01/12                                              3,022
      4,181  Pool #50820
             8.00%, 2/01/13                                               4,440
     54,080  Pool #449294
             5.50%, 2/01/14                                              55,505
     58,353  Pool #190663
             7.00%, 3/01/14                                              62,110
     30,589  Pool #598032
             6.00%, 8/01/14                                              31,311
        174  Pool #527268
             7.00%, 11/01/14                                                183

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
  AMOUNT                                                               VALUE
-----------                                                        ------------
$    58,368  Pool #535633
             5.50%, 12/01/14                                       $     59,890
     37,050  Pool #535377
             8.00%, 6/01/15                                              39,173
     33,672  Pool #553721
             8.50%, 9/01/15                                              38,541
        315  Pool #350055
             8.00%, 4/01/16                                                 318
     11,704  Pool #6222
             9.00%, 4/01/16                                              12,172
      6,845  Pool #408241
             6.00%, 2/01/18                                               7,089
     86,045  Pool #713562
             5.00%, 4/01/18                                              85,916
    117,990  Pool #254802
             4.50%, 7/01/18                                             117,927
    231,323  Pool #254044
             6.50%, 10/01/21                                            241,517
    107,095  Pool #254232
             6.50%, 3/01/22                                             111,709
     19,363  Pool #50544
             8.00%, 3/01/22                                              21,053
      6,943  Pool #50774
             7.00%, 8/01/23                                               7,389
     10,503  Pool #406605
             6.00%, 5/01/24                                              10,832
     14,478  Pool #326556
             6.50%, 10/01/25                                             15,155
     50,598  Pool #335054
             6.00%, 1/01/26                                              52,540
      4,251  Pool #313275
             7.50%, 4/01/26                                               4,604
     28,083  Pool #545646
             7.00%, 9/01/26                                              29,893
      2,478  Pool #421027
             7.50%, 11/01/26                                              2,682
     15,080  Pool #251498
             6.50%, 2/01/28                                              15,781
     37,996  Pool #494507
             5.00%, 11/01/28                                             38,060
     15,591  Pool #252211
             6.00%, 1/01/29                                              16,112
     10,127  Pool #252333
             6.00%, 1/01/29                                              10,507
      8,281  Pool #323824
             8.00%, 5/01/29                                               9,018
      1,678  Pool #253395
             8.50%, 7/01/30                                               1,848
      2,036  Pool #190312
             6.50%, 4/01/31                                               2,124
      2,339  Pool #589646
             6.50%, 6/01/31                                               2,440

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$   225,535  Pool #618250
             6.00%, 1/01/32                                        $    232,700
    105,648  Pool #661452
             6.50%, 7/01/32                                             110,404
     49,795  Pool #654260
             4.95%, 11/01/32 FRN                                         50,745
    111,781  Pool #703726
             5.00%, 2/01/33                                             111,969
    463,804  Pool #789291
             4.50%, 5/01/33                                             454,121
     44,723  Pool #705118
             4.93%, 5/01/33 FRN                                          45,591
    142,423  Pool #695403
             5.00%, 6/01/33                                             142,317
    173,628  Pool #720021
             5.50%, 8/01/33                                             175,842
     39,407  Pool #722777
             4.01%, 9/01/33 FRN                                          39,721
     96,662  Pool #746299
             4.11%, 9/01/33 FRN                                          96,585
    149,566  Pool #741897
             5.00%, 10/01/33                                            148,448
     67,439  Pool #756744
             5.00%, 12/01/33                                             66,935
     88,672  Pool #757503
             5.50%, 2/01/34                                              89,737
    395,127  Pool #769807
             5.50%, 3/01/34                                             400,165
    574,650  Pool #725314
             5.00%, 4/01/34                                             570,354
     47,460  Pool #767342
             5.10%, 8/01/34 FRN                                          48,070
    397,086  Pool #725762
             6.00%, 8/01/34                                             408,840
     75,888  Pool #725866
             4.50%, 9/01/34                                              73,300
    247,300  Pool #725773
             5.50%, 9/01/34                                             250,272
     48,987  Pool #803594
             4.80%, 10/01/34 FRN                                         49,338
    292,124  Pool #255412
             6.00%, 10/01/34                                            300,286
     52,990  Pool #735171
             5.06%, 1/01/35 FRN                                          52,643
  1,400,231  Pool #735224
             5.50%, 2/01/35                                           1,418,088
    183,915  Pool # 798084
             6.00%, 2/01/35                                             189,054
    159,036  Pool #827804
             6.00%, 3/01/35                                             164,088
  1,275,289  Pool #735503
             6.00%, 4/01/35                                           1,313,039

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$   154,556  Pool #828451
             5.24%, 6/01/35 FRN                                    $    154,988
    206,668  Pool #837926
             4.86%, 8/01/35 FRN                                         209,719
     31,111  Pool #841031
             5.28%, 11/01/35 FRN                                         31,096
     74,393  Pool #848368
             5.13%, 12/01/35 FRN                                         75,574
    210,754  Pool # 745275
             5.00%, 2/01/36                                             208,901
    750,000  Pool #831679
             6.50%, 8/01/36                                             777,460
    116,573  Pool #903165
             5.89%, 11/01/36 FRN                                        119,690
    160,050  Pool #907896
             5.85%, 12/01/36 FRN                                        164,067
     28,132  Pool #922886
             5.93%, 2/01/37 FRN                                          28,675
    290,547  Pool #910181
             5.69%, 3/01/37 FRN                                         295,714
  1,100,001  Pool #888608
             6.00%, 5/01/37                                           1,128,115
  1,750,001  Pool #918554
             5.50%, 6/01/37                                           1,768,217
    971,375  Pool #937346
             6.50%, 6/01/37                                           1,006,872
    345,943  Pool #923384
             7.00%, 6/01/37                                             363,380
  1,154,349  Pool #940624
             6.00%, 8/01/37                                           1,183,566
                                                                   ------------
                                                                     15,637,260
                                                                   ------------
             Government National Mortgage Association--3.2%
        514  Pool #359959
             6.50%, 12/15/08                                                519
     50,648  Pool #421769
             7.50%, 9/15/11                                              52,757
     21,453  Pool #490725
             6.00%, 10/15/13                                             22,177
     11,021  Pool #469940
             6.00%, 1/15/14                                              11,391
      2,120  Pool #434573
             7.50%, 10/15/14                                              2,230
     53,275  Pool #569502
             5.00%, 1/15/17                                              54,193
     22,929  Pool #569626
             6.00%, 2/15/17                                              23,702
     11,614  Pool #203737
             8.00%, 2/15/17                                              12,643
    215,192  Pool #591765
             5.00%, 10/15/17                                            218,897

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$   345,095  Pool #596648
             5.00%, 10/15/17                                       $    351,036
     69,604  Pool #604957
             4.50%, 1/15/19                                              69,825
     79,737  Pool #582985
             4.50%, 6/15/19                                              79,990
    342,464  Pool #649466
             5.50%, 9/15/20                                             351,229
     35,464  Pool #780021
             7.50%, 12/15/23                                             38,235
      1,886  Pool #2038
             8.50%, 7/20/25                                               2,078
      5,532  Pool #430097
             8.25%, 10/15/26                                              6,062
      6,109  Pool #780585
             8.25%, 6/15/27                                               6,689
      2,302  Pool #412334
             7.00%, 10/15/27                                              2,464
      3,241  Pool #2547
             6.50%, 2/20/28                                               3,393
      3,159  Pool #482878
             7.00%, 12/15/28                                              3,379
     74,684  Pool #780958
             6.00%, 1/15/29                                              77,482
     34,945  Pool #487634
             6.50%, 8/15/29                                              36,544
        373  Pool #516531
             8.00%, 5/15/30                                                 410
      9,531  Pool #471763
             6.50%, 5/15/31                                               9,961
      7,000  Pool #551101
             6.00%, 11/15/31                                              7,258
    291,701  Pool #622630
             5.50%, 11/15/33                                            298,195
    198,935  Pool #628058
             5.50%, 12/15/33                                            203,365
     59,241  Pool #3662
             3.50%, 5/20/34                                              53,508
     74,056  Pool #781830
             5.00%, 11/15/34                                             74,168
    325,808  Pool #640904
             5.00%, 4/15/35                                             326,252
    954,541  Pool #617858
             6.00%, 12/15/37                                            986,546
                                                                   ------------
                                                                      3,386,578
                                                                   ------------

             Total Mortgage-Backed Securities
             (Cost $41,807,493)                                      42,557,210
                                                                   ------------

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
             UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS--29.7%
             Federal Home Loan Bank--1.6%
$ 1,000,000  4.63%, 2/18/11                                        $  1,060,776
    300,000  5.50%, 8/13/14 (a)                                         331,802
    320,000  5.38%, 5/18/16                                             351,512
                                                                   ------------
                                                                      1,744,090
                                                                   ------------
             Federal Home Loan Mortgage Corp.--1.9%
    625,000  5.13%, 7/15/12 (a)                                         676,032
    825,000  5.00%, 2/16/17                                             881,043
    350,000  6.25%, 7/15/32                                             417,201
                                                                   ------------
                                                                      1,974,276
                                                                   ------------
             Federal National Mortgage Association--5.2%
  2,375,000  3.25%, 2/15/09                                           2,394,648
    100,000  7.25%, 1/15/10 (a)                                         108,663
  1,025,000  3.88%, 2/15/10 (a)                                       1,055,297
    450,000  6.00%, 5/15/11 (a)                                         491,974
    855,000  4.38%, 3/15/13                                             897,534
    365,000  5.13%, 1/02/14                                             378,443
    200,000  5.00%, 4/15/15 (a)                                         215,592
     40,000  6.25%, 5/15/29 (a)                                          47,157
                                                                   ------------
                                                                      5,589,308
                                                                   ------------
             Tennessee Valley Authority--0.2%
    165,000  6.15%, 1/15/38                                             194,706
                                                                   ------------
             United States Treasury Bonds--4.3%
    275,000  7.88%, 2/15/21 (a)                                         381,348
    880,000  8.00%, 11/15/21 (a)                                      1,241,212
    660,000  7.63%, 2/15/25 (a)                                         928,949
    465,000  6.13%, 11/15/27 (a)                                        577,254
    695,000  5.38%, 2/15/31 (a)                                         803,811
    245,000  4.50%, 2/15/36 (a)                                         253,097
    120,000  4.75%, 2/15/37 (a)                                         129,066
    230,000  5.00%, 5/15/37 (a)                                         257,295
                                                                   ------------
                                                                      4,572,032
                                                                   ------------
             United States Treasury Notes--16.5%
  3,325,000  4.75%, 11/15/08 (a)                                      3,392,799
    375,000  6.00%, 8/15/09 (a)                                         397,793
  1,100,000  2.13%, 1/31/10 (a)                                       1,109,368
  2,075,000  5.75%, 8/15/10 (a)                                       2,273,260
    875,000  5.00%, 8/15/11 (a)                                         962,432
  1,200,000  4.88%, 2/15/12 (a)                                       1,323,656
    790,000  4.00%, 11/15/12 (a)                                        848,324
    300,000  3.63%, 5/15/13 (a)                                         316,852

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$ 1,005,000  4.25%, 8/15/13 (a)                                    $  1,094,037
    640,000  4.25%, 11/15/13 (a)                                        698,400
    650,000  4.00%, 2/15/14 (a)                                         700,933
    300,000  4.00%, 2/15/15 (a)                                         322,594
    805,000  4.25%, 8/15/15 (a)                                         877,010
    425,000  4.50%, 2/15/16 (a)                                         467,832
    650,000  5.13%, 5/15/16 (a)                                         740,492
  1,115,000  4.63%, 2/15/17 (a)                                       1,224,670
    300,000  4.75%, 8/15/17 (a)                                         331,922
    370,000  3.50%, 2/15/18                                             372,139
    160,000  6.25%, 8/15/23                                             196,937
                                                                   ------------
                                                                     17,651,450
                                                                   ------------
             Total United States Government Agencies & Obligations
             (Cost $30,228,129)                                      31,725,862
                                                                   ------------
             CORPORATE BONDS--19.1%
             Aerospace/Defense--0.4%
    125,000  General Dynamics Corp.
             4.25%, 5/15/13                                             126,603
     75,000  Lockheed Martin Corp., Series B
             6.15%, 9/01/36                                              77,459
    125,000  Raytheon Co.
             4.85%, 1/15/11                                             128,799
     50,000  United Technologies Corp.
             6.70%, 8/01/28                                              55,775
                                                                   ------------
                                                                        388,636
                                                                   ------------
             Agriculture--0.2%
    170,000  Reynolds American, Inc.
             7.63%, 6/01/16                                             178,868
                                                                   ------------
             Auto Manufacturers--0.2%
    225,000  DaimlerChrysler NA LLC
             6.50%, 11/15/13                                            237,170
                                                                   ------------
             Banks--3.0%
    275,000  Bank of America Corp.
             5.38%, 6/15/14                                             282,814
    150,000  BB&T Corp.
             4.90%, 6/30/17                                             135,737
     75,000  Deutsche Bank AG (Germany)
             6.00%, 9/01/17                                             78,084
    250,000  European Investment Bank
             5.13%, 5/30/17                                             272,577
    200,000  Fifth Third Bank
             4.20%, 2/23/10                                             201,126
    125,000  HSBC Holdings PLC (Britain)
             6.50%, 9/15/37                                             118,580

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$   230,000  Inter-American Development Bank
             4.38%, 9/20/12                                        $    244,651
     75,000  International Bank for Reconstruction &
             Development
             7.63%, 1/19/23                                             102,125
    150,000  JP Morgan Chase Bank NA
             6.00%, 10/01/17                                            156,333
    625,000  Kreditanstalt fuer Wiederaufbau
             5.13%, 3/14/16                                             680,687
    200,000  Mercantile Bankshares Corp., Series B
             4.63%, 4/15/13                                             201,944
    175,000  Royal Bank of Scotland Group PLC
             (Great Britain)
             5.00%, 10/01/14                                            174,176
     45,000  U.S. Bank NA
             4.95%, 10/30/14                                             45,870
     75,000  UBS AG/Stamford Branch
             5.88%, 7/15/16                                              77,577
    200,000  Wachovia Corp.
             5.25%, 8/01/14                                             197,547
    140,000  Wells Fargo & Co.
             5.63%, 12/11/17                                            143,201
    125,000  Wells Fargo Bank NA
             5.75%, 5/16/16                                             128,862
                                                                   ------------
                                                                      3,241,891
                                                                   ------------
             Beverages--0.5%
    145,000  Anheuser-Busch Cos., Inc.
             5.50%, 1/15/18                                             149,849
    175,000  Coco-Cola Enterprises, Inc.
             6.95%, 11/15/26                                            195,790
    125,000  Diageo Finance BV (Netherlands)
             5.30%, 10/28/15                                            125,546
                                                                   ------------
                                                                        471,185
                                                                   ------------
             Building Materials--0.1%
     75,000  Masco Corp.
             4.80%, 6/15/15                                              66,983
                                                                   ------------
             Chemicals--0.2%
    100,000  EI Du Pont de Nemours & Co.
             5.25%, 12/15/16                                            100,966
    100,000  Praxair, Inc.
             6.38%, 4/01/12                                             108,572
                                                                   ------------
                                                                        209,538
                                                                   ------------

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
             Computers--0.3%
$   100,000  International Business Machines Corp.
             4.38%, 6/01/09                                        $    102,099
    225,000  International Business Machines Corp.
             7.00%, 10/30/25                                            248,180
                                                                   ------------
                                                                        350,279
                                                                   ------------
             Cosmetics/Personal Care--0.1%
    125,000  Procter & Gamble Co.
             4.95%, 8/15/14                                             130,801
                                                                   ------------
             Diversified Financial Services--3.8%
     45,000  AEP Texas Central Transition Funding LLC
             5.31%, 7/01/21                                              44,003
    100,000  Bear Stearns Cos., Inc. (The)
             5.30%, 10/30/15                                             93,874
    200,000  Capital One Bank
             5.13%, 2/15/14                                             179,762
    325,000  Citigroup, Inc.
             6.00%, 2/21/12                                             331,795
     75,000  Citigroup, Inc.
             6.13%, 8/25/36                                              65,868
    200,000  Countrywide Home Loans, Inc.
             4.13%, 9/15/09                                             180,194
    200,000  Credit Suisse USA, Inc.
             5.38%, 3/02/16                                             200,494
    275,000  General Electric Capital Corp.
             6.75%, 3/15/32                                             293,730
    225,000  Goldman Sachs Group, Inc. (The)
             6.60%, 1/15/12                                             237,894
     15,000  Goldman Sachs Group, Inc. (The)
             5.95%, 1/18/18                                              14,854
    125,000  Goldman Sachs Group, Inc. (The)
             6.13%, 2/15/33                                             113,821
    325,000  HSBC Finance Corp.
             5.50%, 1/19/16                                             314,395
    250,000  International Lease Finance Corp.
             4.75%, 1/13/12                                             241,994
     35,000  Jefferies Group, Inc.
             6.45%, 6/08/27                                              28,124
    250,000  JPMorgan Chase & Co.
             5.15%, 10/01/15                                            245,571
    250,000  Lehman Brothers Holdings, Inc.
             6.63%, 1/18/12                                             252,387
    125,000  Lehman Brothers Holdings, Inc.
             6.88%, 7/17/37                                             108,381
    275,000  Merrill Lynch & Co., Inc.
             6.05%, 8/15/12                                             279,301
     65,000  Merrill Lynch & Co., Inc.
             6.40%, 8/28/17                                              64,143

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$   165,000  Merrill Lynch & Co., Inc., Series B
             3.70%, 4/21/08                                        $    164,858
    180,000  Morgan Stanley
             4.75%, 4/01/14                                             167,091
    175,000  Morgan Stanley
             5.75%, 10/18/16                                            169,225
    100,000  SLM Corp.
             5.00%, 10/01/13                                             75,270
    225,000  Toyota Motor Credit Corp.
             5.50%, 12/15/08                                            227,355
                                                                   ------------
                                                                      4,094,384
                                                                   ------------
             Electric--1.5%
    175,000  ConEdison Co., Inc.
             5.30%, 3/01/35                                             151,776
    225,000  Constellation Energy Group, Inc.
             7.00%, 4/01/12                                             239,289
    175,000  Dominion Resources, Inc.
             5.15%, 7/15/15                                             171,555
     75,000  Duke Energy Carolinas LLC
             6.25%, 1/15/12                                              80,543
    100,000  Exelon Corp.
             4.90%, 6/15/15                                              95,264
    135,000  FirstEnergy Corp., Series B
             6.45%, 11/15/11                                            141,312
    150,000  Florida Power & Light Co.
             5.65%, 2/01/35                                             144,517
    100,000  NiSource Finance Corp.
             7.88%, 11/15/10                                            108,705
    100,000  Pacific Gas & Electric Co.
             4.80%, 3/01/14                                             100,866
    100,000  PacifiCorp
             5.75%, 4/01/37                                              94,323
     80,000  Progress Energy, Inc.
             7.75%, 3/01/31                                              94,091
    150,000  Southwestern Electric Power Co., Series F
             5.88%, 3/01/18                                             146,637
                                                                   ------------
                                                                      1,568,878
                                                                   ------------
             Food--0.4%
    225,000  Kraft Foods, Inc.
             6.25%, 6/01/12                                             234,315
    100,000  Kroger Co. (The)
             7.50%, 4/01/31                                             108,327
    125,000  Safeway, Inc.
             4.95%, 8/16/10                                             127,887
                                                                   ------------
                                                                        470,529
                                                                   ------------

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
             Forest Products & Paper--0.1%
$   100,000  Weyerhaeuser Co.
             7.38%, 3/15/32                                        $     98,837
                                                                   ------------
             Gas--0.1%
    100,000  Southern California Gas Co., Series HH
             5.45%, 4/15/18                                             103,515
                                                                   ------------
             Healthcare-Services--0.1%
     50,000  Quest Diagnostics, Inc.
             6.95%, 7/01/37                                              49,499
     65,000  WellPoint, Inc.
             5.88%, 6/15/17                                              63,618
                                                                   ------------
                                                                        113,117
                                                                   ------------
             Insurance--1.3%
    375,000  Aegon NV (Netherlands)
             4.75%, 6/01/13                                             367,110
    125,000  Allstate Corp. (The)
             5.00%, 8/15/14                                             127,030
     85,000  American International Group, Inc.
             6.25%, 3/15/37                                              68,859
     75,000  Marsh & McLennan Cos., Inc.
             5.88%, 8/01/33                                              62,883
    225,000  MetLife, Inc.
             5.00%, 11/24/13                                            235,583
    250,000  Prudential Financial, Inc.
             5.10%, 9/20/14                                             245,240
    250,000  Travelers Property Casualty Corp.
             5.00%, 3/15/13                                             256,957
                                                                   ------------
                                                                      1,363,662
                                                                   ------------
             Machinery-Construction & Mining--0.1%
    125,000  Caterpillar, Inc.
             7.30%, 5/01/31                                             147,430
                                                                   ------------
             Machinery-Diversified--0.2%
    150,000  Deere & Co.
             6.95%, 4/25/14                                             166,398
                                                                   ------------
             Media--1.1%
     80,000  CBS Corp.
             7.88%, 7/30/30                                              77,900
    300,000  Comcast Cable Communications LLC
             7.13%, 6/15/13                                             318,721
    275,000  Cox Communications, Inc.
             7.13%, 10/01/12                                            291,237
    100,000  News America Holdings, Inc.
             7.75%, 12/01/45                                            105,865

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$   250,000  Time Warner, Inc.
             6.88%, 5/01/12                                        $    258,084
    100,000  Walt Disney Co. (The)
             6.38%, 3/01/12                                             108,286
                                                                   ------------
                                                                      1,160,093
                                                                   ------------
             Mining--0.4%
    250,000  Alcoa, Inc.
             6.00%, 1/15/12                                             259,557
    175,000  BHP Billiton Finance USA Ltd. (Australia)
             4.80%, 4/15/13                                             174,830
     30,000  Vale Overseas Ltd. (Cayman Islands)
             6.25%, 1/23/17                                              29,876
                                                                   ------------
                                                                        464,263
                                                                   ------------
             Miscellaneous Manufacturing--0.2%
    175,000  Honeywell International, Inc.
             6.13%, 11/01/11                                            189,461
                                                                   ------------
             Oil & Gas--0.9%
     80,000  Canadian Natural Resources Ltd. (Canada)
             6.25%, 3/15/38                                              76,733
    125,000  ConocoPhillips Holding Co.
             6.95%, 4/15/29                                             142,335
     50,000  Hess Corp.
             7.88%, 10/01/29                                             59,337
     15,000  Mobil Corp.
             8.63%, 8/15/21                                              20,282
    125,000  Nexen, Inc. (Canada)
             5.88%, 3/10/35                                             113,753
    150,000  Norsk Hydro ASA (Norway)
             7.75%, 6/15/23                                             180,574
    244,000  Pemex Project Funding Master Trust
             7.88%, 2/01/09                                             252,705
    100,000  Southern California Gas Co.
             5.45%, 4/15/18                                             103,515
    100,000  Valero Energy Corp.
             7.50%, 4/15/32                                             104,104
                                                                   ------------
                                                                        949,823
                                                                   ------------
             Pharmaceuticals--0.5%
    170,000  Abbott Laboratories
             5.88%, 5/15/16                                             181,213
     70,000  AstraZeneca PLC (Great Britain)
             6.45%, 9/15/37                                              75,109

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$    75,000  Bristol-Myers Squibb Co.
             5.88%, 11/15/36                                       $     72,527
     80,000  Schering-Plough Corp.
             6.75%, 12/01/33                                             78,622
    150,000  Wyeth
             5.50%, 2/01/14                                             155,371
                                                                   ------------
                                                                        562,842
                                                                   ------------
             Pipelines--0.3%
     75,000  Kinder Morgan Energy Partners LP
             6.95%, 1/15/38                                              73,603
     60,000  ONEOK Partners LP
             6.85%, 10/15/37                                             59,375
    140,000  Texas Eastern Transmission LP
             7.30%, 12/01/10                                            154,194
     75,000  TransCanada Pipelines Ltd. (Canada)
             6.20%, 10/15/37                                             72,317
                                                                   ------------
                                                                        359,489
                                                                   ------------
             Real Estate--0.1%
     95,000  ERP Operating LP
             5.38%, 8/01/16                                              84,343
                                                                   ------------
             Real Estate Investment Trusts--0.2%
    100,000  Realty Income Corp.
             5.95%, 9/15/16                                              91,828
    150,000  Simon Property Group LP
             5.25%, 12/01/16                                            136,234
                                                                   ------------
                                                                        228,062
                                                                   ------------
             Retail--0.7%
    100,000  CVS Caremark Corp.
             5.75%, 6/01/17                                             101,556
    100,000  Home Depot, Inc.
             5.40%, 3/01/16                                              93,995
    200,000  Macys Retail Holdings, Inc.
             7.00%, 2/15/28                                             171,770
    100,000  Target Corp.
             5.88%, 3/01/12                                             105,032
     75,000  Wal-Mart Stores, Inc.
             4.13%, 2/15/11                                              76,763
    200,000  Wal-Mart Stores, Inc.
             5.25%, 9/01/35                                             177,004
                                                                   ------------
                                                                        726,120
                                                                   ------------

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
             Savings & Loans--0.1%
$    75,000  Washington Mutual Bank
             5.13%, 1/15/15                                        $     56,063
                                                                   ------------
             Telecommunications--1.7%
    100,000  AT&T Corp.
             8.00%, 11/15/31                                            116,851
    250,000  AT&T, Inc.
             5.10%, 9/15/14                                             248,368
    100,000  AT&T Wireless Services, Inc.
             7.88%, 3/01/11                                             108,771
    100,000  BellSouth Corp.
             6.55%, 6/15/34                                              98,231
     25,000  British Telecom PLC (Great Britain)
             9.13%, 12/15/30 (b)                                         31,049
    215,000  Deutsche Telekom International Finance
             BV (Netherlands)
             8.00%, 6/15/10 (c)                                         229,986
    100,000  GTE Corp.
             6.94%, 4/15/28                                             100,937
    250,000  Koninklijke KPN NV (Netherlands)
             8.00%, 10/01/10                                            268,438
    175,000  Sprint Capital Corp.
             6.13%, 11/15/08                                            173,688
    125,000  Sprint Capital Corp.
             8.75%, 3/15/32                                             105,625
    100,000  Telecom Italia Capital SA
             (Luxembourg)
             5.25%, 10/01/15                                             90,851
     75,000  Telefonica Emisiones SAU (Spain)
             7.05%, 6/20/36                                              78,416
     55,000  Vodafone Group PLC (Great Britain)
             5.63%, 2/27/17                                              53,479
    125,000  Vodafone Group PLC (Great Britain)
             7.88%, 2/15/30                                             137,391
                                                                   ------------
                                                                      1,842,081
                                                                   ------------
             Transportation--0.3%
    100,000  Burlington Northern Santa Fe Corp.
             7.95%, 8/15/30                                             116,436
     50,000  Norfolk Southern Corp.
             7.05%, 5/01/37                                              54,592
    125,000  Union Pacific Corp.
             6.63%, 2/01/29                                             127,116
                                                                   ------------
                                                                        298,144
                                                                   ------------
             Total Corporate Bonds
             (Cost $20,494,183)                                      20,322,885
                                                                   ------------

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES--5.6%
$    22,090  Asset Securitization Corp.,
             Series 1995-D1, Class A2
             7.59%, 7/11/27                                        $     22,652
    230,000  Bear Stearns Commercial Mortgage
             Securities, Inc.,
             Series 2001-TOP2, Class A2
             6.48%, 2/15/35                                             235,557
    175,000  Bear Stearns Commercial Mortgage
             Securities, Inc.,
             Series 2002-TOP6, Class A2
             6.46%, 10/15/36                                            179,566
    400,000  Bear Stearns Commercial Mortgage
             Securities, Inc.,
             Series 2003-T10, Class A2
             4.74%, 3/13/40                                             381,368
    350,000  Bear Stearns Commercial
             Mortgage Securities, Inc.,
             Series 2003-T12, Class A4
             4.68%, 8/13/39 (a)                                         339,052
    225,000  Citigroup Commercial Mortgage Trust,
             Series 2006-C4, Class A3
             5.72%, 3/15/49 (a)                                         227,084
     85,000  Citigroup/Deutsche Bank Commercial
             Mortgage Trust,
             Series 2005-CD1, Class A4
             5.23%, 7/15/44                                              83,888
    400,000  Citigroup/Deutsche Bank Commercial
             Mortgage Trust,
             Series 2006-CD2, Class A4
             5.54%, 1/15/46                                             399,291
    346,239  CS First Boston Mortgage Securities Corp.,
             Series 2000-C1, Class A2
             7.55%, 4/15/62                                             356,895
    375,000  CS First Boston Mortgage Securities Corp.,
             Series 2001-CK3, Class A4
             6.53%, 6/15/34                                             384,767
    443,427  DLJ Commercial Mortgage Corp.,
             Series 2000-CKP1, Class A1B
             7.18%, 11/10/33                                            459,458
    400,000  GE Capital Commercial Mortgage Corp.,
             Series 2002-1A, Class A3
             6.27%, 12/10/35                                            408,587
    150,000  JP Morgan Chase Commercial
             Mortgage Securities Corp.,
             Series 2004-LN2, Class A2
             5.12%, 7/15/41                                             149,617
    225,000  JP Morgan Chase Commercial
             Mortgage Securities Corp.,
             Series 2006-LDP8, Class A3B
             5.45%, 5/15/45                                             212,399

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
$   350,000  JP Morgan Chase Commercial
             Mortgage Securities Corp.,
             Series 2007-CB18, Class A4
             5.44%, 6/12/47                                        $    339,902
    475,000  LB-UBS Commercial Mortgage Trust,
             Series 2003-C3, Class A4
             4.17%, 5/15/32                                             440,643
    700,000  LB-UBS Commercial Mortgage Trust,
             Series 2004-C7, Class A6
             4.79%, 10/15/29                                            686,212
    375,000  Merrill Lynch Mortgage Trust,
             Series 2005-CK11, Class A6
             5.24%, 11/12/37                                            374,692
    119,077  Morgan Stanley Dean Witter Capital I,
             Series 2001-TOP1, Class A4
             6.66%, 2/15/33                                             123,031
    150,000  Wachovia Bank Commercial Mortgage Trust,
             Series 2006-C28, Class A3
             5.68%, 10/15/48                                            149,555
                                                                   ------------
             Total Commercial Mortgage-Backed Securities
             (Cost $6,116,936)                                        5,954,216
                                                                   ------------
             FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS--1.2%

    100,000  British Columbia Province of Canada  (Canada)
             5.38%, 10/29/08                                       $    101,606
    201,000  Mexico Government International Bond
             (Mexico) (a)
             5.63%, 1/15/17                                             211,251
    175,000  Province of Quebec  (Canada)
             5.75%, 2/15/09 (a)                                         179,678
    125,000  Province of Quebec  (Canada)
             5.13%, 11/14/16                                            135,156
    275,000  Republic of Chile (Chile)
             5.50%, 1/15/13                                             290,951
    125,000  Republic of Hungary (Hungary)
             4.75%, 2/03/15                                             128,368
     50,000  Republic of Italy (Italy)
             4.50%, 1/21/15                                              52,851
    200,000  Republic of Korea (South Korea)
             4.88%, 9/22/14 (a)                                         204,189
                                                                   ------------
             Total Foreign Government Agencies & Obligations
             (Cost $1,255,413)                                        1,304,050
                                                                   ------------

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
             ASSET-BACKED SECURITIES--1.0%
             Automotive--0.1%
$    90,000  Chase Manhattan Auto Owner Trust,
             Series 2006-A, Class A4
             5.36%, 1/15/13                                        $     92,014
                                                                   ------------
             Diversified Financial Services--0.9%
    875,000  MBNA Master Credit Card Trust,
             Series 1999-J, Class A
             7.00%, 2/15/12                                             921,632
                                                                   ------------
             Total Asset-Backed Securities
             (Cost $1,026,528)                                        1,013,646
                                                                   ------------
             TRUST PREFERRED BONDS--0.2%
             Banks--0.1%
    125,000  Bank of America Corp. Capital Trust XI
             6.63%, 5/23/36                                             118,043
                                                                   ------------
             Diversified Financial Services--0.1%
    100,000  Citigroup Capital XXI
             8.30%, 12/21/57                                             98,537
     50,000  JP Morgan Chase Capital XX
             6.55%, 9/29/36                                              43,743
                                                                   ------------
                                                                        142,280
                                                                   ------------
             Total Trust Preferred Bonds
             (Cost $276,508)                                            260,323
                                                                   ------------
             MUNICIPAL BOND--0.2%
             General Obligations--0.2%
    205,000  Illinois State
             5.10%, 6/01/33
             (Cost $198,162)                                            204,893
                                                                   ------------
   NUMBER
 OF SHARES
-----------
             MONEY MARKET FUND--4.2%
  4,437,397  BNY Hamilton Money Fund (Institutional
             Shares), 3.22% (d)
             (Cost $4,437,397)                                        4,437,397
                                                                   ------------
             INVESTMENT OF CASH COLLATERAL FOR SECURITIES
             LOANED--22.2%
             MONEY MARKET FUND--22.2%
 23,696,915  BNY Institutional Cash Reserve Fund, 2.91% (e)
             (Cost $23,696,915) (f)                                  23,696,915
                                                                   ------------

BNY HAMILTON U.S. BOND MARKET INDEX FUND

March 31, 2008 (Unaudited)

                                                                       VALUE
                                                                   ------------
Total Investments
(Cost $129,537,664) (g)--123.3%                                    $131,477,397
Liabilities in excess of other assets--(23.3%)                      (24,856,255)
                                                                   ------------
Net Assets--100.0%                                                 $106,621,142
            -----
                                                                   ============

FRN Floating Rate Note. Coupon shown was in effect at March 31, 2008. Maturity date represents ultimate maturity.
(a)  Security, or a portion thereof, was on loan at March 31, 2008.
(b) The coupon on this security varies along with its rating. For each rating downgrade below A3/BBB+ by either Moody's or Standard & Poor's, the coupon increases by 25 basis points. The coupon decreases by 25 basis points for each upgrade of its rating. Minimum coupon is 8.00%. The security currently rated Baa1/BBB+.
(c) The coupon on this security along with its rating. If its rating falls below single A by either Moody's or Standard & Poor's, the coupon steps up 50 basis points. If previous situation occurs, and then increases back above BBB, the coupon steps down 50 basis points. The security is currently rated A3/A-.
(d)  Represents annualized 7day yield at March 31, 2008.
(e)  Interest rate shown reflects the yield as of March 31, 2008.
(f) At March 31, 2008, the total market value of the Fund's securities on loan was $23,273,217 and the total value of the collateral held by the Fund was $23,696,915.
(g) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2008, net unrealized appreciation was $1,939,733 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,632,420 and aggregate gross unrealized depreciation of $692,687.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2007.

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation inputs                                Investment in Securities   Other Financial Instruments
----------------                                ------------------------   ---------------------------
Level 1 - Quoted Prices                              $ 28,134,312                   $--
Level 2 - Other Significant Observable Inputs         103,343,085                    --
Level 3 - Significant Unobservable Inputs                      --                    --
                                                     ------------                   ---
Total                                                $131,477,397                   $--
                                                     ------------                   ---

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BNY HAMILTON MONEY FUND

Schedule of Investments

March 31, 2008 (Unaudited)

  PRINCIPAL
   AMOUNT                                                            VALUE
------------                                                    ---------------
              COMMERCIAL PAPER--46.4%
              Asset-Backed Securities--31.4%
$137,000,000  Alpine Securitization Corp.
              2.93%, 5/22/08                                    $   136,431,336
 100,000,000  Beethoven Funding Corp. (Germany)
              3.30%, 4/07/08                                         99,946,667
  50,000,000  Beethoven Funding Corp. (Germany)
              3.30%, 4/09/08                                         49,963,333
  79,685,000  Beethoven Funding Corp. (Germany)
              3.20%, 4/10/08                                         79,621,252
 100,000,000  Cafco LLC
              3.19%, 4/30/08                                         99,743,028
 100,000,000  Cafco LLC
              3.09%, 5/02/08                                         99,734,347
  25,000,000  Cancara Asset Securitization
              4.33%, 4/02/08                                         24,996,997
 150,000,000  Cancara Asset Securitization
              3.12%, 5/05/08                                        149,558,000
  50,000,000  Cancara Asset Securitization
              3.18%, 5/20/08                                         49,783,924
  80,000,000  Cancara Asset Securitization
              3.21%, 5/21/08                                         79,643,333
  41,100,000  Ciesco LLC
              3.16%, 4/11/08                                         41,063,923
 150,000,000  Concord Minutemen Capital Co., LLC
              4.45%, 4/11/08                                        149,814,583
  52,715,000  Concord Minutemen Capital Co., LLC
              4.50%, 4/04/08                                         52,695,232
  41,000,000  Concord Minutemen Capital Co., LLC
              3.31%, 5/02/08                                         40,883,139
 100,000,000  Concord Minutemen Capital Co., LLC
              3.11%, 7/02/08                                         99,205,222
  50,000,000  Concord Minutemen Capital Co., LLC
              2.93%, 9/03/08                                         49,369,236
 100,000,000  Crown Point Capital LLC
              3.46%, 4/24/08                                         99,778,944
 150,000,000  Crown Point Capital LLC
              3.24%, 5/02/08                                        149,581,500
 100,422,000  Crown Point Capital LLC
              3.26%, 6/03/08                                         99,849,092
  50,000,000  Crown Point Capital LLC
              3.27%, 6/06/08                                         49,700,250
 100,000,000  Dexia Delaware LLC
              2.99%, 4/14/08                                         99,892,028
 100,000,000  Dexia Delaware LLC
              2.99%, 6/24/08                                         99,398,000
  50,000,000  FCAR Owner Trust Series II
              3.00%, 5/28/08                                         49,762,896
 101,491,000  FCAR Owner Trust Series II
              3.00%, 5/28/08                                        101,008,918

BNY HAMILTON MONEY FUND

March 31, 2008 (Unaudited)

  PRINCIPAL
   AMOUNT                                                            VALUE
------------                                                    ---------------
$ 76,032,000  FCAR Owner Trust Series II
              2.91%, 6/02/08                                    $    75,650,953
 100,000,000  FCAR Owner Trust Series II
              3.10%, 6/24/08                                         99,276,667
  50,145,000  Gemini Securitization Corp.
              3.01%, 4/16/08                                         50,082,110
  77,000,000  Gemini Securitization Corp.
              2.91%, 4/14/08                                         76,919,086
 125,000,000  Grampian Funding LLC
              3.88%, 4/03/08                                        124,973,056
  34,809,000  Kitty Hawk Funding Corp.
              3.11%, 4/16/08                                         34,763,893
  52,465,000  Kitty Hawk Funding Corp.
              3.01%, 5/19/08                                         52,254,440
  50,000,000  Lexington Parker Capital Corp.
              3.46%, 4/24/08                                         49,889,472
 150,000,000  Lexington Parker Capital Corp.
              3.37%, 4/25/08                                        149,663,000
 150,000,000  Lexington Parker Capital Corp.
              3.26%, 6/03/08                                        149,142,500
  50,585,000  Long Lane Master Trust IV, Series A
              3.03%, 5/01/08                                         50,457,273
 300,000,000  Mont Blanc Capital Corp.
              2.96%, 4/01/08                                        300,000,000
  25,800,000  Mont Blanc Capital Corp.
              2.86%, 4/21/08                                         25,759,007
  42,000,000  Scaldis Capital LLC
              2.86%, 4/14/08                                         41,956,623
 150,000,000  Scaldis Capital LLC
              3.89%, 4/15/08                                        149,773,083
 100,000,000  Sheffield Receivables Corp.
              3.16%, 4/07/08                                         99,947,333
  50,000,000  Sheffield Receivables Corp.
              3.16%, 4/08/08                                         49,969,278
  50,000,000  Variable Funding Capital Corp.
              2.80%, 4/23/08                                         49,914,444
 150,000,000  Windmill Funding Corp.
              3.15%, 4/03/08                                        149,973,667
 104,800,000  Windmill Funding Corp.
              3.13%, 4/17/08                                        104,654,212
 100,000,000  Windmill Funding Corp.
              3.00%, 4/30/08                                         99,758,333
  70,000,000  Yorktown Capital LLC
              3.01%, 5/19/08                                         69,719,067
                                                                ---------------
                                                                  4,105,922,677
                                                                ---------------
              Banks--15.0%
 125,000,000  Bank of Ireland
              4.26%, 4/11/08                                        124,852,083

BNY HAMILTON MONEY FUND

March 31, 2008 (Unaudited)

  PRINCIPAL
   AMOUNT                                                            VALUE
------------                                                    ---------------
$ 67,500,000  Bank of Ireland
              3.19%, 5/15/08                                    $    67,237,238
 100,000,000  Bank of Ireland
              2.93%, 6/09/08                                         99,438,417
 100,000,000  Bank of Scotland
              3.00%, 5/08/08                                         99,691,667
 125,000,000  CBA Delaware Finance, Inc.
              3.10%, 4/07/08                                        124,935,416
  50,000,000  Depfa Bank PLC
              4.54%, 4/02/08                                         49,993,694
 100,000,000  Depfa Bank PLC
              4.23%, 4/14/08                                         99,847,431
 100,000,000  Depfa Bank PLC
              3.02%, 5/07/08                                         99,698,000
  50,000,000  Depfa Bank PLC
              3.02%, 5/08/08                                         49,844,805
  66,550,000  DnB NOR Bank
              3.19%, 4/03/08                                         66,538,206
 100,000,000  Lehman Brothers Holdings
              4.29%, 5/16/08                                         99,464,375
  50,000,000  Lehman Brothers Inc.
              3.25%, 4/01/08                                         50,000,000
 100,000,000  Lehman Brothers Inc.
              4.41%, 4/10/08                                         99,889,750
  50,000,000  Royal Bank of Scotland PLC
              2.82%, 9/04/08                                         49,390,083
  50,000,000  Royal Bank of Scotland PLC
              2.82%, 9/08/08                                         49,374,444
 100,000,000  Svenska Handelsbanken AB
              3.77%, 4/17/08                                         99,832,667
  78,800,000  Swedbank
              4.30%, 4/11/08                                         78,705,878
 100,000,000  Swedbank
              4.24%, 4/15/08                                         99,835,111
  75,000,000  Swedbank Mortgage AB
              4.64%, 4/03/08                                         74,980,938
 100,000,000  Three Pillars Funding Corp.
              3.05%, 4/24/08                                         99,805,138
 280,000,000  Working Capital Management Corp.
              3.36%, 4/01/08                                        280,000,000
                                                                ---------------
                                                                  1,963,355,341
                                                                ---------------
              Total Commercial Paper
              (Cost $6,069,278,018)                               6,069,278,018
                                                                ---------------
              CERTIFICATES OF DEPOSIT--41.2%
              Banks--40.4%
 100,000,000  Abbey National Treasury Services PLC
              3.27%, 2/20/09 FRN                                    100,000,000

BNY HAMILTON MONEY FUND

March 31, 2008 (Unaudited)

  PRINCIPAL
   AMOUNT                                                            VALUE
------------                                                    ---------------
$150,000,000  Allied Irish Banks
              4.39%, 5/08/08                                    $   150,000,000
 100,000,000  Allied Irish Banks
              2.75%, 6/26/08                                        100,000,000
  50,000,000  American Express Bank
              2.84%, 6/11/08                                         50,000,000
  50,000,000  American Express Bank
              2.83%, 6/12/08                                         50,000,000
  50,000,000  American Express Bank
              2.74%, 6/27/08                                         50,000,000
  50,000,000  American Express Bank
              2.74%, 6/30/08                                         50,000,000
 100,000,000  ANZ Bank
              3.95%, 4/15/08                                        100,000,000
  50,000,000  Banco Bilbao Vizcaya Aregentina
              3.05%, 4/07/08                                         50,001,760
 150,000,000  Banco Bilbao Vizcaya Argentina
              4.25%, 4/14/08                                        150,000,000
 150,000,000  Banco Bilbao Vizcaya Argentina
              2.80%, 6/16/08                                        150,003,143
 100,000,000  Bank of Montreal
              3.04%, 5/13/08                                        100,000,000
  50,000,000  Bank of Montreal
              3.25%, 2/11/09 FRN                                     50,000,000
 300,000,000  Bank of Nova Scotia
              2.62%, 4/25/08                                        300,000,000
 100,000,000  Bank of Scotland
              4.48%, 4/08/08                                        100,000,000
  50,000,000  Bank of Scotland
              2.75%, 6/30/08 FRN                                     50,000,000
  50,000,000  Bank of Scotland
              3.26%, 2/26/09 FRN                                     50,000,000
 200,000,000  Barclays Bank PLC
              4.25%, 4/09/08                                        200,000,000
 100,000,000  Barclays Bank PLC
              3.30%, 2/11/09 FRN                                    100,000,000
 200,000,000  BNP Paribas (France)
              4.39%, 4/09/08                                        200,000,000
 100,000,000  Calyon
              4.57%, 4/03/08                                        100,000,000
 100,000,000  Calyon
              4.38%, 4/08/08                                        100,000,000
 150,000,000  Calyon
              4.22%, 4/10/08                                        150,000,000
 100,000,000  Canadian Imperial Bank of Commerce (New York)
              2.60%, 4/25/08 FRN                                     99,994,380
 150,000,000  CBA Delaware Finance, Inc.
              3.01%, 5/15/08                                        150,000,000
 100,000,000  Citibank
              2.94%, 6/06/08                                        100,001,820

BNY HAMILTON MONEY FUND

March 31, 2008 (Unaudited)

  PRINCIPAL
   AMOUNT                                                            VALUE
------------                                                    ---------------
$100,000,000  Credit Suisse (New York)
              4.55%, 1/14/09 FRN                                $   100,007,753
 100,000,000  Credit Suisse (New York)
              3.33%, 10/27/08                                       100,003,531
  75,000,000  Credit Suisse (New York)
              3.48%, 3/06/09 FRN                                     75,000,000
 150,000,000  Danske Corp.
              3.05%, 4/09/09 FRN                                    150,000,000
  75,000,000  Dexia Credit Local SA LLC
              3.85%, 1/20/09 FRN                                     74,934,292
 100,000,000  DZ Bank AG
              3.10%, 4/11/08                                        100,000,000
  50,000,000  Harris Trust & Savings Bank
              5.40%, 5/20/08                                         50,000,000
 100,000,000  HBOS Treasury Services PLC (Great Britain)
              3.27%, 2/25/09 FRN                                    100,009,016
 100,000,000  HSBC Bank
              2.93%, 6/09/08                                        100,001,902
 200,000,000  KBC Bank
              3.05%, 5/02/08                                        200,000,000
 100,000,000  Mizuho Corporate Bank
              2.75%, 4/28/08                                        100,000,748
 100,000,000  Regions Bank
              4.85%, 4/18/08                                        100,000,000
  50,000,000  Regions Bank
              2.83%, 6/12/08                                         50,000,000
 100,000,000  Regions Bank
              4.25%, 7/09/08                                        100,000,000
 100,000,000  Royal Bank of Canada (New York)
              3.06%, 4/04/08 FRN                                    100,000,201
 200,000,000  Royal Bank of Canada (New York)
              2.69%, 4/22/08 FRN                                    200,000,505
 100,000,000  Royal Bank of Scotland
              4.20%, 4/10/08                                        100,000,000
 100,000,000  Skandinaviska Enskilda Banken AB
              3.30%, 2/11/09 FRN                                    100,000,000
  50,000,000  Unicredit Delaware Inc.
              2.85%, 6/13/08                                         50,000,503
  75,000,000  Union Bank
              4.59%, 4/07/08                                         75,000,000
 100,000,000  Union Bank of California
              2.95%, 6/05/08                                        100,000,000
 100,000,000  Unionbancal Commercial Funding Corp.
              4.34%, 4/09/08                                        100,000,000
 100,000,000  Wilmington Trust Co.
              4.39%, 4/08/08                                        100,000,000
  50,000,000  Wilmington Trust Co.
              2.87%, 6/11/08                                         50,000,000
  50,000,000  Wilmington Trust Co.
              2.87%, 6/12/08                                         50,000,000

BNY HAMILTON MONEY FUND

March 31, 2008 (Unaudited)

  PRINCIPAL
   AMOUNT                                                            VALUE
------------                                                    ---------------
                                                                ---------------
              Total Certificates of Deposit
              (Cost $5,274,959,554)                             $ 5,274,959,554
                                                                ---------------
              CORPORATE BONDS--12.0%
              Banks--5.7%
$200,000,000  Bank of America NA
              3.05%, 6/19/08 FRN                                    200,000,000
  50,000,000  Fortis Bank (New York) *
              3.86%, 7/18/08 FRN                                     50,032,948
 125,000,000  National Australia Bank
              3.27%, 2/19/09 FRN                                    125,000,000
  25,000,000  National Australia Bank Ltd. *
              3.08%, 12/01/08 FRN                                    24,992,860
  33,000,000  HBOS Treasury Services PLC (Great Britain)
              3.07%, 1/07/09 FRN                                     33,000,000
  50,000,000  PNC Bank
              2.77%, 6/17/08, FRN                                    49,974,428
 100,000,000  Royal Bank of Canada (Canada) *
              3.05%, 1/05/09 FRN                                    100,000,000
  37,100,000  Wachovia Bank NA
              3.09%, 2/23/09 FRN                                     37,054,715
  37,500,000  Westpac Banking Corp. (Australia) *
              2.82%, 9/15/08, FRN                                    37,482,093
  85,000,000  Westpac Banking Corp. (New York) *
              3.07%, 1/05/09 FRN                                     85,000,000
                                                                ---------------
                                                                    742,537,044
                                                                ---------------
              Diversified Financial Services--6.3%
  50,000,000  CC (USA), Inc.
              5.36%, 6/09/08 FRN                                     49,999,524
  70,000,000  Genworth Global Funding Trusts
              2.82%, 12/15/08 FRN                                    70,000,000
  75,000,000  Harrier Finance Funding LLC
              3.23%, 4/28/08 FRN                                     75,000,000
 100,000,000  Links Finance LLC
              3.03%, 5/19/08 FRN                                     99,998,696
  18,000,000  Links Finance LLC
              2.96%, 6/09/08 FRN                                     17,999,662
  50,000,000  Links Finance LLC
              5.35%, 6/09/08 FRN                                     50,000,000
 100,000,000  Merrill Lynch & Co., Inc.
              2.68%, 5/27/08 FRN                                    100,007,499
  90,000,000  Merrill Lynch & Co., Inc.
              3.06%, 8/22/08 FRN                                     90,000,000
  40,000,000  Premier Asset Collateralized Entity LLC
              4.24%, 4/15/08 FRN                                     39,999,839

BNY HAMILTON MONEY FUND

March 31, 2008 (Unaudited)

  PRINCIPAL
   AMOUNT                                                            VALUE
------------                                                    ---------------
$ 70,000,000  Premier Asset Collateralized Entity LLC
              3.04%, 5/20/08 FRN                                $    69,999,770
  65,000,000  Premier Asset Collateralized Entity LLC
              2.57%, 6/23/08 FRN                                     65,000,000
 100,000,000  Toyota Motor Credit Corp.
              2.83%, 1/15/09 FRN                                     99,998,395
                                                                ---------------
                                                                    828,003,385
                                                                ---------------
              Total Corporate Bonds
              (Cost $1,570,540,429)                               1,570,540,429
                                                                ---------------
              TIME DEPOSITS--0.4%
              Banks--0.4%
  48,480,000  Deutsche Bank
              2.00%, 4/01/08
              (Cost $48,480,000)                                     48,480,000
                                                                ---------------
              REPURCHASE AGREEMENTS--0.8%
 100,000,000  Repurchase Agreement with Barclay's Capital,
              Inc.--0.8%
              2.30%, dated 3/31/08, due 4/01/08,
              repurchase price $100,006,389
              (Collateral-FHLMC, 3.25%, 2/25/11; FNMA,
              4.88%, 2/20/18; aggregate market value plus
              accrued interest $102,000,247)
              (Cost $100,000,000)                                   100,000,000
                                                                ---------------
              Total Investments
              (Cost $13,063,258,002) (a)--100.1%                 13,063,258,002
              Liabilities in excess of other assets --(0.1%)         (1,740,858)
                                                                ---------------
              Net Assets--100.0%                                $13,061,517,144
                                                                ===============

FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association.
FRN Floating Rate Note. Coupon shown is in effect at March 31, 2008. Date represents ultimate maturity date.
* Security exempt from registration under Rule 144A of the Securities Act of 1933.
(a) The cost stated also approximates the aggregate cost for Federal income tax purpose.

See previous notes to financial statements in the annual report as of December 31, 2007.

BNY HAMILTON MONEY FUND

March 31, 2008 (Unaudited)

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

               Valuation inputs                 Investment in Securities   Other Financial Instruments
---------------------------------------------   ------------------------   ---------------------------
Level 1 - Quoted Prices                              $            --                   $--
Level 2 - Other Significant Observable Inputs         13,063,258,002                    --
Level 3 - Significant Unobservable Inputs                         --                    --
                                                     ---------------                   ---
Total                                                $13,063,258,002                   $--
                                                     ---------------                   ---

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BNY HAMILTON TREASURY MONEY FUND

Schedule of Investments

March 31, 2008 (Unaudited)

  PRINCIPAL
    AMOUNT                                                            VALUE
--------------                                                   --------------
                UNITED STATES GOVERNMENT OBLIGATIONS--11.9%
                United States Treasury Bills+--11.9%
$   50,000,000  1.130%, 4/15/08                                  $   49,978,028
   200,000,000  1.12% -1.36%, 4/21/08                               199,860,778
   100,000,000  1.20%, 4/24/08                                       99,924,611
    50,000,000  1.16%, 6/26/08                                       49,863,833
    70,000,000  0.81%, 7/10/08                                       69,844,444
                                                                 --------------
                Total U.S. Government Obligations
                (Cost $469,471,694)                                 469,471,694
                                                                 --------------
                REPURCHASE AGREEMENTS--87.8%
                Repurchase Agreement with Bank of America--5.1%
   200,000,000  0.99%, dated 3/31/08, due 4/01/08 repurchase
                price $200,005,500 (Collateral - UST Notes,
                4.63% - 4.75%, 11/30/08 - 2/28/09; aggregate
                market value plus accrued interest
                $204,000,286)                                       200,000,000
                                                                 --------------
                Repurchase Agreement with Barclays Capital,
                Inc.--24.9%
   980,000,000  1.40%, dated 3/31/08, due 4/01/08 repurchase
                price $980,038,111
                (Collateral - UST Bonds, 2.00% - 3.38%,
                1/15/26 - 4/15/32; UST Notes, 3.88% - 4.75%,
                5/15/09 - 4/15/17; UST Strips, 0.00%,
                5/15/10 - 2/15/27; aggregate market value plus
                accrued interest $999,600,520)                      980,000,000
                                                                 --------------
                Repurchase Agreement with Citigroup--3.8%
   150,000,000  0.50%, dated 3/31/08, due 4/01/08 repurchase
                price $150,002,083
                (Collateral - UST Bonds, 8.75%, 8/15/20; UST
                Notes, 4.88%, 8/31/08; UST Strips, 0.00%,
                11/15/13; aggregate market value plus
                accrued interest $153,000,000)                      150,000,000
                                                                 --------------
                Repurchase Agreement with Deutsche Bank
                AG--21.6%
   850,000,000  1.40%, dated 3/31/08, due 4/1/08 repurchase
                price $850,033,055.56 (Collateral - UST Bonds,
                5.25% - 8.50%, 2/15/20 - 11/15/28; UST Notes,
                4.38% - 5.75%, 6/30/08 - 5/31/12; UST Strips,
                0.00%, 8/15/18 - 2/15/37; aggregate market
                value plus accrued interest $867,000,103)           850,000,000
                                                                 --------------
                Repurchase Agreement with Goldman Sachs Group,
                Inc.--26.1%
 1,030,000,000  1.00%, dated 3/31/08, due 4/01/08 repurchase price $1,030,028,611 (Collateral - UST Bonds,
                2.38%, 1/15/25 - 1/15/27; UST Strips, 0.00%,
                11/15/10; aggregate market value plus accrued
                interest $1,052,065,645)                          1,030,000,000
                                                                 --------------
                Repurchase Agreement with Morgan Stanley--6.3%
   250,000,000  1.35%, dated 3/31/08, due 4/01/08 repurchase
                price $250,009,375 (Collateral - UST Notes,
                4.88%, 1/31/09 - 4/30/11; aggregate market
                value plus accrued interest $255,000,922)           250,000,000
                                                                 --------------
                Total Repurchase Agreements
                (Cost $3,460,000,000)                             3,460,000,000
                                                                 --------------

BNY HAMILTON TREASURY MONEY FUND

March 31, 2008 (Unaudited)

                                                                      VALUE
                                                                 --------------
                Total Investments

                (Cost $3,929,471,694) (a)--99.7%                 $3,929,471,694
                Other assets less liabilities--0.3%                  13,585,442
                                                                 --------------
                Net Assets--100.0%                               $3,943,057,136
                                                                 ==============

+ Coupon rate shown is the discounted rate at time of purchase for United States Treasury Bills.
UST  United States Treasury.
(a) The cost stated also approximates the aggregate cost for federal income tax purposes.

See previously submitted notes to financial statements in annual report dated December 31, 2007.

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

                Valuation inputs                Investment in Securities   Other Financial Instruments
---------------------------------------------   ------------------------   ---------------------------
Level 1 - Quoted Prices                              $           --                    $--
Level 2 - Other Significant Observable Inputs         3,929,471,694                     --
Level 3 - Significant Unobservable Inputs                        --                     --
                                                     --------------                    ---
Total                                                $3,929,471,694                    $--
                                                     ==============                    ===

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND

Schedule of Investments

March 31, 2008 (Unaudited)

                                                         MOODY'S
 PRINCIPAL                                                 /S&P    INTEREST  MATURITY
   AMOUNT                                                RATINGS*    RATE      DATE        VALUE
-----------                                             ---------  --------  --------  ------------
             SHORT-TERM MUNICIPAL BONDS--97.5%
             Education--9.0%
$ 3,000,000  The counties of Cattaragus,
             Allegheny, Erie and Wyoming
             BOCES                                        NR/NR      4.00%   12/30/08  $  3,018,543
  2,000,000  Greater Southern Tier Board of
             Cooperative Educational Services District
             Revenue, Anticipation Notes                  NR/NR      3.25     6/30/08     2,009,625
  1,610,000  New York State Dormitory Authority
             Revenue, Non-State Supported Debt,
             (University of Rochester), Series A-1,
             MBIA Insured + (a)                          Aaa/A-1+    2.75     7/01/27     1,610,000
 11,000,000  New York State Dormitory Authority
             Revenue (a)                                  NR/AAA     2.14     3/15/25    11,000,000
  4,300,000  New York State Dormitory Authority
             Revenue, Non State Supported Debt
             (Columbia University) (a)                  VMG1/A-1+    1.70     7/01/28     4,300,000
                                                                                       ------------
                                                                                         21,938,168
                                                                                       ------------
             General Obligations--10.5%
    100,000  New York State Local Government
             Assistance Corp., Series E (a)               Aaa/AA     1.95     4/01/25       100,000
  1,000,000  New York State, Series A (a)                 Aa3/AA     6.00     7/15/08     1,007,379
  3,800,000  New York State, Series B (a)                Aaa/AAA     2.80     3/15/30     3,800,000
  7,000,000  New York, New York (a)                       NR/NR      2.26     6/01/11     7,000,000
  2,195,000  New York, New York, Series A-5 (a)         VMG1/A-1+    2.05     8/01/31     2,195,000
  2,070,000  New York, New York, Series B
             Sub-Series B-8 (a)                          Aaa/AAA     1.92     8/15/24     2,070,000
  1,700,000  New York, New York, Sub-Series A-6 (a)      NR/A-1+     1.98     8/01/31     1,700,000
  1,700,000  New York, New York, Sub-Series A-6 (a)     VMG1/A-1+    2.00     8/01/19     1,700,000
  1,275,000  Puerto Rico Commonwealth, Series C,
             MBIA Insured+ (a)                           Aaa/AAA     4.25     7/01/22     1,277,023
  4,000,000  Suffolk County, New York                   MIG1/SP1+    3.50     8/14/08     4,010,207
    525,000  Suffolk County, New York, Public
             Improvements, MBIA Insured +                Aaa/AAA     4.13     5/15/08       525,454
                                                                                       ------------
                                                                                         25,385,063
                                                                                       ------------
             Healthcare--5.1%
  1,450,000  Nassau Health Care Corp., New York,
             Revenue, Sub-Series 2004-C1, FSA
             Insured+ (a)                                Aaa/A-1+    1.90     8/01/29     1,450,000
  2,810,000  New York City, New York, Health and
             Hospital Corp., Health Revenue System,
             Series A, FSA Insured + (a)                 Aaa/AAA     3.75     2/15/09     2,849,850
  3,000,000  New York State Dormitory Authority
             Revenue, (Mental Health), Sub-Series
             D-2C, MBIA Insured + (a)                    Aaa/A-1+    3.00     2/15/31     3,000,000

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND

March 31, 2008 (Unaudited)

                                                         MOODY'S
 PRINCIPAL                                                 /S&P    INTEREST  MATURITY
   AMOUNT                                                RATINGS*    RATE      DATE        VALUE
-----------                                             ---------  --------  --------  ------------
$ 5,000,000  New York State Dormitory Authority
             Revenue, (Mental Health), Sub-Series
             D-2G (a)                                    A1/A-1+     1.90%    2/15/31  $  5,000,000
                                                                                       ------------
                                                                                         12,299,850
                                                                                       ------------
             Housing--9.4%
    400,000  New Rochelle, New York, Housing
             Authority Revenue, (Multi-Family Shore
             Medical Center Apartments), Series A,
             FNMA Insured + (a)                           NR/AAA     2.01    12/15/35       400,000
  4,000,000  New York City Housing Development
             Corp., Multi-Family Housing Revenue,
             (Gold Street), Series A,
             FNMA Insured+ (a)                            NR/AAA     1.92     4/15/36     4,000,000
  3,000,000  New York City Housing Development
             Corp., Multi-Family Housing Revenue,
             (Marseilles Apartments) (a)                  NR/AAA     1.99    12/01/34     3,000,000
  1,000,000  New York State Homeowner Mortgage
             Agency, Series 91                            Aa1/NR     5.40    10/01/08     1,015,486
  1,500,000  New York State Housing Finance
             Agency, (Normandie CT I Project) (a)       VMG1/A-1+    1.95     5/15/15     1,500,000
  3,300,000  New York State Housing Finance
             Agency, (River Terrace Housing), Series
             A, FNMA Insured+ (a)                         AAA/NR     2.10     5/15/34     3,300,000
  1,300,000  New York State Housing Finance
             Agency, Series A (a)                        VMG2/NR     2.25    11/01/10     1,300,000
  8,400,000  New York State, Housing Finance
             Agency, (North End), Series A, FNMA
             Insured+ (a)                                VMG1/NR     2.10    11/15/36     8,400,000
                                                                                       ------------
                                                                                         22,915,486
                                                                                       ------------
             Industrial Development--18.4%
  1,400,000  Albany, New York, Industrial
             Development Agency Civic Facility
             Revenue, University Albany Foundation
             Student, Series C, AMBAC Insured + (a)      Aaa/AAA     6.75    11/01/32     1,400,000
  2,530,000  Babylon, New York, Industrial
             Development Agency Resource Revenue,
             (Ogden Martin Project), FSA Insured + (a)   Aaa/A-1+    1.97     1/01/19     2,530,000
  9,565,000  Clinton County, New York, Industrial
             Development Agency Civic Facility
             Revenue, (Champlain Physicians), Series
             A (a)                                        NR/AA      2.25     7/01/42     9,565,000
  2,000,000  Clinton County, New York, Industrial
             Development Agency Civic Facility
             Revenue, (Champlain Physicians), Series
             B (a)                                        Aa3/AA     2.25     7/01/42     2,000,000

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND

March 31, 2008 (Unaudited)

                                                         MOODY'S
 PRINCIPAL                                                 /S&P    INTEREST  MATURITY
   AMOUNT                                                RATINGS*    RATE      DATE        VALUE
-----------                                             ---------  --------  --------  ------------
$ 9,845,000  Dutchess County, New York, Industrial
             Development Agency Civic Facility
             Revenue, (Arbor Ridge Brookmeade, Inc.)
             (a)                                           NR/A      2.26%    9/01/37  $  9,844,999
  3,695,000  Erie County, New York, Industrial
             Development Agency, City of Buffalo
             School District Project, FSA Insured +      Aaa/AAA     5.00     5/01/08     3,699,136
  1,050,000  Monroe County New York Industrial
             Development Agency Civic Facility
             Revenue, (Margaret Woodbury Strong)
             (a)                                         VMG1/NR     2.07     4/01/35     1,050,000
  1,500,000  Monroe County, New York, Industrial
             Development Agency Revenue, (Monroe
             Community College), Series A (a)            VMG1/NR     2.19     1/15/32     1,500,000
  2,100,000  New York City, New York, Industrial
             Development Agency Civic Facility
             Revenue, (College of Aeronautics) (a)        NR/AAA     5.50     5/01/28     2,147,401
    600,000  New York City, New York, Industrial
             Development Agency Facility Revenue,
             Wartburg Lutheran Home, Series A (a)        VMG1/NR     2.22     6/01/27       600,000
  1,000,000  New York City, New York, Industrial
             Development Agency Revenue, Civic
             Facilities, (Children's Oncology
             Society) (a)                                NR/A-1+     3.60     5/01/21     1,000,000
  1,000,000  Orange County, New York, Industrial
             Development Agency Civic Facility
             Revenue, (Tuxedo Park School Project)
             (a)                                         VMG1/NR     2.29     9/01/22     1,000,000
  4,700,000  Suffolk County, New York, Industrial
             Development Agency, Civic Facility
             Revenue, (Touro College Project) (a)         Aaa/AA     2.10     6/01/37     4,700,000
  3,500,000  Ulster County, New York, Industrial
             Development Agency Civic Facility
             Revenue, (Kingston Regional Senior
             Living Center) (a)                          NR/A-1+     1.97     9/15/37     3,500,000
                                                                                       ------------
                                                                                         44,536,536
                                                                                       ------------
             Other--2.6%
  1,000,000  New York City Capital Resources Corp.
             (Enhanced Assistance), Series B (a)         Aaa/NR      2.05     1/01/37     1,000,000
  1,500,000  New York City Trust for Cultural
             Resources, (Alvin Ailey Dance
             Foundation) (a)                            VMG1/A-1+    1.99     7/01/33     1,500,000
  3,915,000  New York City Trust for Cultural
             Resources, (American Museum of Natural
             History), Series A, MBIA Insured + (a)      Aaa/A-1+    2.75     4/01/21     3,915,000

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND

March 31, 2008 (Unaudited)

                                                         MOODY'S
 PRINCIPAL                                                 /S&P    INTEREST  MATURITY
   AMOUNT                                                RATINGS*    RATE      DATE        VALUE
-----------                                             ---------  --------  --------  ------------
                                                                                       ------------
                                                                                       $  6,415,000
                                                                                       ------------
             Special Tax--15.2%
$ 1,640,000  Metropolitan Transportation Authority,
             Dedicated Tax Fund, Series D-1,
             AMBAC Insured + (a)                         Aaa/A-1+    2.57%   11/01/34     1,640,000
  1,800,000  Metropolitan Transportation Authority,
             Dedicated Tax Fund, Series D-2,
             AMBAC Insured+ (a)                          Aaa/A-1+    4.50    11/01/34     1,800,000
  1,500,000  Metropolitan Transportation Authority,
             Sub-Series E-1 (a)                          Aa2/AA-     2.02    11/01/35     1,500,000
  3,345,000  Nassau County, New York, Interim
             Finance Authority, Sales Tax Secured,
             Series B, FSA Insured + (a)                VMG1/A-1+    2.15    11/15/22     3,345,000
    350,000  New York City Transitional Finance
             Authority Revenue, Adjustable-Future
             Tax, Sector D, Series A-1                   Aa1/AAA     3.00    11/01/08       350,695
  2,500,000  New York City Transitional Finance
             Authority Revenue, Adjustable-Future
             Tax, Sector D, Series A-1 (a)               Aa1/A-1+    2.05    11/15/28     2,500,000
  1,600,000  New York City Transitional Finance
             Authority Revenue, Series A (a)             Aa1/A-1+    2.05     2/15/30     1,600,000
  1,400,000  New York State Local Government
             Assistance Corp., Series 4V, FSA
             Insured+ (a) + (a)                          Aaa/A-1+    2.00     4/01/22     1,400,000
  2,600,000  New York State Local Government
             Assistance Corp., Series C (a)             VMG1/A-1+    1.70     4/01/25     2,600,000
 10,000,000  New York State Urban Development
             Corp, Series A-1                             NR/AAA     4.00    12/15/08    10,097,103
 10,000,000  New York State Urban Development
             Corp. (a)                                    Aa3/NR     2.28     4/01/10    10,000,000
                                                                                       ------------
                                                                                         36,832,798
                                                                                       ------------
             State Appropriation--0.9%
  2,125,000  Jay Street Development Corp., New
             York Courts Facilities Lease Revenue,
             Series A-3 (a)                              Aaa/A-1     1.75     5/01/22     2,125,000
                                                                                       ------------
             Transportation--7.8%
  3,000,000  New York Metropolitan Transportation
             Authority, AMBAC Insured + (a)               Aaa/NR     2.25    11/15/33     3,000,000
  2,800,000  Port Authority of New York and New
             Jersey, Series 2008-8 (a)                    NR/NR      2.27     3/13/15     2,800,000
  2,905,000  Triborough Bridge & Tunnel Authority,
             General Purpose, Series B (a)              VMG1/A-1+    2.02     1/01/33     2,905,000
  4,095,000  Triborough Bridge & Tunnel Authority,
             General Purpose, Series B, AMBAC
             Insured + (a)                               Aaa/A-1+    3.50     1/01/32     4,095,000

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND

March 31, 2008 (Unaudited)

                                                         MOODY'S
 PRINCIPAL                                                 /S&P    INTEREST  MATURITY
   AMOUNT                                                RATINGS*    RATE      DATE        VALUE
-----------                                             ---------  --------  --------  ------------
$ 1,900,000  Triborough Bridge & Tunnel Authority,
             General Purpose, Series F (a)               Aa2/A-1+    1.98%   11/01/32  $  1,900,000
  2,795,000  Triborough Bridge & Tunnel Authority,
             Series C, AMBAC Insured+ (a)                Aaa/A-1+    3.50     1/01/32     2,795,000
    400,000  Triborough Bridge & Tunnel Authority,
             Sub-Series B-2 (a)                          Aa2/A-1+    1.98     1/01/32       400,000
  1,000,000  Triborough Bridge & Tunnel Authority,
             Sub-Series B-3 (a)                          Aa2/A-1+    2.02     1/01/32     1,000,000
                                                                                       ------------
                                                                                         18,895,000
                                                                                       ------------
             Utilities--18.6%
  9,107,000  Austin Trust Various States,
             New York City Water and Sewer (a)            NR/AA+     2.22     6/15/38
                                                                                          9,107,000
  2,900,000  Erie County Water Authority, New
             York, Water System Revenue, Series A,
             AMBAC Insured + (a)                         Aaa/AAA     4.00    12/01/16     2,900,000
  1,350,000  Erie County Water Authority, New
             York, Water System Revenue, Series B,
             AMBAC Insured + (a)                         Aaa/AAA     4.00    12/01/16     1,350,000
  2,800,000  Long Island Power Authority, New York
             Electrical Systems, Series A, AMBAC
             Insured +                                   Aaa/AAA     5.50    12/01/08     2,846,730
  2,410,000  Long Island Power Authority, New York
             Electrical Systems Revenue, Series A,
             FSA Insured+ (a)                            Aaa/AAA     5.00    12/01/15     2,440,496
 10,425,000  Long Island Power Authority, New York
             Electrical Systems Revenue, Sub-Series
             1A (a)                                      Aaa/AA+     2.20     5/01/33    10,425,000
  1,500,000  New York City Municipal Water
             Finance Authority, Water & Sewer
             System Revenue, Sub-Series C-2 (a)          Aa2/AA+     1.80     6/15/18     1,500,000
  4,500,000  New York State Energy Research &
             Development Authority, Pollution
             Control Revenue, (Orange & Rockland
             Utilities), Series A, AMBAC
             Insured + (a)                              VMG1/A-1+    3.25     8/01/15     4,500,000
 10,000,000  Puerto Rico Commonwealth, Aqueduct
             and Sewer Authority Revenue                  Aa3/NR     2.27    12/27/08    10,000,000
                                                                                       ------------
                                                                                         45,069,226
                                                                                       ------------
             Total Short-Term Municipal Bonds
             (Cost $236,412,127)                                                        236,412,127
                                                                                       ------------
             COMMERCIAL PAPER--2.0%
             General Obligations--1.0%
  2,500,000  New York City, New York,
             Series 1994 - H-5                                       2.69     4/09/08     2,500,000
                                                                                       ------------

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND

March 31, 2008 (Unaudited)

                                                         MOODY'S
 PRINCIPAL                                                 /S&P    INTEREST  MATURITY
   AMOUNT                                                RATINGS*    RATE      DATE        VALUE
-----------                                             ---------  --------  --------  ------------
             Transportation--1.0%
$ 2,500,000  Metropolitan Transportation Authority,
             Series A                                                2.53%    6/11/08  $  2,500,000
                                                                                       ------------
             Total Commercial Paper
             (Cost $5,000,000)                                                            5,000,000
                                                                                       ------------
             Total Investments
             (Cost $241,412,127) (c)-- 99.5%                                            241,412,127
             Other assets less liabilities--0.5%                                          1,169,824
                                                                                       ------------
             Net Assets--100.0%                                                        $242,581,951
                                                                                       ============

AMBAC American Municipal Bond Assurance.
FNMA  Federal National Mortgage Association.
FSA   Financial Security Assurance.
MBIA  Municipal Bond Investor Assurance.
NR    Not rated.
+ Insured or guaranteed by the indicated municipal bond insurance corporation.
*     Unaudited.
(a) Seven day or less variable rate demand note, rate shown is interest rate in effect at March 31, 2008. Maturity date represents ultimate maturity.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes.

See previously submitted notes to financial statements in the annual report as of December 31, 2007.

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND

March 31, 2008 (Unaudited)

               Valuation inputs                 Investment in Securities   Other Financial Instruments
---------------------------------------------   ------------------------   ---------------------------
Level 1 - Quoted Prices                               $         --                     $--
Level 2 - Other Significant Observable Inputs          241,412,127                      --
Level 3 - Significant Unobservable Inputs                       --                      --
                                                      ------------                     ---
Total                                                 $241,412,127                     $--
                                                      ------------                     ---

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BNY HAMILTON 100% U.S. TREASURY SECURITIES MONEY FUND

Schedule of Investments

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                        ------------
              UNITED STATES GOVERNMENT OBLIGATIONS--100.2%
              United States Treasury Bills+--100.2%

$32,230,000   1.62%-3.19%, 4/03/08                                 $ 32,225,413
 25,290,000   0.20%-3.21%, 4/10/08                                   25,277,115
 36,100,000   1.60%-2.48%, 4/15/08                                   36,071,853
 41,415,000   1.40%-2.25%, 4/17/08                                   41,382,286
  8,600,000   1.22%, 4/21/08                                          8,594,267
 37,200,000   1.20%-3.06%, 4/24/08                                   37,161,645
 27,635,000   0.25%-1.98%, 5/01/08                                   27,607,618
 25,000,000   0.66%-3.18%, 5/08/08                                   24,957,702
 27,660,000   0.76%-3.18%, 5/15/08                                   27,605,495
  2,395,000   1.14%, 6/05/08                                          2,390,157
 61,000,000   0.81%, 7/10/08                                         60,864,444
                                                                   ------------
              Total United States Government Obligations
              (Cost $324,137,995)
                                                                    324,137,995
              Total Investments
              (Cost $324,137,995) (a)--100.2%                       324,137,995
              Liabilities in excess of other assets--(0.2%)            (492,265)
                                                                   ------------
              Net Assets--100.0%                                   $323,645,730
                                                                   ============

+ Coupon rate shown is the discounted rate at time of purchase for Unites States Treasury Bills.
(a) The cost stated also approximates the aggregate cost for Federal income tax purposes.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2007.

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

BNY HAMILTON 100% U.S. TREASURY SECURITIES MONEY FUND

March 31, 2008 (Unaudited)

                Valuation inputs                Investment in Securities   Other Financial Instruments
---------------------------------------------   ------------------------   ---------------------------
Level 1 - Quoted Prices                               $         --                      $--
Level 2 - Other Significant Observable Inputs          324,137,995                       --
Level 3 - Significant Unobservable Inputs                       --                       --
                                                      ------------                      ---
Total                                                 $324,137,995                      $--
                                                      ------------                      ---

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BNY HAMILTON U.S. GOVERNMENT MONEY FUND

Schedule of Investments

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                         -----------
             UNITED STATES GOVERNEMENT AGENCIES &
             OBLIGATIONS--18.0%
             Federal Home Loan Bank--18.0%
$ 3,000,000  2.20%, 4/09/08 +                                       $ 2,998,533
  5,000,000  2.95%, 2/18/09 FRN                                       5,000,000
  5,000,000  2.98%, 2/27/09                                           5,000,000
                                                                    -----------
             Total United States Government Agencies & Obligations
             (Cost $12,998,533)                                      12,998,533
                                                                    -----------
             REPURCHASE AGREEMENTS--82.1%
             Repurchase Agreement with Barclay's Capital,
             Inc.--19.7%
 14,165,000  2.30%, dated 3/31/08, due 4/01/08 repurchase price
             $14,165,905 (Collateral - FHLMC, 3.25%, 2/25/11;
             aggregate market value plus accrued interest
             $14,448,332)                                            14,165,000
                                                                    -----------
             Repurchase Agreement with Deutsche Bank AG--20.8%
 15,000,000  2.25%, dated 3/31/08, due 4/01/08 repurchase price
             $15,000,938 (Collateral - FNMA, 5.00%, 2/13/17;
             aggregate market value plus accrued  interest
             $15,301,003)                                            15,000,000
                                                                    -----------
             Repurchase Agreement with Goldman Sachs Group,
             Inc.--20.8%
 15,000,000  2.24%, dated 3/31/08, due 4/01/08 repurchase price
             $15,000,933 (Collateral - FHLMC, 5.00%, 9/16/08;
             aggregate market value plus accrued interest
             $15,300,320)                                           15,000,000
                                                                    -----------
             Repurchase Agreement with Morgan Stanley--20.8%
 15,000,000  2.25%, dated 3/31/08, due 4/01/08 repurchase price
             $15,000,938
             (Collateral - FNMA, 0.00%, 4/09/08 - 5/01/08;
             aggregate market value plus accrued interest
             $15,377,550)                                            15,000,000
                                                                    -----------
             Total Repurchase Agreements
             (Cost $59,165,000)                                      59,165,000
                                                                    -----------
             Total Investments
             (Cost $72,163,533)(a)--100.1%                           72,163,533
             Liabilities in excess of other assets--(0.1%)             (85,408)
                                                                    -----------
             Net Assets--100.0%                                     $72,078,125
                                                                    ===========

FHLMC Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Association.
FRN   Floating Rate Note. Coupon shown is in effect at March 31, 2008.
+     Coupon rate shown is the discounted rate at time of purchase.
(a) The cost stated also approximates the aggregate cost for Federal income tax purposes.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2007.

BNY HAMILTON U.S. GOVERNMENT MONEY FUND

March 31, 2008 (Unaudited)

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

               Valuation inputs                Investment in Securities  Other Financial Instruments
---------------------------------------------  ------------------------  ---------------------------
Level 1 - Quoted Prices                               $        --                    $--
Level 2 - Other Significant Observable Inputs          72,163,533                     --
Level 3 - Significant Unobservable Inputs                      --                     --
                                                      -----------                    ---
Total                                                 $72,163,533                    $--
                                                      -----------                    ---

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BNY HAMILTON ENHANCED INCOME FUND

Schedule of Investments

March 31, 2008 (Unaudited)

 PRINCIPAL
  AMOUNT                                                               VALUE
-----------                                                         -----------
             COLLATERALIZED MORTGAGE OBLIGATIONS--49.2%
             Federal Home Loan Mortgage Corp.--8.0%
$ 1,975,320  Series 3034, Class FL
             3.12%, 9/15/35 FRN                                     $ 1,916,439
    366,710  Series 3197, Class AM
             5.50%, 8/15/13                                             366,659
                                                                    -----------
                                                                      2,283,098
                                                                    -----------
             Federal National Mortgage Association--10.2%
  1,452,335  Series 2006-129, Class FA
             2.80%, 1/25/37 FRN                                       1,419,062
  1,530,638  Series 2006-15, Class FW
             2.91%, 1/25/36 FRN                                       1,487,520
                                                                    -----------
                                                                      2,906,582
                                                                    -----------
             Government National Mortgage Association--16.4%
    369,536  Series 2004-9, Class A
             3.36%, 8/16/22                                             368,407
  1,551,736  Series 2006-58, Class FL
             3.02%, 10/16/36 FRN                                      1,551,096
  2,860,738  Series 2007-20, Class FA
             2.84%, 4/20/37 FRN                                       2,771,868
                                                                    -----------
                                                                      4,691,371
                                                                    -----------
             Whole Loan Collateral CMO--14.6%
  1,322,830  Countrywide Alternative Loan Trust,
             Series 2007-15CB, Class A6
             5.75%, 7/25/37                                           1,257,698
  1,184,794  CS First Boston Mortgage Securities Corp.,
             Series 2004-1, Class 1A1
             5.75%, 2/25/34                                           1,126,632
     68,380  Granite Mortgages PLC, (Great Britain)
             Series 2003-1, Class1A2
             4.08%, 1/20/20 FRN                                          68,354
    889,605  Indymac Index Mortgage Loan Trust,
             Series 2006-AR35, Class 2A2
             2.70%, 1/25/37 FRN                                         851,613
    917,595  Structured Adjustable Rate Mortgage Loan Trust,
             Series 2005-23, Class 1A1
             5.45%, 1/25/36                                             854,888
                                                                    -----------
                                                                      4,159,185
                                                                    -----------
             Total Collateralized Mortgage Obligations
             (Cost $14,486,659)                                      14,040,236
                                                                    -----------

BNY HAMILTON ENHANCED INCOME FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
  AMOUNT                                                               VALUE
-----------                                                         -----------
             ASSET-BACKED SECURITIES--20.1%
             Automobile Asset-Backed Securities--3.6%
$   252,200  Capital Auto Receivables Asset Trust,
             Series 2005-1, Class A4
             4.05%, 7/15/09                                         $   252,388
    250,000  Capital Auto Receivables Asset Trust,
             Series 2007-3, Class A2A
             5.11%, 11/16/09                                            251,932
    315,143  USAA Auto Owner Trust,
             Series 2006-3, Class A3
             5.36%, 2/15/11                                             318,808
    206,058  WFS Financial Owner Trust,
             Series 2005-2, Class A4
             4.39%, 11/19/12                                            207,002
                                                                    -----------
                                                                      1,030,130
                                                                    -----------
             Credit Card Asset-Backed Securities--4.9%
    700,000  Chase Credit Card Master Trust,
             Series 2003-6, Class A
             2.93%, 2/15/11                                             697,144
    700,000  MBNA Credit Card Master Note Trust,
             Series 2005-A5, Class A5
             2.82%, 12/15/10                                            699,683
                                                                    -----------
                                                                      1,396,827
                                                                    -----------
             Home Equity Asset-Backed Securities--11.6%
  2,000,000  Novastar Home Equity Loan,
             Series 2007-2, ClassA2B
             2.76%, 9/25/37 FRN                                       1,547,016
  2,000,000  Securitized Asset-Backed Receivables LLC Trust,
             Series 2006-WM4, Class A2C
             2.76%, 11/25/36 FRN                                      1,388,376
     41,362  Credit-Based Asset Servicing and Securitization LLC,
             Series 2006-CB1, Class AF1
             5.46%, 1/25/36                                              41,140
    348,331  Residential Asset Mortgage Products, Inc.,
             Series 2005-EFC6, Class 1A2
             2.83%, 11/25/35 FRN                                        325,669
                                                                    -----------
                                                                      3,302,201
                                                                    -----------

BNY HAMILTON ENHANCED INCOME FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                         -----------
             Total Asset-Backed Securities
             (Cost $6,805,541)                                      $ 5,729,158
                                                                    -----------
             CORPORATE BONDS--10.2%
             Banks--1.1%
$   300,000  Wachovia Corp.
             6.15%, 3/15/09                                             302,610
                                                                    -----------
             Computers--2.3%
    670,000  Hewlett-Packard Co.
             2.86%, 6/15/10 FRN                                         662,192
                                                                    -----------
             Diversified Financial Services--3.1%
    500,000  General Electric Capital Corp.
             4.13%, 9/01/09 (a)                                         506,647
    375,000  GMAC LLC
             5.13%, 5/09/08                                             372,809
                                                                    -----------
                                                                        879,456
                                                                    -----------
             Electric--1.2%
    350,000  Public Service Electric & Gas Co.
             3.78%, 3/12/10 FRN                                         349,525
                                                                    -----------
             Media--1.3%
    375,000  Dex Media West LLC, Series B
             8.50%, 8/15/10 (a)                                         366,563
                                                                    -----------
             Telecommunications--1.2%
    350,000  US West Capital Funding, Inc.
             6.38%, 7/15/08                                             350,875
                                                                    -----------
             Total Corporate Bonds
             (Cost $2,938,878)                                        2,911,221
                                                                    -----------
             COMMERCIAL PAPER--9.2%
             Banks--9.2%
  1,000,000  ABN AMRO North America Finance, Inc.
             3.01%, 5/12/08                                             996,820
  1,300,000  Barclays US Funding Corp.
             3.02%, 5/15/08                                           1,295,567
    350,000  JPMorgan Chase & Co.
             2.55%, 9/02/08                                             345,891
                                                                    -----------
             Total Commercial Paper
             (Cost $2,637,964)                                        2,638,278
                                                                    -----------

BNY HAMILTON ENHANCED INCOME FUND

March 31, 2008 (Unaudited)

 PRINCIPAL
  AMOUNT                                                               VALUE
-----------                                                         -----------
             COMMERCIAL MORTGAGE-BACKED SECURITIES--4.0%
$ 1,144,236  CS First Boston Mortgage Securities Corp.,
             Series 1998-C2, Class A2
             6.30%, 11/15/30
             (Cost $1,150,321)                                      $ 1,148,690
                                                                    -----------
   NUMBER
  OF SHARES
-----------
             MONEY MARKET FUND--3.3%
    950,598  BNY Hamilton Money Fund (Institutional Shares),
             3.22% (b) (Cost $950,598)                                  950,598
                                                                    -----------
             INVESTMENT OF CASH COLLATERAL FOR SECURITIES
             LOANED - 2.7%
             MONEY MARKET FUND - 2.7%
    765,065  BNY Institutional Cash Reserve Fund 2.91% (c)
             (Cost $765,062) (a)                                        765,062
                                                                    -----------
             Total Investments
             (Cost $29,735,023) (e)--98.7%                           28,183,243
             Other assets less liabilities--1.3%                        385,625
                                                                    -----------
             Net Assets--100.0%                                     $28,568,868
                                                                    ===========

FRN  Floating Rate Note. Coupon shown is in effect at March 31, 2008.
(a)  Security, or a portion thereof, was on loan at March 31, 2008.
(b)  Represents annualized 7 day yield at March 31, 2008.
(c)  Interest rate shown reflects the yield as of March 31, 2008.
(d) At March 31, 2008, the total market value of the Fund's securities on loan was $749,140 and the total value of the collateral held by the Fund was $765,062.
(e) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2008, net unrealized depreciation was $1,551,780 based on cost for Federal income tax purposes. This consist of aggregate gross unrealized appreciation of $9,115 and aggregate gross unrealized depreciation of $1,560,895

See previous notes to financial statements in the annual report as of December 31, 2007.

Note 1 - FASB Statement No. 157 Disclosure

     Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

          Level 1 - quoted prices in active markets for identical securities

          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

BNY HAMILTON ENHANCED INCOME FUND

March 31, 2008 (Unaudited)

               Valuation inputs                 Investment in Securities  Other Financial Instruments
---------------------------------------------  -------------------------  ---------------------------
Level 1 - Quoted Prices                                      $ 1,715,660                         $--
Level 2 - Other Significant Observable Inputs                 26,467,583                          --
Level 3 - Significant Unobservable Inputs                             --                          --
                                                             -----------                         ---
Total                                                        $28,183,243                         $--
                                                             -----------                         ---

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2. Controls and Procedures.

a) The President (principal executive officer) and the Treasurer (principal financial officer) of the BNY Hamilton Funds, Inc. ("Funds") have concluded that, as of the date within 90 days of the filing date of this report on Form N-Q, there were no significant deficiencies in the design or operation of the internal controls of the Funds or The Bank of New York ("BNY"), the investment adviser and administrator of the Funds, or BNY Hamilton Distributors, a subsidiary of Financial Group LLC ("Foreside") which acts as distributor for the Funds, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Funds, or BNY or Foreside on behalf of the Funds, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Funds have identified no material weaknesses in such internal controls on behalf of the Funds. There was no fraud, whether or not material, involving officers or employees of BNY, Foreside, or the Funds who have a significant role in the Funds' internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of BNY or the officers of the Funds, including its President and Treasurer.

b) There were no significant changes in the Funds and BNY's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Funds or in other factors with respect to the Funds that could have significantly affected the Funds' or BNY's internal controls during the period covered by this Form N-Q, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Funds or BNY during such period.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY HAMILTON FUNDS, INC.


By: /s/ Joseph F. Murphy
    -----------------------------------------
    Joseph F. Murphy
    President and Principal Executive Officer

Date: May 30, 2008


By: /s/ Guy Nordahl
    -----------------------------------------
    Guy Nordahl
    Treasurer and Principal Financial Officer

Date: May 30, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Joseph F. Murphy
    -----------------------------------------
    Joseph F. Murphy
    President and Principal Executive Officer

Date: May 30, 2008


By: /s/ Guy Nordahl
    -----------------------------------------
    Guy Nordahl
    Treasurer and Principal Financial Officer

Date: May 30, 2008